Document and Entity Information	12 Months Ended
Mar. 31, 2011
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	KYO
Entity Registrant Name	KYOCERA CORP
Entity Central Index Key	0000057083
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	183,512,969

Consolidated Balance Sheets (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Current assets:
Cash and cash equivalents	¥ 273,471	¥ 313,126
Short-term investments in debt securities (Notes 3 and 4)	44,012	11,644
Other short-term investments (Note 3)	201,817	200,413
Trade receivables (Note 7):
Notes	19,536	16,421
Accounts	208,404	190,903
Less allowances for doubtful accounts and sales returns (Note 6)	(4,795)	(3,971)
Trade Accounts And Notes Receivable, Net, Current, Total	223,145	203,353
Inventories (Note 5)	232,899	177,361
Advance payments	72,207	52,316
Deferred income taxes (Note 16)	43,035	40,872
Other current assets (Notes 4, 6, 8, 10 and 13)	38,915	35,370
Total current assets	1,129,501	1,034,455
Investments and advances:
Investments in and advances to affiliates and unconsolidated subsidiaries (Notes 6 and 7)	1,219	1,261
Long-term investments in debt and equity securities (Notes 3 and 4)	377,075	370,124
Other long-term investments (Notes 3, 4 and 6)	15,585	10,534
Total investments and advances	393,879	381,919
Property, plant and equipment (Notes 4, 10 and 21):
Land	59,638	56,870
Buildings	288,992	290,516
Machinery and equipment	706,474	689,608
Construction in progress	7,227	8,842
Less accumulated depreciation	(814,577)	(805,737)
Total property, plant and equipment	247,754	240,099
Goodwill (Notes 2, 4 and 9)	64,701	67,602
Intangible assets (Notes 2, 9 and 10)	42,160	49,593
Other assets (Notes 6, 8, 10 and 16)	68,571	75,049
Total assets	1,946,566	1,848,717
Current liabilities:
Short-term borrowings (Note 10)	7,852	4,073
Current portion of long-term debt (Notes 4 and 10)	10,687	13,456
Trade notes and accounts payable	101,265	89,750
Other notes and accounts payable	61,226	63,779
Accrued payroll and bonus	49,092	47,131
Accrued income taxes	18,069	15,602
Other accrued liabilities	24,337	26,800
Other current liabilities (Notes 4, 13 and 16)	28,087	28,721
Total current liabilities	300,615	289,312
Non-current liabilities:
Long-term debt (Notes 4 and 10)	24,538	29,067
Accrued pension and severance liabilities (Note 11)	28,924	31,828
Deferred income taxes (Note 16)	90,005	75,619
Other non-current liabilities (Note 16)	19,125	15,629
Total non-current liabilities	162,592	152,143
Total liabilities	463,207	441,455
Commitments and contingencies (Note 14)
Kyocera Corporation shareholders' equity (Note 15):
Common stock: Authorized 600,000 shares Issued 191,309 shares	115,703	115,703
Additional paid-in capital	162,336	163,044
Retained earnings	1,268,548	1,168,122
Accumulated other comprehensive income	(75,633)	(51,010)
Common stock in treasury, at cost: 7,788 shares at March 31, 2010 and 7,796 shares at March 31, 2011	(50,691)	(50,624)
Total Kyocera Corporation shareholders' equity	1,420,263	1,345,235
Noncontrolling interests	63,096	62,027
Total equity	1,483,359	1,407,262
Total liabilities and equity	¥ 1,946,566	¥ 1,848,717

Consolidated Balance Sheets (Parenthetical) In Thousands	Mar. 31, 2011	Mar. 31, 2010
Common stock, Authorized	600,000	600,000
Common stock, Issued	191,309	191,309
Common stock in treasury, shares	7,796	7,788

Consolidated Statements of Income (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Net sales (Notes 7 and 13)	¥ 1,266,924	¥ 1,073,805	¥ 1,128,586
Cost of sales (Note 13)	888,869	787,970	836,638
Gross profit	378,055	285,835	291,948
Selling, general and administrative expenses (Notes 4, 7,17 and 21)	222,131	221,975	248,529
Profit from operations	155,924	63,860	43,419
Other income (expenses):
Interest and dividend income	12,963	13,202	15,441
Interest expense (Note 13)	(2,259)	(2,926)	(1,206)
Foreign currency transaction gains (losses), net (Note 13)	3,824	2,830	(91)
Equity in earnings (losses) of affiliates and unconsolidated subsidiaries (Notes 4, 7 and 13)	(160)	(18,297)	6,460
Gains (losses) on sales of securities, net (Note 3)	52	(93)	(2,840)
Losses on impairment of securities (Notes 3 and 4)	(341)	(217)	(7,141)
Other, net (Note 4)	2,329	2,439	1,940
Nonoperating Income (Expense), Total	16,408	(3,062)	12,563
Income before income taxes	172,332	60,798	55,982
Income taxes (Note 16):
Current	35,744	24,445	18,927
Deferred	6,470	(9,080)	3,852
Total income taxes	42,214	15,365	22,779
Net income	130,118	45,433	33,203
Net income attributable to noncontrolling interests	(7,670)	(5,338)	(3,697)
Net income attributable to shareholders of Kyocera Corporation	¥ 122,448	¥ 40,095	¥ 29,506
Net income attributable to shareholders of Kyocera Corporation:
Basic	¥ 667.23	¥ 218.47	¥ 157.27
Diluted	¥ 667.23	¥ 218.47	¥ 157.23
Cash dividends declared per share:
Per share of common stock	¥ 130	¥ 120	¥ 120
Average number of shares of common stock outstanding:
Basic	183,517	183,525	187,618
Diluted	183,517	183,525	187,661

Consolidated Statements of Equity (JPY ¥) In Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Kyocera Corporation Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Mar. 31, 2008	¥ 1,516,167	¥ 115,703	¥ 162,864	¥ 1,143,821	¥ 44,066	¥ (15,289)	¥ 1,451,165	¥ 65,002
Application of ASC 715 to opening balance (Note 11)	(966)			(522)	(418)		(940)	(26)
Comprehensive income:
Net income for the year	33,203			29,506			29,506	3,697
Change in foreign currency translation adjustments-net of taxes	(39,273)				(32,408)		(32,408)	(6,865)
Change in pension adjustments-net of taxes (Note 11)	(12,447)				(12,394)		(12,394)	(53)
Change in net unrealized gains (losses) on securities-net of taxes (Note 3)	(53,258)				(53,178)		(53,178)	(80)
Change in net unrealized gains (losses) on derivative financial instruments-net of taxes (Note 13)	(454)				(341)		(341)	(113)
Total comprehensive income (loss) for the year	(72,229)						(68,815)	(3,414)
Cash dividends paid to Kyocera Corporation's shareholders	(22,755)			(22,755)			(22,755)
Cash dividends paid to noncontrolling interests	(1,517)							(1,517)
Purchase of treasury stock (8) in 2011, (8) in 2010 and (6,283) in 2009	(38,219)					(38,219)	(38,219)
Reissuance of treasury stock (0) in 2011, (1) in 2010 and (357) in 2009	3,046		106			2,940	3,046
Stock option plan of subsidiaries	253		181				181	72
Other	(692)							(692)
Ending Balance at Mar. 31, 2009	1,383,088	115,703	163,151	1,150,050	(54,673)	(50,568)	1,323,663	59,425
Comprehensive income:
Net income for the year	45,433			40,095			40,095	5,338
Change in foreign currency translation adjustments-net of taxes	(11,241)				(9,287)		(9,287)	(1,954)
Change in pension adjustments-net of taxes (Note 11)	906				1,003		1,003	(97)
Change in net unrealized gains (losses) on securities-net of taxes (Note 3)	11,959				11,847		11,847	112
Change in net unrealized gains (losses) on derivative financial instruments-net of taxes (Note 13)	74				63		63	11
Total comprehensive income (loss) for the year	47,131						43,721	3,410
Cash dividends paid to Kyocera Corporation's shareholders	(22,023)			(22,023)			(22,023)
Cash dividends paid to noncontrolling interests	(1,639)							(1,639)
Purchase of treasury stock (8) in 2011, (8) in 2010 and (6,283) in 2009	(59)					(59)	(59)
Reissuance of treasury stock (0) in 2011, (1) in 2010 and (357) in 2009	4		1			3	4
Stock option plan of subsidiaries	186		132				132	54
Other	574		(240)		37		(203)	777
Ending Balance at Mar. 31, 2010	1,407,262	115,703	163,044	1,168,122	(51,010)	(50,624)	1,345,235	62,027
Comprehensive income:
Net income for the year	130,118			122,448			122,448	7,670
Change in foreign currency translation adjustments-net of taxes	(33,923)				(28,861)		(28,861)	(5,062)
Change in pension adjustments-net of taxes (Note 11)	(4,619)				(4,530)		(4,530)	(89)
Change in net unrealized gains (losses) on securities-net of taxes (Note 3)	8,863				8,767		8,767	96
Change in net unrealized gains (losses) on derivative financial instruments-net of taxes (Note 13)	63				52		52	11
Total comprehensive income (loss) for the year	100,502						97,876	2,626
Cash dividends paid to Kyocera Corporation's shareholders	(22,022)			(22,022)			(22,022)
Cash dividends paid to noncontrolling interests	(1,875)							(1,875)
Purchase of treasury stock (8) in 2011, (8) in 2010 and (6,283) in 2009	(69)					(69)	(69)
Reissuance of treasury stock (0) in 2011, (1) in 2010 and (357) in 2009	2		0			2	2
Stock option plan of subsidiaries	211		151				151	60
Other	(652)		(859)		(51)		(910)	258
Ending Balance at Mar. 31, 2011	¥ 1,483,359	¥ 115,703	¥ 162,336	¥ 1,268,548	¥ (75,633)	¥ (50,691)	¥ 1,420,263	¥ 63,096

Consolidated Statements of Equity (Parenthetical) In Thousands	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Common Stock, Shares	183,521	183,528	189,454
Purchase of treasury stock, Shares	8	8	6,283
Reissuance of treasury stock, Shares	0	1	357
Common Stock, Shares	183,513	183,521	183,528

Consolidated Statements of Cash Flows (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash flows from operating activities:
Net income	¥ 130,118	¥ 45,433	¥ 33,203
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	71,544	72,829	97,577
Provision for doubtful accounts and loss on bad debts (Note 7)	2,039	9,389	671
Write-down of inventories	5,291	9,207	8,719
Deferred income taxes (Note 16)	6,470	(9,080)	3,852
Equity in (earnings) losses of affiliates and unconsolidated subsidiaries (Notes 4, 7 and 13)	160	18,297	(6,460)
(Gains) losses on sales of securities, net (Note 3)	(52)	93	2,840
Losses on impairment of securities (Notes 3 and 4)	341	217	7,141
(Gains) losses on sales of property, plant and equipment, and intangible assets, net (Note 17)	967	(1,319)	(8,314)
Losses on impairment of property, plant and equipment, and intangible assets (Notes 4 and 21)	712	597	2,730
Losses on impairment of goodwill (Notes 4 and 9)		22	3,457
Foreign currency adjustments	506	1,100	(2,074)
Change in assets and liabilities:
(Increase) decrease in receivables	(38,043)	(38,823)	75,866
(Increase) decrease in inventories	(69,368)	10,416	643
Increase in advance payment	(20,008)	(22,734)	(8,811)
(Increase) decrease in other current assets	(616)	(174)	4,275
Increase (decrease) in notes and accounts payable	29,422	40,400	(77,648)
Increase (decrease) in accrued income taxes	2,039	6,152	(21,024)
Increase (decrease) in other current liabilities	3,033	4,420	(12,404)
Decrease in other non-current liabilities	(2,871)	(5,724)	(737)
Other, net	(1,997)	(3,135)	(5,708)
Net cash provided by operating activities	119,687	137,583	97,794
Cash flows from investing activities:
Payments for purchases of available-for-sale securities	(11,837)	(27,613)	(28,606)
Payments for purchases of held-to-maturity securities	(67,174)	(59,841)	(46,187)
Payments for purchases of other securities	(5,173)	(4,207)	(1,192)
Proceeds from sales and maturities of available-for-sale securities	9,568	21,483	22,026
Proceeds from maturities of held-to-maturity securities	42,534	38,649	33,756
Acquisitions of businesses, net of cash acquired (Notes 2 and 20)	(1,581)	(4,715)	(47,512)
Payments for purchases of property, plant and equipment	(65,844)	(36,491)	(77,267)
Payments for purchases of intangible assets	(6,568)	(3,876)	(7,924)
Proceeds from sales of property, plant and equipment, and intangible assets	491	3,065	12,893
Acquisition of certificate of deposits and time deposits	(303,482)	(356,472)	(290,536)
Withdrawal of certificate of deposits and time deposits	287,376	377,958	230,645
Other, net	326	2,742	(1,540)
Net cash used in investing activities	(121,364)	(49,318)	(201,444)
Cash flows from financing activities:
Increase (decrease) in short-term debt, net	4,044	(6,510)	2,536
Proceeds from issuance of long-term debt	10,708	14,707	1,869
Payments of long-term debt	(15,707)	(20,236)	(5,588)
Dividends paid	(23,654)	(23,537)	(24,248)
Purchase of treasury stock	(69)	(59)	(38,219)
Reissuance of treasury stock	2	4	3,045
Other, net	(2,144)	(2,416)	(2,325)
Net cash used in financing activities	(26,820)	(38,047)	(62,930)
Effect of exchange rate changes on cash and cash equivalents	(11,158)	(6,339)	(11,759)
Net increase (decrease) in cash and cash equivalents	(39,655)	43,879	(178,339)
Cash and cash equivalents at beginning of year	313,126	269,247	447,586
Cash and cash equivalents at end of year	¥ 273,471	¥ 313,126	¥ 269,247

ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2011
ACCOUNTING POLICIES

1. ACCOUNTING POLICIES

Financial Statements Presentation:

The accompanying consolidated financial statements of Kyocera Corporation and its subsidiaries have been prepared in conformity with accounting principles generally accepted in the United States of America.

Basis of Consolidation and Accounting for Investments in Affiliated Companies:

The consolidated financial statements include the accounts of Kyocera Corporation, its majority-owned subsidiaries and a variable interest entity for which Kyocera Corporation is the primary beneficiary under the Financial Accounting Standard Board (FASB)’s Accounting Standards Codification (ASC) 810, “Consolidation.” All significant inter-company transactions and accounts are eliminated. Investments in 20% to 50% owned companies are accounted for by the equity method, whereby Kyocera includes in net income its equity in the earnings or losses from these companies.

The consolidated variable interest entity for which Kyocera Corporation is the primary beneficiary does not have a material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

Revenue Recognition:

Kyocera generates revenue principally through the sale of industrial components and telecommunications and information equipment. Kyocera’s operations consist of the following seven reporting segments: 1) Fine Ceramic Parts Group, 2) Semiconductor Parts Group, 3) Applied Ceramic Products Group, 4) Electronic Device Group, 5) Telecommunications Equipment Group, 6) Information Equipment Group and 7) Others.

Kyocera recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred and title and risk of loss have been transferred to the customer or services have been rendered, the sales price is fixed or determinable and collectability is reasonably assured in accordance with ASC 605, “Revenue Recognition.” Sales to customers in each of the above segments are based on the specific terms and conditions contained in basic contracts with customers and firm customer orders which detail the price, quantity and timing of the transfer of ownership (such as risk of loss and title) of the products.

For most customer orders, the transfer of ownership and revenue recognition occurs at the time of shipment of the products to the customer. For the remainder of customer orders, the transfer of ownership and revenue recognition occurs at the time of receipt of the products by the customer, with the exception of sales of solar power generating systems in the Applied Ceramic Products Group and information equipment in the Information Equipment Group for which sales are made to end users together with installation services. The transfer of ownership and revenue recognition in these cases occur at the completion of installation and customer acceptance, as Kyocera have no further obligations under the contracts and all revenue recognition criteria under ASC 605 are met. When Kyocera provides a combination of products and services, the arrangement is evaluated under ASC 605-25, “Multiple-Element Arrangements.”

In addition, in the Information Equipment Group, Kyocera may enter into sales contracts and lease agreements ranging from one to seven years directly with end users. Sales contracts and lease agreements may include installation services and have customer acceptance clauses. For sales and sales-type lease agreements, revenue is recognized at the completion of installation and customer acceptance which usually occurs on the same business day as delivery. For sales-type leases, unearned income (which represents interest) is amortized over the lease term using the effective interest method in accordance with ASC 840, “Leases.”

For all sales in the above segments, product returns are only accepted if the products are determined to be defective. There are no price protections, stock rotation or returns provisions, except for certain programs in the Electronic Device Group as noted below.

Sales Incentives

In the Electronic Device Group, sales to independent electronic component distributors may be subject to various sale programs for which a provision for incentive programs is recorded as a reduction of revenue at the time of sale, as further described below in accordance with ASC 605-50, “Customer Payments and Incentives” and ASC 605-15, “Products.”

(a) Distributor Stock Rotation Program

Stock rotation is a program whereby distributors are allowed to return for credit, qualified inventory, semi-annually, equal to a certain percentage of the previous six months, net sales. In accordance with ASC 605-15, an estimated sales allowance for stock rotation is recorded at the time of sale based on a percentage of distributor sales using historical trends, current pricing and volume information, other market specific information and input from sales, marketing and other key management. These procedures require the exercise of significant judgments. Kyocera believes that these procedures enable Kyocera to make reliable estimates of future returns under the stock rotation program. Kyocera’s actual results approximate its estimates. When the products are returned and verified, the distributor is given credit against their accounts receivables.

(b) Distributor Ship-from-Stock and Debit Program

Ship-from-Stock and Debit (ship and debit) is a program designed to assist distributors in meeting competitive prices in the marketplace on sales to their end customers. Ship and debit programs require a request from the distributor for a pricing adjustment of a specific part for a sale to the distributor’s end customers from the distributor’s stock. Ship and debit authorizations may cover current and future distributor activity for a specific part for a sale to their customers. In accordance with ASC 605, at the time Kyocera records the sales to distributors, an allowance for the estimated future distributor activities related to such sales is provided since it is probable that such sales to distributors will result in ship and debit activities. In accordance with ASC 605-15, Kyocera records an estimated sales allowance based on sales during the period, credits issued to distributors, distributor inventory levels, historical trends, market conditions, pricing trends noted in direct sales activity with original equipment manufacturers and other customers, and input from sales, marketing and other key management. These procedures require the exercise of significant judgments. Kyocera believes that these procedures enable Kyocera to make reliable estimates of future credits under the ship and debit program. Kyocera’s actual results approximate its estimates.

Sales Rebates

In the case of sales to distributors in the Applied Ceramic Products Group and Information Equipment Group, Kyocera provides cash rebates when predetermined sales targets are achieved during a certain period. Provisions for sales rebates are recorded as a reduction of revenue at the time of revenue recognition based on the best estimate of forecasted sales to each distributor in accordance with ASC 605-50.

Sales Returns

Kyocera records an estimated sales returns allowance at the time of sales based on historical return experience.

Products Warranty

For after-service costs to be paid during warranty periods, Kyocera accrues a product warranty liability for claims under warranties relating to the products that have been sold. Kyocera records an estimated product warranty liability based on its historical repair experience with consideration given to the expected level of future warranty costs.

In the Information Equipment Group, Kyocera provides a standard one year manufacturer’s warranty on its products. For sales directly to end users, Kyocera offers extended warranty plans that may be purchased and that are renewable in one year incremental periods at the end of the warranty term. Service revenues are recognized over the term of the related service maintenance contracts in accordance with ASC 605-20, “Services.”

Cash and Cash Equivalents:

Kyocera considers cash, bank deposits and all highly liquid investments purchased with an original maturity of three months or less to be cash and cash equivalents.

Translation of Foreign Currencies:

Assets and liabilities of consolidated foreign subsidiaries and affiliates accounted for by the equity method are translated into Japanese yen at the exchange rates in effect on the respective balance sheet dates. Operating accounts are translated at the average exchange rates for the respective periods. Translation adjustments result from the process of translating foreign currency denominated financial statements into Japanese yen. These translation adjustments, which are not included in the determination of net income, are included in other comprehensive income.

Assets and liabilities denominated in foreign currencies are translated at the exchange rates in effect on the respective balance sheet dates, and resulting transaction gains or losses are included in the determination of net income.

Allowances for Doubtful Accounts:

Kyocera maintains allowances for doubtful accounts related to trade notes receivables, trade accounts receivables and finance receivables for estimated losses resulting from customers’ inability to make timely payments, including interest on finance receivables. Kyocera’s estimates are based on various factors, including the length of past due payments, historical experience and current business environments. In circumstances where it is aware of a specific customer’s inability to meet its financial obligations, a specific allowance against these amounts is provided, considering the fair value of assets pledged by the customer as collateral.

The amounts of allowances for doubtful accounts included in other current assets at March 31, 2010 and 2011 were ¥571 million and ¥619 million.

The amounts of allowances for doubtful accounts included in investments in and advances to affiliates and unconsolidated subsidiaries at March 31, 2010 and 2011 were ¥0 million and ¥229 million.

The amounts of allowances for doubtful accounts included in other long-term investments at March 31, 2010 and 2011 were ¥253 million and ¥100 million.

The amounts of allowances for doubtful accounts included in other assets at March 31, 2010 and 2011 were ¥2,001 million and ¥1,876 million, respectively.

With respect to the detail information of allowances for doubtful accounts, please refer to the Notes 6 and 8 to the Consolidated Financial Statement.

Inventories:

Inventories are stated at the lower of cost or market. For finished goods and work in process, cost is determined by the average method for approximately 70% at March 31, 2010 and 2011, and by other methods including the first-in, first-out method for the others. For raw materials and supplies, cost is determined by the first-in, first-out method for approximately 57% and 59% at March 31, 2010 and 2011, respectively, and by other methods including the average method for the others. Kyocera recognizes estimated write-down of inventories for excess, slow-moving and obsolete inventories.

Securities:

Debt and equity securities are accounted for under ASC 320, “Investments—Debt and Equity Securities.” Securities classified as available-for-sale securities are recorded at fair value, with unrealized gains and losses excluded from income and reported in other comprehensive income, net of taxes. Securities classified as held-to-maturity securities are recorded at amortized cost. Non-marketable equity securities are accounted by the cost method.

Kyocera evaluates whether the declines in fair value of debt and equity securities are other-than-temporary. Other-than-temporary declines in fair value are recorded as a realized loss with a new cost basis. This evaluation is based mainly on the duration and the extent to which the fair value is less than cost, and the anticipated recoverability in fair value.

Kyocera also reviews its investments accounted by the equity method for impairment quarterly. Factors considered in assessing whether an indication of other-than-temporary impairment exists include the achievement of business plan objectives and milestones including cash flow projections and the results of planned financing activities, the financial condition and prospects of each investee company, the fair value of the ownership interest relative to the carrying amount of the investment, the period of time during which the fair value of the ownership interest has been below the carrying amount of the investment and other relevant factors. Impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment. Fair value is determined through the use of various methodologies such as discounted cash flows and comparable valuations of similar companies.

Property, Plant and Equipment and Depreciation:

Kyocera provides for depreciation of buildings, machinery and equipment over their estimated useful lives primarily on the declining balance method. The principal estimated useful lives used for computing depreciation are as follows:

Buildings	2 to 50 years
Machinery and equipment	2 to 20 years

Major renewals and betterments are capitalized as tangible assets and they are depreciated based on estimated useful lives. The costs of minor renewals, maintenance and repairs are charged to expense in the year incurred. When assets are sold or otherwise disposed of, the profits or losses thereon, computed on the basis of the difference between depreciated costs and proceeds, are credited or charged to income in the year of disposal, and costs and accumulated depreciation are removed from accounts.

Goodwill and Other Intangible Assets:

Goodwill and other intangible assets are accounted for under ASC 350, “Intangibles—Goodwill and Other.” Goodwill and intangible assets with indefinite useful lives, rather than being amortized, are tested for impairment at least annually, and also following any events and changes in circumstances that might lead to impairment. Intangible assets with definite useful lives are amortized straight line over their respective estimated useful lives to their estimated residual values, and reviewed for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable.

The principal estimated useful lives for intangible assets are as follows:

Software	2 to 10 years
Patent rights	2 to 12 years
Customer relationships	3 to 18 years

Impairment of Long-Lived Assets:

Impairment of long-lived assets and intangible assets are accounted for under ASC 360, “Property, Plant, and Equipment. ”Kyocera reviews its long-lived assets and intangible assets with definite useful lives for impairment whenever events or changes in circumstances indicate that its carrying amount may not be recoverable.

Long-lived assets and intangible assets with definite useful lives are considered to be impaired when the expected undiscounted cash flows from the asset group is less than its carrying value. A loss on impairment is recognized based on the amount by which the carrying value exceeds the fair value of the long-lived assets and intangible assets with definite useful lives.

Derivative Financial Instruments:

Derivatives are accounted for under ASC 815, “Derivatives and Hedging.” All derivatives are recorded as either assets or liabilities on the balance sheet and measured at fair value. Changes in the fair value of derivatives are charged to income. However cash flow hedges may qualify for hedge accounting, if the hedging relationship is expected to be highly effective in achieving offsetting cash flows of hedging instruments and hedged items. Under hedge accounting, changes in the fair value of the effective portion of these hedge derivatives are deferred in accumulated other comprehensive income and charged to earnings when the underlying transaction being hedged occurs.

Kyocera designates certain foreign currency forward contracts, interest rate swaps and interest rate caps as cash flow hedges. Most of Kyocera’s foreign currency forward contracts are entered into as hedges of existing foreign currency denominated assets and liabilities. Accordingly, Kyocera records changes in fair value of these foreign currency forward contracts in earnings. It is expected that such changes will be offset by corresponding gains or losses on the underlying assets and liabilities.

Kyocera formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedge to specific assets and liabilities on the balance sheet or forecasted transactions. Kyocera also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting cash flows of hedged items. When it is determined that a derivative is not highly effective hedge or that it has ceased to be a highly effective hedge, Kyocera discontinues hedge accounting prospectively. When a cash flow hedge is discontinued, the net derivative gains or losses remain in accumulated other comprehensive income, unless it is probable that the forecasted transaction will not occur at which point the derivative gains or losses are reclassified into income immediately.

Stock-Based Compensation:

Costs resulting from share-based payment transactions are accounted for under ASC 718, “Compensation—Stock Compensation.” Kyocera recognizes such costs in the financial statements by fair value based measurement method. Under the modified prospective method, Kyocera recognizes compensation costs which include:

(a)	compensation cost for all stock options granted prior to, but not yet vested as of April 1, 2006, and

(b)	compensation cost for all stock options granted or modified subsequent to April 1, 2006.

Net Income Attributable to Shareholders of Kyocera Corporation and Cash Dividends per Share:

Earnings per share is accounted for under ASC 260, “Earnings Per Share.” Basic earnings per share attributable to shareholders of Kyocera Corporation is computed based on the average number of shares of common stock outstanding during each period, and diluted earnings per share attributable to shareholders of Kyocera Corporation is computed based on the diluted average number of shares of stock outstanding during each period.

Cash dividends per share are those declared with respect to the earnings for the respective periods for which dividends are proposed by the Board of Directors. Dividends are charged to retained earnings in the year in which they are paid.

Research and Development Expenses and Advertising Expenses:

Research and development expenses and advertising expenses are charged to operations as incurred.

Use of Estimates:

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. However, actual results could differ from those estimates and assumptions.

Recently Adopted Accounting Standards:

Kyocera adopted the FASB’s Accounting Standards Update (ASU) No. 2009-16, “Accounting for Transfers of Financial Assets” on April 1, 2010. This accounting standard codified former Statement of Financial Accounting Standards (SFAS) No. 166, “Accounting for Transfers of Financial Assets, an amendment of FASB Statement No. 140” issued in June 2009 in the ASC 860, “Transfers and Servicing.” This accounting standard removes the concept of a qualifying special purpose entity from former SFAS No. 140 and removes the exception from applying former FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities, to qualifying special purpose entities and establishes specific conditions for reporting a transfer of a portion of a financial asset as a sale. The adoption of this accounting standard did not have a material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

Kyocera adopted the ASU No. 2009-17, “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” on April 1, 2010. This accounting standard codified former SFAS No. 167, “Amendments to FASB Interpretation No. 46(R)” issued in June 2009 in the ASC 810, “Consolidation.” This accounting standard requires an enterprise to perform an analysis to identify the primary beneficiary of a variable interest entity and also requires ongoing reassessments of whether an enterprise is the primary beneficiary of a variable interest entity. The adoption of this accounting standard did not have a material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

In July 2010, the FASB issued ASU No. 2010-20, “Disclosure about the Credit Quality of Financing Receivables and the Allowance for Credit Losses.” This accounting standard requires an entity to provide certain existing disclosures and new disclosures, on a disaggregated basis, about its financing receivables and related allowance for credit losses. Kyocera adopted the disclosure as of the end of a reporting period for the nine months ended December 31, 2010. Kyocera also adopted the disclosures about activity that occurs during a reporting period for the year ended March 31, 2011. As this accounting standard is a provision for disclosure, the adoption of this accounting standard did not have an impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

Recently Issued Accounting Standards:

In September 2009, the FASB issued ASU No. 2009-13, “Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force” which addressed the accounting for multiple-deliverable arrangements to enable vender to account for products or services separately rather than as a combined unit. This accounting standard addresses how to separate deliverables and how to measure and allocate arrangement consideration to one or more units of accounting. This accounting standard will be effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. The adoption of this accounting standard is expected to have no material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

In December 2010, the FASB issued ASU No. 2010-28, “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts.” This accounting standard modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. This accounting standard will be effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. The adoption of this accounting standard is expected to have no material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

In December 2010, the FASB issued ASU No. 2010-29, “Disclosure of Supplementary Pro Forma Information for Business Combinations.” The amendments in this Update require a public entity that enters into business combination(s) to disclose revenue and earnings of the combined entity in the comparative financial statements as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. This accounting standard will be effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. As this accounting standard is a provision for disclosure, the adoption of this accounting standard will not have an impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This accounting standard amends current U.S. GAAP to create more commonality with IFRSs by changing the wording used to describe requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. This accounting standard will be effective during interim and annual periods beginning after December 15, 2011. The adoption of this accounting standard is expected to have no material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

BUSINESS COMBINATION	12 Months Ended
Mar. 31, 2011
BUSINESS COMBINATION

2. BUSINESS COMBINATION

Business combinations in the year ended March 31, 2011

On June 1, 2010, Kyocera Corporation acquired thin film transistor (TFT) liquid crystal display (LCD) business of Yasu facility from Sony Mobile Display Corporation. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date and for segment reporting, it is reported in the Electronic Device Group.

Kyocera Tycom Corp. has owned a 33.33% interest in Tycom Ltd., a sales company of cutting tools, and accounted for its investment by the equity method. On August 31, 2010, Kyocera Tycom Corp. acquired all of the remaining shares of Tycom Ltd. As a result, Tycom Ltd. has become a wholly-owned subsidiary of Kyocera and has been consolidated by Kyocera from that date. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date and for segment reporting, it is reported in the Applied Ceramic Products Group.

On October 29, 2010, Kyocera Mita Corporation (Kyocera Mita) acquired 100% of shares of Epson Software Engineering (Philippines), Inc. which is a software developer related to information equipment. Epson Software Engineering (Philippines), Inc. has been consolidated by Kyocera from that date and has changed its name to Kyocera Mita Technology Development Philippines, Inc. on November 1, 2010. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date and for segment reporting, it is reported in the Information Equipment Group.

These acquisitions did not have material impacts on Kyocera’s consolidated results of  operations, financial condition and cash flows.

Business combinations in the year ended March 31, 2010

On July 31, 2009, Kyocera Mita Corporation, a subsidiary of Kyocera, acquired 100% of the common stock of two distributors of information equipment in Korea and made them consolidated subsidiaries in the name of Kyocera Mita Korea Co., Ltd. and Kyocera Mita Korea Document Solution Co., Ltd.

On October 1, 2009, Kyocera Mita Canada, Ltd., a subsidiary of Kyocera Mita, acquired operations and related assets of Gold Business Machines Ltd. and Gold Business Machines Brandon Ltd. to expand its sales channels in Canada.

On December 1, 2009, Kyocera Mita America, Inc., a subsidiary of Kyocera Mita, acquired 100% of the common stock of Allister Business Systems, Inc. and made it a consolidated subsidiary to expand its sales channels in the United States of America.

The results of operations of these acquired businesses were included into Kyocera’s consolidated financial statements since the acquisition dates and for segment reporting, they are reported in the Information Equipment Group.

On August 3, 2009, Kyocera Communication System Co., Ltd. acquired 67% of the common stock of Net it works, Inc., a Japanese telecommunication engineering company and made it a consolidated subsidiary. The result of operation of this acquired business was included into Kyocera’s consolidated financial statements since the acquisition date and for segment reporting, it is reported in the Others.

The above acquisitions did not have material impacts on Kyocera’s consolidated results of operations, financial condition and cash flows.

Business combinations of which the allocation of fair value was completed in the year ended March 31, 2010

On November 18, 2008, Kyocera Mita announced that it submitted a takeover offer to the shareholders of TA Triumph-Adler AG (currently TA Triumph-Adler GmbH, TA), a German based sales company of information equipment, which was accounted for by the equity method, with the aim of expanding mutual businesses. On December 15, 2008, this takeover offer was approved by German Federal Supervisory Authority. During December 16, 2008 to February 2, 2009, a total of 14,184,810 shares of TA were tendered, and Kyocera Mita acquired them by February 10, 2009. In addition, from December 8, 2008 to March 31, 2009, Kyocera Mita acquired 21,372,713 shares of TA directly from its shareholders or through the stock market. The total amount of the acquisition cost was ¥8,234 million, which was funded mainly by cash in hand.

As a result of these acquisitions of shares, together with shares which Kyocera Mita had already secured before the announcement of the takeover offer on November 18, 2008, Kyocera Mita secured a total shareholding of 94.19% in TA as of March 31, 2009. As the European Commission approved the purchase of shares in TA by Kyocera Mita on January 21, 2009, TA was consolidated by Kyocera from that date.

On October 13, 2010, Kyocera Mita acquired all of the remaining shares of TA. As a result, TA has become a wholly-owned subsidiary of Kyocera Mita.

Kyocera has used the purchase method of accounting to record assets acquired and liabilities assumed in accordance with SFAS No. 141, “Business Combinations.”

The allocation of fair value to the acquired assets and assumed liabilities in this business combination was completed during the year ended March 31, 2010. The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table.

January 21, 2009
(Yen in millions)
Current assets	¥27,543
Intangible assets	17,335
Other non-current assets	23,337

Total assets	68,215

Current liabilities	25,501
Non-current liabilities	41,004

Total liabilities	66,505

Noncontrolling interests	3

Total identified assets, liabilities and noncontrolling interests	1,707

Purchase price	8,234
Investments in TA before the consolidation as a subsidiary	4,198

Goodwill	¥10,725

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

	March 31,
	2010		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥9,653	¥1,253	¥9,112	¥2,034
Others	402	249	379	379

Total	¥10,055	¥1,502	¥9,491	¥2,413

			March 31,
			2010	2011
			Gross Carrying Amount	Gross Carrying Amount
			(Yen in millions)
Intangible assets not subject to amortization:
Trademark			¥6,880	¥6,495

Total			¥6,880	¥6,495

Changes in gross carrying amounts of intangible assets subject to amortization and intangible assets not subject to amortization were due to translation adjustments.

The estimated aggregate amortization expenses for intangible assets that Kyocera recorded due to this acquisition for the next five years are as follows:

Years ending March 31,	(Yen in millions)
2012	¥904
2013	904
2014	904
2015	904
2016	904

The pro forma results for the year ended March 31, 2009 is not presented as the amounts were immaterial.

Business combinations in the year ended March 31, 2009

On April 1, 2008, Kyocera acquired the mobile phone handsets related business and its related assets and liabilities from SANYO Electric Co., Ltd. (SANYO) through corporate split. The result of operation of the acquired business was included into Kyocera’s consolidated financial statement since the acquisition date and for the segment reporting, it is reported in the Telecommunications Equipment Group. The acquired business consists of the development, manufacturing and sales of mobile phones, PHS Mobile Phone Handsets and wireless communication systems in Japan and overseas. The acquired business has sales offices and research and development facilities in Japan, sales locations in North America and manufacturing facilities in Malaysia. Kyocera pursues synergies between distribution channels in North America, development activities and design technologies of the acquired business and its existing management resources.

Kyocera has used the purchase method of accounting to record assets acquired and liabilities assumed in accordance with SFAS No. 141, “Business Combinations.”

The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table.

Current liabilities in the following table include an amount of payables as of the purchase date that were not individually stated within the purchase agreement which were collectively assumed from SANYO. As such these payables have been included in the allocation of purchase price.

April 1, 2008
(Yen in millions)
Cash and deposits	¥11,037
Accounts receivable	17,617
Inventory	12,731
Other current assets	7,564

Total current assets	48,949

Property, plant and equipment	16,601
Intangible assets	13,783
Other non-current assets	1,493

Total non-current assets	31,877

Total assets	80,826

Accounts payable	41,877
Other current liabilities	6,176

Total current liabilities	48,053

Non-current liabilities	3,538

Total liabilities	51,591

Total identified assets and liabilities	29,235

Purchase price	47,691

Goodwill	¥18,456

In addition, in the total amount of goodwill ¥18,456 million, ¥15,490 million is expected to be deductible for tax purposes.

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

	March 31,
	2010		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥8,796	¥3,518	¥8,796	¥5,277
Trademark	2,224	890	1,291	775
Patent	1,620	405	1,620	608

Total	¥12,640	¥4,813	¥11,707	¥6,660

The estimated aggregate amortization expenses for intangible assets that Kyocera recorded due to this acquisition for the next five years are as follows:

Years ending March 31,	(Yen in millions)
2012	¥2,219
2013	2,219
2014	203
2015	203
2016	203

On June 30, 2008, Kyocera Industrial Ceramics Corporation acquired all of the outstanding capital stock of On Time Machining Company, a manufacturing and sales company of cutting tools. The result of operation of the acquired business was included into Kyocera’s consolidated financial statements since the acquisition date and for segment reporting, it is reported in the Applied Ceramic Products Group. This acquisition did not have material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

On April 30, 2008, Kyocera Mita acquired the development operations related to digital multi-function devices for printers and copy machines from Peerless Systems Corporation.

Kyocera Mita America, Inc., a subsidiary of Kyocera Mita, acquired all operations and related assets, or all of the capital stock of the following five sales companies of information equipment for the purpose of expanding its sales channels in the United States of America.

Name	Date of acquisition
Internetworking Innovations, Inc.	May 30, 2008
Velocity Imaging Products, Inc.	July 1, 2008
Duplitron Massachusetts, Inc.	October 1, 2008
Duplitron New Jersey, Inc.	October 1, 2008
One Stop Business Centers, Inc.	December 30, 2008

On October 1, 2008, Kyocera Mita Australia Pty. Ltd., a subsidiary of Kyocera Mita, acquired all operations and related assets of Action Copies Pty. Ltd., a sales company of information equipment in Australia.

The results of operations of the acquired businesses were included into Kyocera’s consolidated financial statements since the acquisition dates and for segment reporting, they are reported in the Information Equipment Group. These acquisitions of businesses and shares by Kyocera Mita and its subsidiaries did not have material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS	12 Months Ended
Mar. 31, 2011
INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS

3. INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS

Available-for-sale securities are recorded at fair value, with unrealized gains and losses excluded from income and reported in other comprehensive income, net of tax. Held-to-maturity securities are recorded at amortized cost. Non-marketable equity securities are accounted by the cost method.

Gross unrealized gains on equity securities which derived from a fluctuation in the market value of the shares of KDDI Corporation (KDDI) at March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Gross unrealized gains on shares of KDDI	¥28,140	¥45,893

Other-than-temporary loss on debt and equity securities for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Other-than-temporary loss on debt and equity securities	¥7,141	¥217	¥341

For the year ended March 31, 2009, Kyocera recorded losses on impairment of securities due to the decline in fair value below cost for a considerable length of time and the extent was severe, most of which was an impairment loss of ¥3,935 million of shares of Mitsubishi UFJ Financial Group, Inc.

(1)	Debt and equity securities with readily determinable fair values

Investments in debt and equity securities at March 31, 2010 and 2011, included in short-term investments in debt securities and in long-term investments in debt and equity securities are summarized as follows:

	March 31,
	2010				2011
	Cost*	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses	Cost*	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
	(Yen in millions)
Available-for-sale securities:
Marketable equity securities	¥270,494	¥310,654	¥40,329	¥169	¥271,874	¥327,684	¥57,151	¥1,341
Investment trusts	3,346	3,809	463	—	3,454	3,590	225	89

Total equity securities	273,840	314,463	40,792	169	275,328	331,274	57,376	1,430

Corporate bonds	6,659	6,221	66	504	5,122	4,395	37	764
Hybrid financial instruments	9,867	9,867	—	—	11,976	11,976	—	—
Government bonds and public bonds	2,230	1,999	8	239	2,789	2,423	19	385
Other debt securities	1,166	1,131	35	70	563	554	32	41

Total debt securities	19,922	19,218	109	813	20,450	19,348	88	1,190

Total available-for-sale securities	293,762	333,681	40,901	982	295,778	350,622	57,464	2,620

Held-to-maturity securities:
Corporate bonds	23,904	24,018	194	80	51,901	52,035	208	74
Government bonds and public bonds	24,183	24,173	35	45	18,264	18,189	6	81
Others	—	—	—	—	300	300	0	—

Total held-to-maturity securities	48,087	48,191	229	125	70,465	70,524	214	155

Total	¥341,849	¥381,872	¥41,130	¥1,107	¥366,243	¥421,146	¥57,678	¥2,775

At March 31, 2011, the contractual maturities of available-for-sale and held-to-maturity securities are summarized as follows:

	March 31, 2011
	Available-for-Sale		Held-to-Maturity
	Cost*	Aggregate Fair Value	Cost*	Aggregate Fair Value
	(Yen in millions)
Due within 1 year	¥12,903	¥12,834	¥31,178	¥31,220
Due after 1 year to 5 years	6,484	5,584	39,287	39,304
Due after 5 years	1,063	930	—	—
Equity securities	275,328	331,274	—	—

	¥295,778	¥350,622	¥70,465	¥70,524

*	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.

Proceeds from sales of available-for-sale securities and the related gross realized gains and losses for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Proceeds from sales of available-for-sale securities	¥17,028	¥11,375	¥8,500
Gross realized gains	951	746	608
Gross realized losses	3,875	875	445

For the purpose of computing gains and losses, the cost of those securities is determined by the moving average method.

Kyocera’s available-for-sale securities classified by length of unrealized loss position at March 31, 2010 and 2011 are as follows:

	March 31, 2010
	within 1 year		over 1 year		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
	(Yen in millions)
Marketable equity securities	¥1,125	¥169	¥—	¥—	¥1,125	¥169
Investment trusts	—	—	—	—	—	—
Corporate bonds	15	3	3,456	501	3,471	504
Hybrid financial instruments	—	—	—	—	—	—
Government bonds and public bonds	198	2	1,251	237	1,449	239
Other debt securities	92	28	716	42	808	70

Total	¥1,430	¥202	¥5,423	¥780	¥6,853	¥982

	March 31, 2011
	within 1 year		over 1 year		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
	(Yen in millions)
Marketable equity securities	¥7,170	¥1,338	¥7	¥3	¥7,177	¥1,341
Investment trusts	1,125	89	—	—	1,125	89
Corporate bonds	902	76	2,501	688	3,403	764
Hybrid financial instruments	—	—	—	—	—	—
Government bonds and public bonds	151	14	1,250	371	1,401	385
Other debt securities	10	6	410	35	420	41

Total	¥9,358	¥1,523	¥4,168	¥1,097	¥13,526	¥2,620

At March 31, 2011, Kyocera held available-for-sale securities in unrealized loss positions of ¥2,620 million. Kyocera considered the impairments of marketable equity securities were not other-than-temporary as the extent to which fair value was below the cost was minor and the duration of the impairments was mostly within one year. Kyocera considered the impairments of corporate bonds, government bonds and public bonds, and other debt securities were not other-than-temporary because the impairment was not caused by credit loss and Kyocera would receive the full cost amount.

(2)	Other investments

Kyocera held time deposits and certificates of deposits which were due over three months to original maturity, non-marketable equity securities and long-term loans. Carrying amounts of these investments at March 31, 2010 and 2011, included in other short-term investments and in other long-term investments, are summarized as follows:

	March 31,
	2010	2011
	(Yen in millions)
Time deposits and certificates of deposits (due over 3 months)	¥200,482	¥201,879
Non-marketable equity securities	10,263	15,376
Long-term loans	202	147

Total	¥210,947	¥217,402

FAIR VALUE	12 Months Ended
Mar. 31, 2011
FAIR VALUE

4. FAIR VALUE

Fair value is the price that would be received from selling asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of inputs that may be used to measure fair value are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets and liabilities.
Level 2:	Observable inputs other than those included in Level 1. For example, quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.
Level 3:	Unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.

(1)	Assets and Liabilities Measured at Fair Value on a Recurring Basis

The fair value of the financial assets that were measured and recorded at fair value on a recurring basis are as follows:

	March 31,
	2010				2011
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Yen in millions)
Current Assets:
Corporate bonds	¥721	¥158	¥19	¥898	¥630	¥12	¥6	¥648
Hybrid financial instruments	—	—	—	—	—	11,976	—	11,976
Government bonds and public bonds	195	—	—	195	—	—	—	—
Other debt securities	—	729	2	731	—	180	30	210

Total debt securities	916	887	21	1,824	630	12,168	36	12,834

Foreign currency forward contracts	—	760	—	760	—	331	—	331
Currency swaps	—	—	—	—	—	7	—	7

Total derivatives	—	760	—	760	—	338	—	338

Total current assets	916	1,647	21	2,584	630	12,506	36	13,172

Non-Current Assets:
Marketable equity securities	310,654	—	—	310,654	327,684	—	—	327,684
Investment trusts	1,100	2,709	—	3,809	331	3,259	—	3,590

Total equity securities	311,754	2,709	—	314,463	328,015	3,259	—	331,274

Corporate bonds	5,225	87	11	5,323	3,719	19	9	3,747
Hybrid financial instruments	—	9,867	—	9,867	—	—	—	—
Government bonds and public bonds	1,804	—	—	1,804	2,423	—	—	2,423
Other debt securities	—	399	1	400	—	295	49	344

Total debt securities	7,029	10,353	12	17,394	6,142	314	58	6,514

Total non-current assets	318,783	13,062	12	331,857	334,157	3,573	58	337,788

Total assets	¥319,699	¥14,709	¥33	¥334,441	¥334,787	¥16,079	¥94	¥350,960

Current Liabilities:
Foreign currency forward contracts	¥—	¥984	¥—	¥984	¥—	¥3,626	¥—	¥3,626
Interest rate swaps	—	44	—	44	—	20	—	20
Currency swaps	—	9	—	9	—	—	—	—

Total derivatives	—	1,037	—	1,037	—	3,646	—	3,646

Total current liabilities	¥—	¥1,037	¥—	¥1,037	¥—	¥3,646	¥—	¥3,646

The fair value of Level 1 investments is quoted price in an active market with sufficient volume and frequency of transactions.

The fair value of Level 2 investments is other than quoted price included within Level 1 that is observable for the asset or liability, either directly or indirectly through corroboration with observable market data. Kyocera did not recognize any transfers in and out of Levels 1 and 2 for the year ended March 31, 2009, 2010 and 2011. The fair value of Level 3 investments is determined using input that is both unobservable and significant to the values of instruments being measured.

The fair value of Level 2 derivatives is estimated based on quotes from financial institutions. With respect to the detail information of derivatives, please refer to the Note 13 to the Consolidated Financial Statement.

In accordance with the provisions of ASC 815-15 “Embedded Derivatives”, Kyocera elects the fair value option for all hybrid financial instruments. Gains on hybrid financial instruments which were recorded in other, net on the consolidated statements of income for the year ended March 31, 2009, 2010 and 2011 are as follows:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Gains on Hybrid financial instruments	¥3	¥254	¥109

The following table presents additional information about Level 3 corporate bonds and other debt securities measured at fair value on recurring basis for the year ended March 31, 2009, 2010 and 2011.

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Balance at beginning of period	¥1,436	¥696	¥33
Total gains or losses (realized /unrealized)
Included in earnings	(262)	(30)	(9)
Included in other comprehensive income	(132)	71	(7)
Purchase, issuance, and settlements	(859)	(457)	—
Transfer in and/or out of Level 3	513	(247)	77

Balance at end of period	¥696	¥33	¥94

(2)	Assets and Liabilities Measured at Fair Value on a Non-recurring Basis

The following table presents the financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2009.

	Balance at March 31, 2009	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2009
	(Yen in millions)
Non-marketable equity securities	¥57			¥57	¥(266)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2010.

	Balance at March 31, 2010	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2010
	(Yen in millions)
Investment in WILLCOM, Inc.	¥—			¥—	¥(19,987)
Property, plant and equipment	400			400	(597)
Non-marketable equity securities	11			11	(26)
Goodwill	—			—	(22)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2011.

	Balance at March 31, 2011	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2011
	(Yen in millions)
Property, plant and equipment	¥42			¥42	¥(712)
Non-marketable equity securities	0			0	(3)

In fiscal 2010 (During the three months ended December 31, 2009), Kyocera measured the fair value and recognized an other-than-temporary impairment loss of ¥19,987 million on its investment in WILLCOM, Inc., an affiliate company of Kyocera accounted for by the equity method. The impairment loss was included in equity in earnings (losses) of affiliates and unconsolidated subsidiaries in the consolidated statement of income. The fair value of this investment is based on valuation techniques using the best information available, and included market comparables, analysis of financial condition and estimated future cash flow. The investment was classified as a Level 3 asset because unobservable inputs were used to determine the fair value, which included assumptions market participants would use to value this investment due to the absence of quoted market prices.

Certain property, plant and equipment with a carrying amount were written down to their fair value due to events or circumstances that carrying value of the assets was not recoverable, resulting in impairment charge of ¥597 million and ¥712 million, which were included in selling, general and administrative expenses in the consolidated statements of income for the year ended March 31, 2010 and 2011, respectively.

Certain non-marketable equity securities with a carrying amount were written down to their fair value due to other-than-temporary impairment, resulting in impairment charge of ¥266 million, ¥26 million and ¥3 million, which were included in losses on impairment of securities in the consolidated statements of income for the year ended March 31, 2009, 2010 and 2011, respectively.

Certain goodwill with a carrying amount was written down to its fair value due to that carrying value exceeded its fair value, resulting in impairment charge of ¥22 million, which were included in selling, general and administrative expenses in the consolidated statements of income for the year ended March 31, 2010.

(3)	Fair Value of Financial Instruments

The fair values of financial instruments and the methods and assumptions used to estimate the fair value are as follows:

	March 31,
	2010		2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(Yen in millions)
Assets (a):
Short-term investments in debt securities	¥11,644	¥11,662	¥44,012	¥44,054
Long-term investments in debt and equity securities	370,124	370,210	377,075	377,092
Other long-term investments	10,534	10,534	15,585	15,585

Total	¥392,302	¥392,406	¥436,672	¥436,731

Liabilities (b):
Long-term debt (including due within one year)	¥42,523	¥42,710	¥35,225	¥35,332

Total	¥42,523	¥42,710	¥35,225	¥35,332

(a)	The fair value is based on quoted market prices. It was not practicable to estimate the fair value of non-marketable equity securities because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2010 and 2011 were ¥10,252 million and ¥15,363 million, respectively.
(b)	The fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities.

Cash and cash equivalents, other short-term investments, trade notes receivable, trade accounts receivable, short-term borrowings, trade notes and accounts payable, and other notes and accounts payable approximate fair value because of the short maturity of these instruments.

INVENTORIES	12 Months Ended
Mar. 31, 2011
INVENTORIES

5. INVENTORIES

Inventories at March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Finished goods	¥83,444	¥111,487
Work in process	41,409	47,388
Raw materials and supplies	52,508	74,024

	¥177,361	¥232,899

VALUATION ALLOWANCES	12 Months Ended
Mar. 31, 2011
VALUATION ALLOWANCES

6. VALUATION ALLOWANCES

Changes in valuation allowances for the year ended March 31, 2009, 2010, and 2011 are as follows:

Description	Balance at Beginning of Year	Charged to Costs or Expenses	Charged (Credited) to Other Accounts*	Charge-offs	Balance at End of Year
	(Yen in millions)
For the year ended March 31, 2009:
Allowance for doubtful accounts	¥3,880	¥1,604	¥879	¥(831)	¥5,532
Allowance for sales returns	2,435	6,178	0	(6,458)	2,155

Total	¥6,315	¥7,782	¥879	¥(7,289)	¥7,687

For the year ended March 31, 2010:
Allowance for doubtful accounts	¥5,532	¥826	¥31	¥(1,848)	¥4,541
Allowance for sales returns	2,155	4,911	(100)	(4,711)	2,255

Total	¥7,687	¥5,737	¥(69)	¥(6,559)	¥6,796

For the year ended March 31, 2011:
Allowance for doubtful accounts	¥4,541	¥1,507	¥(30)	¥(804)	¥5,214
Allowance for sales returns	2,255	5,936	(345)	(5,441)	2,405

Total	¥6,796	¥7,443	¥(375)	¥(6,245)	¥7,619

*	Foreign currency translation adjustments and the increase by business combination.

INVESTMENTS IN AND ADVANCES TO AFFILIATES	12 Months Ended
Mar. 31, 2011
INVESTMENTS IN AND ADVANCES TO AFFILIATES

7. INVESTMENTS IN AND ADVANCES TO AFFILIATES

On January 21, 2009, the European Commission approved the purchase by Kyocera Mita of shares in TA, raising Kyocera Mita’s ownership percentage to 94.19%, at which point TA became a consolidated subsidiary of Kyocera. Previously, Kyocera’s ownership percentage in TA was 30% and it was accounted for as an equity method investment. On October 13, 2010, Kyocera Mita acquired all of the remaining shares of TA. As a result, TA has become a wholly-owned subsidiary of Kyocera Mita.

Since October 2004, Kyocera Corporation owned a 30% interest in WILLCOM, Inc., which is engaged in the personal handy phone system (PHS) business. Kyocera sells PHS handsets and PHS base stations to WILLCOM, Inc. Kyocera accounted for its investment in WILLCOM, Inc. as an equity method investment.

On September 24, 2009, WILLCOM, Inc. applied and was accepted to undergo Alternative Dispute Resolution with the Japanese Association of Turnaround Professionals (JATP), a process for corporate revitalization prescribed in the Act on Special Measures for Industrial Revitalization. The process of Alternative Dispute Resolution is not a legal procedure like a bankruptcy or a corporate reorganization procedure, but rather constitutes a flexible private settlement mechanism that allows the subject company to continue its daily commercial operations, while securing fairness through the involvement of the JATP. The JATP has been authorized by the Minister of Economy, Trade and Industry to act as an unbiased intermediary to achieve resolution among relevant parties.

During the year ended March 31, 2010, Kyocera recognized an impairment loss of ¥19,987 million on its investment in WILLCOM, Inc., recorded as equity in losses of affiliates, reflecting management’s belief that the investment might not be recoverable.

On February 18, 2010, WILLCOM, Inc. filed a petition with the Tokyo District Court for commencement of corporate reorganization procedures and applied to the Enterprise Turnaround Initiative Corporation of Japan (ETIC) for support, after terminating the process of Alternative Dispute Resolution. On March 12, 2010, the Tokyo District Court agreed to commence the corporate reorganization procedures. Upon such decision, most of the directors of WILLCOM, Inc., including all of those simultaneously serving as directors of Kyocera, resigned, and trustees and acting trustees were appointed by the Tokyo District Court. On the same day, the ETIC agreed to provide support to WILLCOM, Inc. Due to the commencement of the corporate reorganization procedures, Kyocera lost significant influence over WILLCOM, Inc. and therefore discontinued its application of equity method accounting.

Taking into consideration the decision to commence corporate reorganization procedures, Kyocera recognized a bad debt loss of ¥8,961 million on receivables from WILLCOM, Inc., recorded as selling, general and administrative expenses in the Telecommunication Equipment Group for the year ended March 31, 2010, based on publicly disclosed information such as the outline of the business revitalization plan of WILLCOM, Inc., etc.

On August 2, 2010, WILLCOM, Inc. entered into a sponsor agreement with SOFTBANK CORP. SOFTBANK CORP. agreed to dispatch a business trustee to WILLCOM, Inc. and to provide necessary support for business operations and execution of the reorganization plan.

On October 14, 2010, the trustees of WILLCOM, Inc. filed the reorganization plan with the Tokyo District Court.

Based on the filed reorganization plan, during the year ended March 31, 2011, Kyocera recognized an additional bad debt loss of ¥708 million on receivables from WILLCOM, Inc., in selling, general and administrative expenses in the Telecommunication Equipment Group.

On November 30, 2010, the filed reorganization plan was approved by the creditors’ committees in written vote and subsequently by the Tokyo District Court. The implementation of the corporate reorganization plan and WILLCOM, Inc.’s business performance may have a significant effect on Kyocera’s consolidated results of operations, financial condition and cash flows. Kyocera has continued to sell PHS handsets and PHS base stations to WILLCOM, Inc.

Related party transactions with the affiliates, accounted for by the equity method are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Kyocera’s investments in and advances to affiliates	¥670	¥671
Kyocera’s trade receivables from affiliates	116	132

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Kyocera’s equity in earnings of affiliates	¥6,467	¥(18,150)	¥83
Kyocera’s sales to affiliates	36,791	18,617	314

LEASE RECEIVABLES	12 Months Ended
Mar. 31, 2011
LEASE RECEIVABLES

8. LEASE RECEIVABLES

Lease receivables represent capital leases which consist of sales-type leases. Most of the lease receivables are recognized at TA. These receivables typically have terms ranging from one year to seven years. The lease receivables, which are included in other current assets and other assets in the accompanying consolidated balance sheets, are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Total minimum lease payments receivable	¥39,308	¥35,963
Unguaranteed residual values	2,297	1,975
Unearned income	(3,977)	(3,056)
Executory costs	(24)	(20)

	37,604	34,862
Less, allowance for doubtful receivables	(571)	(493)

	37,033	34,369
Less, portion due within one year	(11,307)	(11,739)

Total	¥25,726	¥22,630

A reconciliation of the beginning and ending amounts of allowance for doubtful accounts related to lease receivables are as follows:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Balance at beginning of year	¥—	¥541	¥571
Charged to costs or expenses, or charge-off	92	53	(44)
Others*	449	(23)	(34)

Balance at end of year	¥541	¥571	¥493

*	Others consist mainly of foreign currency translation and business acquisitions during the year.

TA estimates allowances for doubtful accounts related to lease receivables at the portfolio level.

The future minimum lease payments to be received under financing leases for future years are as follows:

Years ending March 31,	(Yen in millions)
2012	¥13,053
2013	9,376
2014	6,919
2015	4,537
2016	1,766
2017 and thereafter	312

Total	¥35,963

TA transfers the capital lease receivables to a third party in exchange for cash, however, the transfer of the capital lease receivables did not qualify as a sale for financial reporting purpose because TA has the right to repurchase the receivables. Accordingly, Kyocera has accounted for the cash received as a secured borrowing and it is included in long-term debt. As a result of the transaction, capital lease receivables in the amount of ¥34,807 million and ¥31,719 million as of March 31, 2010 and 2011 have been recorded on the balance sheet, respectively.

GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS

9. GOODWILL AND OTHER INTANGIBLE ASSETS

Intangible assets are summarized as follows:

	March 31,
	2010		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Software	¥33,702	¥23,425	¥30,409	¥21,696
Patent rights	18,227	15,015	19,185	15,310
Customer relationships	26,959	6,078	25,726	9,053
Other	11,866	6,687	9,771	6,190

Total	¥90,754	¥51,205	¥85,091	¥52,249

	March 31,
	2010	2011
	Gross Carrying Amount	Gross Carrying Amount
	(Yen in millions)
Intangible assets not subject to amortization:
Trademark	¥10,042	¥9,317
Other	2	1

Total	¥10,044	¥9,318

Intangible assets acquired during the year ended March 31, 2011 are as follows:

Year ended March 31, 2011
(Yen in millions)
Intangible assets subject to amortization:
Software	¥2,996
Patent rights	3,682
Customer relationships	120
Other	299

Total	¥7,097

The weighted average amortization periods for software, patent rights and customer relationships which were acquired during the year ended March 31, 2011 are three years, three years and five years, respectively.

Total amortization of intangible assets during the years ended March 31, 2009, 2010 and 2011 amounted to ¥13,532 million, ¥11,888 million and ¥11,410 million, respectively.

The estimated aggregate amortization expenses for intangible assets for the next five years are as follows:

Years ending March 31,	(Yen in millions)
2012	¥9,559
2013	6,544
2014	3,338
2015	2,653
2016	2,259

The changes in the amounts of goodwill by reporting segment in the years ended March 31, 2010 and 2011 are as follows:

	Fine Ceramic Parts Group	Semiconductor Parts Group	Applied Ceramic Products Group	Electronic Device Group	Telecommunications Equipment Group	Information Equipment Group	Others	Total
	(Yen in millions)
Balance at March 31, 2009
Goodwill	¥100	¥912	¥9,241	¥29,358	¥18,456	¥9,129	¥4,140	¥71,336
Accumulated impairment losses	—	—	(5,415)	—	—	—	(2,695)	(8,110)

	100	912	3,826	29,358	18,456	9,129	1,445	63,226
Goodwill acquired during the year	—	—	—	—	—	1,082	456	1,538
Impairment of goodwill	—	—	—	—	—	(22)	—	(22)
Translation adjustments and reclassification to other accounts	—	397	(549)	(841)	—	3,853	—	2,860

Balance at March 31, 2010
Goodwill	100	1,309	8,692	28,517	18,456	14,064	4,596	75,734
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	100	1,309	3,277	28,517	18,456	14,042	1,901	67,602
Goodwill acquired during the year	—	—	—	—	—	42	—	42
Impairment of goodwill	—	—	—	—	—	—	—	—
Translation adjustments and reclassification to other accounts	—	(43)	(336)	(1,649)	—	(914)	(1)	(2,943)

Balance at March 31, 2011
Goodwill	100	1,266	8,356	26,868	18,456	13,192	4,595	72,833
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	¥100	¥1,266	¥2,941	¥26,868	¥18,456	¥13,170	¥1,900	¥64,701

The goodwill of ¥1,538 million which Kyocera acquired during the year ended March 31, 2010 was based on acquisitions of the common stocks of two distributors of information equipment in Korea, Kyocera Mita Korea Co., Ltd. and Kyocera Mita Korea Document Solution Co., Ltd., by Kyocera Mita included in the Information Equipment Group and based on the acquisition of the common stocks of Net It Works, Inc. by Kyocera Communication System Co., Ltd. included in Others segment.

For detailed information of these acquisitions, see Note 2 to the Consolidated Financial Statements.

As described in Note 1 to the Consolidated Financial Statements, we assess our goodwill for impairment annually as of January 1, and also whenever indicators of impairment exist.

The goodwill impairment test involves processes of two steps. The first step (“identification of potential impairment”) is a comparison of each reporting unit’s fair value with its carrying amount, including goodwill. If the fair value of any reporting units exceeds its carrying amount, the goodwill of the reporting unit is considered not impaired. If the carrying amount of any reporting unit exceeds its fair value, the second step shall be performed to measure the amount of impairment loss. The second step (“measurement of impairment loss”) compares the implied fair value of a reporting unit’s goodwill with the carrying amount of the goodwill. The implied fair value of the goodwill is determined in the same manner as the amount of goodwill recognized in a business combination is determined. That is, the fair value of the reporting unit is allocated to all of the assets and liabilities of the unit (including any unrecognized intangible assets), and the excess of the fair value of the reporting unit over the amount assigned to its assets and liabilities is the implied fair value of the goodwill. If the carrying amount of a reporting unit’s goodwill exceeds the implied fair value of the goodwill, an impairment loss is recognized in an equal amount to that excess.

Kyocera concluded that there was no goodwill impairment at any reporting unit as of January 1, 2011. However, the fair value of the Telecommunications Equipment Group reporting unit (which includes goodwill of ¥18,456 million in its carrying amount as of March 31, 2011) slightly exceeded its carrying amount by 0.2%. Accordingly, there is a significant future impairment risk to goodwill if the future net cash flows of the Telecommunications Equipment Group are adversely affected by future market conditions or increased negative operating results or changes to key assumptions including the discount rate applied.

The fair value calculated in the first step (“identification of potential impairment”) of the goodwill impairment test for the Telecommunications Equipment Group was determined by using a discounted cash flows model. The inputs to the model were subject to stress testing as well as the results of the model compared to external analyst reports. This model calculates the fair value by discounting projected future net cash flows to the present value. Key assumptions used in the discounted cash flows model are estimates of future net cash flows and the discount rate used. Future net cash flows are projected using the best information available. The discount rate applied was determined as the weighted-average cost of capital of 8.5% mainly based on cost of equity calculated by commonly used capital assets pricing model and current market conditions. Key future net cash flow assumptions also include the terminal value of the reporting unit, based on a growth rate of 0%, future estimated capital expenditures and changes in future working capital.

SHORT-TERM BORROWINGS AND LONG-TERM DEBT	12 Months Ended
Mar. 31, 2011
SHORT-TERM BORROWINGS AND LONG-TERM DEBT

10. SHORT-TERM BORROWINGS AND LONG-TERM DEBT

Short-term borrowings at March 31, 2010 and 2011 are comprised of the following:

	March 31,
	2010	2011
Average interest rates on loans from banks	1.49%	0.66%

	March 31,
	2010	2011
	(Yen in millions)
Secured	¥243	¥171
Unsecured	3,830	7,681

	¥4,073	¥7,852

Long-term debt at March 31, 2010 and 2011 are comprised of the following:

	March 31,
	2010	2011
Range of interest rates on loans from banks and others	0.20%-11.60%	0.20%-11.60%

	March 31,
	2010	2011
	(Yen in millions)
Secured	¥37,713	¥33,138
Unsecured	4,810	2,087

	42,523	35,225
Less, portion due within one year	(13,456)	(10,687)

	¥29,067	¥24,538

Aggregate maturities of long-term debt at March 31, 2011 are as follows:

Years ending March 31,	(Yen in millions)
2013	¥10,874
2014	6,822
2015	4,379
2016	1,800
2017 and thereafter	663

¥24,538

Kyocera’s assets pledged as collateral of property, plant and equipment, net of accumulated depreciation and intangible assets for loans from banks at March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Property, plant and equipment, net of accumulated depreciation	¥5,005	¥1,893
Intangible assets	1,875	1,770

As described in Note 8 to the Consolidated Financial Statement, since transferring of the capital lease receivables did not qualify as a sale for financial reporting purpose, Kyocera has accounted for the cash received as a secured borrowing. As a result of the transaction, capital lease receivables in the amount of ¥34,807 million and ¥31,719 million as of March 31, 2010 and 2011 have been recorded on the balance sheets, respectively.

BENEFIT PLANS	12 Months Ended
Mar. 31, 2011
BENEFIT PLANS

11. BENEFIT PLANS

Kyocera adopted measurement date provision of ASC 715, “Compensation—Retirement Benefits” in the year ended March 31, 2009, and measured the funded status of its benefit plans at the balance sheet date. As a result of applying the transition method of this provision, retained earnings and other comprehensive income at the beginning of the year decreased by ¥522 million and ¥418 million, respectively.

Domestic:

Defined benefit plans

At March 31, 2011, Kyocera Corporation and its major domestic subsidiaries sponsor funded defined benefit pension plans or unfunded retirement and severance plans for their employees. They use a “point system” whereby benefits under the plan are calculated according to (i) accumulated “points” that are earned based on employees’ position, extent of contribution and length of service period during employment, and (ii) conditions at the time of retirement. In addition, employees were provided an option to receive lifetime pension payments for 50% of their retirement payment and 50% of pension payments for 20 years in maximum.

The funded status of the benefit plans at Kyocera Corporation and its major domestic subsidiaries as of March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Change in projected benefit obligations:
Projected benefit obligations at beginning of year	¥134,374	¥134,592
Service cost	8,805	8,662
Interest cost	2,301	2,637
Actuarial (gain) loss	(5,126)	4,935
Benefits paid	(5,762)	(5,385)
Business combination	—	366

Projected benefit obligations at end of year	134,592	145,807
Change in plan assets:
Fair value of plan assets at beginning of year	135,472	143,984
Actual return on plan assets	5,430	2,569
Employer contribution	8,767	9,005
Benefits paid	(5,685)	(5,332)

Fair value of plan assets at end of year	143,984	150,226

Funded status	¥9,392	¥4,419

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2010	2011
	(Yen in millions)
Prepaid benefit cost	¥17,337	¥13,437
Accrued benefit liability	(7,945)	(9,018)

Net amount recognized	¥9,392	¥4,419

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2010	2011
	(Yen in millions)
Prior service cost	¥41,593	¥37,264
Actuarial loss	(31,888)	(36,737)

Accumulated other comprehensive income	¥9,705	¥527

	March 31,
	2010	2011
	(Yen in millions)
Accumulated benefit obligation at end of year	¥134,146	¥145,311
Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year are as follows:
Projected benefit obligation	¥19,578	¥21,528
Accumulated benefit obligation	19,132	21,031
Fair value of plan assets	11,633	12,510

Net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2009, 2010 and 2011, include the following components:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Service cost	¥9,842	¥8,805	¥8,662
Interest cost	2,887	2,301	2,637
Expected return on plan assets	(3,549)	(3,054)	(3,255)
Amortization of transition obligation	111	—	—
Amortization of prior service cost	(5,265)	(4,327)	(4,329)
Recognized actuarial loss	1,106	1,174	772

Net periodic pension costs	¥5,132	¥4,899	¥4,487

Net periodic pension costs in the year ended March 31, 2009 included the effect of the adoption of ASC 715, “Compensation—Retirement Benefits.”

Changes in other comprehensive income (loss) at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2009, 2010 and 2011 mainly consist of the following components:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Prior service cost due to plan amendments	¥(19)	¥—	¥—
Net actuarial (loss) gain incurred during the year	(12,742)	7,502	(5,621)
Amortization of transition obligation	111	—	—
Amortization of prior service cost	(5,265)	(4,327)	(4,329)
Recognized actuarial loss	1,106	1,174	772

Total	¥(16,809)	¥4,349	¥(9,178)

Amortization of transition obligation, amortization of prior service cost and recognized actuarial loss in the year ended March 31, 2009 included the effect of the adoption of ASC 715, “Compensation—Retirement Benefits.”

Prior service cost and actuarial loss expected to be amortized at Kyocera Corporation and its major domestic subsidiaries in the year ending March 31, 2012 are as follows:

Year ending March 31, 2012
(Yen in millions)
Amortization of prior service cost	¥(4,329)
Recognized actuarial loss	1,139

Assumptions used to determine projected benefit obligations at Kyocera Corporation and its major domestic subsidiaries at March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
Discount rate (%)	1.00-2.00	1.00-1.75

Assumptions used to determine net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Years ended March 31,
	2009	2010	2011
Discount rate (%)	1.75-2.00	1.25-2.00	1.00-2.00
Expected long-term rate of return on plan assets (%)	1.25-2.20	2.00-2.20	2.00-2.20

Rate of increase in compensation levels was not used in the calculation of projected benefit obligation and net periodic pension costs for the years ended March 31, 2009, 2010 and 2011 under the “point system.”

Kyocera Corporation and its major domestic subsidiaries determine their expected long-term rate of return on plan assets based on the defined yields of life insurance company general account, which occupies major part of plan assets categories, and their consideration of the current expectations for future returns and the historical returns of other plan assets categories in which they invest.

Plan assets

Kyocera Corporation and its major domestic subsidiaries manage and operate their plan assets with a target of obtaining better performance more than earnings from the expected rate of return on plan assets to ensure the sources of funds sufficient to cover the pension benefits paid to participants and beneficiaries into the future.

Plan assets are classified into four major types. Approximately 60% is invested in life insurance company general accounts, approximately 20% is mainly invested in equity securities that are listed on securities exchanges and in debt securities such as governments bonds, approximately 15% is invested in trust funds that invest both long and short in stocks and bonds, and approximately 5% is held in cash and cash equivalents.

In terms of the plan assets management, Kyocera Corporation and its major domestic subsidiaries make appropriate investment choices and optimal portfolios with a consideration of its performances, expected returns and risks, and entrusts their plan assets to the fund trustees which can be expected to be the most appropriate to accomplish Kyocera’s objective. Kyocera Corporation and its major domestic subsidiaries also make an effort to maintain their portfolios within reasonable allocations of plan assets. Kyocera Corporation and its major domestic subsidiaries evaluate their categories of plan assets allocations and can change their portfolios when it is needed.

At March 31, 2011, Kyocera Corporation and its major domestic subsidiaries do not have plans to change their long-term strategy about allocations of plan assets from described above.

Plan assets categories at Kyocera Corporation and its major domestic subsidiaries at March 31, 2010 and 2011 are as follows:

Level 1 assets are equity securities and corporate bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are life insurance company general account, pooled funds and trust funds that invest both long and short in equity securities and bonds. Investments in life insurance company general accounts are valued at conversion value. Pooled funds and trust funds are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2010				2011
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Life insurance company general account	¥—	¥81,738	¥—	¥81,738	¥—	¥87,633	¥—	¥87,633
Equity securities:
Domestic	2,561	—	—	2,561	1,774	—	—	1,774
International	5,731	—	—	5,731	7,366	—	—	7,366
Pooled funds(1)	—	10,583	—	10,583	—	11,598	—	11,598
Debt securities:
Corporate bonds	5,374	—	—	5,374	9,512	—	—	9,512
Pooled funds(2)	—	2,596	—	2,596	—	2,830	—	2,830
Other types of investments:
Equity long/short
Domestic(3)	—	4,483	—	4,483	—	2,211	—	2,211
International(4)	—	5,078	—	5,078	—	7,455	—	7,455
Debt long/short(5)	—	11,130	—	11,130	—	11,522	—	11,522
Other	—	2,175	1,568	3,743	—	2,232	1,449	3,681
Cash and cash equivalents	10,967	—	—	10,967	4,644	—	—	4,644

Total	¥24,633	¥117,783	¥1,568	¥143,984	¥23,296	¥125,481	¥1,449	¥150,226

(1)	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
(2)	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
(3)	This category includes trust funds that mainly invest both long and short in equity securities that are listed on domestic securities exchanges.
(4)	This category includes trust funds that mainly invest both long and short in equity securities that are listed on international securities exchanges.
(5)	This category includes trust funds that mainly invest both long and short in government bonds.

The following table presents additional information about Level 3 assets measured at fair value on recurring basis for the years ended March 31, 2010 and 2011. Plan assets of Level 3 are invested in multi-strategy hedge funds, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. The net asset values are based on the fair value of the underlying assets owned by the funds, minus its liabilities then divided by the number of units outstanding.

	Years ended March 31,
	2010	2011
	(Yen in millions)
Balance at beginning of year	¥1,465	¥1,568
Actual return on plan assets:
Relating to assets still held at end of year	87	53
Relating to assets sold during the year	50	(11)
Purchases, sales and settlements	(34)	(161)

Balance at end of year	¥1,568	¥1,449

Kyocera Corporation and its major domestic subsidiaries forecast to contribute ¥8,847 million to the defined benefit pension plans in the year ending March 31, 2012.

Estimated future benefit payments at Kyocera Corporation and its major domestic subsidiaries are as follows:

Years ending March 31,	(Yen in millions)
2012	¥5,811
2013	5,833
2014	6,305
2015	6,766
2016	7,159
2017 to 2021	44,899

Foreign:

(1) Pension plans

Kyocera International, Inc. and its consolidated subsidiaries (KII), consolidated U.S. subsidiaries of Kyocera Corporation, maintain a non-contributory defined benefit pension plans in the U.S. The KII plan covers substantially certain full-time employees in the U.S., of which benefits are based on years of service and the employees’ average compensation.

AVX Corporation and its consolidated subsidiaries (AVX), consolidated U.S. subsidiaries of Kyocera Corporation, maintain non-contributory defined benefit pension plans in the U.S. and contributory defined benefit pension plans inside the U.S. Pension benefits provided to certain U.S. employees covered under collective bargaining agreements are based on a flat benefit formula. Effective December 31, 1995, AVX froze benefit accruals under its domestic non-contributory defined benefit pension plan for a significant portion of the employees covered under collective bargaining agreements. AVX’s pension plans for certain European employees provide for benefits based on a percentage of final pay. AVX’s funding policy is to contribute amounts sufficient to meet minimum funding requirements as set forth in employee benefit and tax laws.

TA, a German subsidiary of Kyocera Mita, maintains a defined benefit pension plan, which covers certain employees in Germany. TA does not maintain an external fund for this benefit pension plan.

The following table sets forth the funded status of the plans at KII, AVX and TA as of March 31, 2010 and 2011:

	March 31,
	2010	2011
	(Yen in millions)
Change in benefit obligations:
Benefit obligations at beginning of year	¥35,122	¥38,903
Service cost	297	311
Interest cost	2,123	1,886
Plan participants’ contributions	25	11
Actuarial loss (gain)	5,043	(298)
Benefits paid	(2,329)	(2,078)
Foreign exchange adjustment	(1,296)	(2,755)
Other	(82)	(26)

Benefit obligations at end of year	¥38,903	¥35,954
Change in plan assets:
Fair value of plan assets at beginning of year	¥13,263	¥16,965
Actual return on plan assets	3,996	1,700
Employer contribution	1,187	1,784
Plan participants’ contributions	25	11
Benefits paid	(1,063)	(997)
Foreign exchange adjustment	(412)	(1,427)
Other expenses	(31)	(26)

Fair value of plan assets at end of year	16,965	18,010

Funded status	¥(21,938)	¥(17,944)

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2010	2011
	(Yen in millions)
Prepaid benefit cost	¥—	¥174

Accrued benefit liability	(21,938)	(18,118)

Net amount recognized	¥(21,938)	¥(17,944)

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2010	2011
	(Yen in millions)
Prior service cost	¥(99)	¥(79)
Actuarial loss	(7,168)	(5,639)

Accumulated other comprehensive loss	¥(7,267)	¥(5,718)

	March 31,
	2010	2011
	(Yen in millions)
Accumulated benefit obligation at end of year	¥37,924	¥35,101

Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year:

	March 31,
	2010	2011
	(Yen in millions)
Projected benefit obligation	¥38,903	¥33,252
Accumulated benefit obligation	37,924	32,399
Fair value of plan assets	16,965	15,133

Net periodic pension costs at KII, AVX and TA in the years ended March 31, 2009, 2010 and 2011 include the following components:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Service cost	¥453	¥297	¥311
Interest cost	1,768	2,123	1,886
Expected return on plan assets	(1,684)	(988)	(1,210)
Amortization of prior service cost	13	9	9
Recognized actuarial loss	102	283	250

Net periodic pension costs	¥652	¥1,724	¥1,246

Net periodic pension costs in the year ended March 31, 2009 included the effect of adoption of ASC 715, “Compensation—Retirement Benefits.”

Changes in other comprehensive income (loss) at KII, AVX and TA in the years ended March 31, 2009, 2010 and 2011 mainly consist of the following components:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Net actuarial (loss) gain incurred during the year	¥(4,149)	¥(2,035)	¥788
Amortization of prior service cost	13	9	9
Recognized actuarial loss	102	283	250

Total	¥(4,034)	¥(1,743)	¥1,047

Amortization of prior service cost and recognized actuarial loss in the year ended March 31, 2009 included the effect of the adoption of ASC 715, “Compensation—Retirement Benefits.”

Prior service cost and actuarial loss expected to be amortized at KII, AVX and TA in the year ending March 31, 2012 are as follows:

Year ending March 31, 2012
(Yen in millions)
Amortization of prior service cost	¥9
Recognized actuarial loss	226

Assumptions used to determine projected benefit obligations of the plans at KII, AVX and TA as of March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
Discount rate (%)	4.80-6.00	5.15-5.75
Rate of increase in compensation levels (%)	2.00-4.25	2.50-4.00

Assumptions used to determine net periodic pension costs at KII, AVX and TA in the years ended March 31, 2009, 2010 and 2011 are as follows:

Years ended March 31,
	2009	2010	2011
Discount rate (%)	5.50-6.50	5.60-7.30	4.80-6.00
Rate of increase in compensation levels (%)	3.90-4.50	2.50-4.00	2.00-4.25
Expected long-term rate of return on plan assets (%)	6.60-8.50	6.50-8.50	6.50-8.50

KII and AVX determine their expected long-term rate of return on plan assets based on the consideration of the current expectations for future returns and the historical returns of other plan assets categories in which they invest.

Plan assets

KII’s and AVX’s plan assets categories at March 31, 2010 and 2011 are as follows:

Level 1 assets are equity securities and government bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are government agency bonds, corporate bonds and pooled separate accounts at AVX, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2010				2011
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Equity securities:
International	¥4,661	¥25	¥—	¥4,686	¥5,065	¥—	¥—	¥5,065
Debt securities:
Government bonds	186	—	—	186	325	—	—	325
Government agency bonds	—	588	—	588	—	816	—	816
Corporate bonds	—	612	—	612	—	297	—	297
Pooled separate accounts *	—	10,303	—	10,303	—	10,960	—	10,960
Other	—	515	—	515	—	481	—	481
Cash and cash equivalents	75	—	—	75	66	—	—	66

Total	¥4,922	¥12,043	¥—	¥16,965	¥5,456	¥12,554	¥—	¥18,010

*	This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.

KII’s long-term strategy is for target allocation of 70%-80% equity securities and 20%-30% debt securities for its defined benefit plans. AVX’s long-term strategy is for target allocation of 40% equity and 60% fixed income for its U.S. defined benefit plans and 60% equity and 40% fixed income for its Europe defined benefit plans.

KII and AVX forecast to contribute ¥1,107 million to the defined benefit pension plans in the year ending March 31, 2012.

Estimated future benefit payments of the plans at KII, AVX and TA are as follows:

Years ending March 31,	(Yen in millions)
2012	¥2,037
2013	2,070
2014	2,106
2015	2,177
2016	2,228
2017 to 2021	11,952

(2) Savings plans

KII and AVX maintain retirement savings plans which allow eligible U.S. employees to defer part of their annual compensation.

AVX also maintains non-qualified deferred compensation programs which permit key employees to annually elect to defer a portion of their compensation until retirement. Contributions to the plans are as follow:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Contributions to the plans	¥930	¥698	¥632

STOCK OPTION PLANS	12 Months Ended
Mar. 31, 2011
STOCK OPTION PLANS

12. STOCK OPTION PLANS

Kyocera Corporation granted directors, corporate auditors, corporate executive officers and certain key employees of Kyocera with stock option plans until the year ended March 31, 2006. Kyocera granted no option after April 1, 2006. All options had been exercised, expired or cancelled during the year ended March 31, 2009. The total aggregate intrinsic value of options exercised was ¥300 million for the year ended March 31, 2009. Cash received from the exercise of options was ¥2,955 million for the year ended March 31, 2009. At March 31, 2011, there was no outstanding option and no share of its common stock for the plans.

AVX has four fixed stock option plans. Under the 1995 stock option plan, as amended, AVX could grant options to employees for the purchase of up to an aggregate of 9,300 thousand shares of common stock. Under the non-employee directors’ stock option plan, as amended, AVX could grant options for the purchase of up to an aggregate of 650 thousand shares of common stock. No awards were made under these two plans after August 1, 2005. Under the 2004 stock option plan, as amended, AVX may grant options to employees for the purchase of up to an aggregate of 10,000 thousand shares of common stock. Under the 2004 non-employee directors’ stock option plan, as amended, AVX may grant options for the purchase of up to an aggregate of 1,000 thousand shares of common stock. Under all stock option plans, the exercise price of each option shall not be less than the market price of AVX’s stock on the date of grant and an option’s maximum term is 10 years. Options granted under the 1995 stock option plan and the 2004 stock option plan vest as to 25% annually and options granted under the non-employee directors’ stock option plan and the 2004 non-employee directors’ stock option plan vest as to one third annually. Requisite service periods related to all of the plans begin on the grant date. As of March 31, 2011, there were 12,428 thousand shares of common stock available for future issuance under all of the plans, consisting of options available to be granted and options currently outstanding.

Activity under the stock option plans is summarized as follows:

	Number of Options (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Life Remaining (years)	Aggregated Intrinsic Value (Yen in millions)
Outstanding at March 31, 2010	4,878	$15.61
Granted	575	13.77
Exercised	(513)	11.70		¥149
Expired and cancelled	(985)	22.71

Outstanding at March 31, 2011	3,955	$14.08	5.41	¥272

Exercisable at March 31, 2011	2,660	$14.72	4.01	¥42

The total aggregate intrinsic value of options exercised is ¥88 million, ¥2 million and ¥149 million for the years ended March 31, 2009, 2010 and 2011, respectively.

Unvested share activity under stock option plans at March 31, 2011 is summarized as follows:

	Number of Options (in thousands)	Weighted Average Grant-Date Fair Value
Unvested balance at March 31, 2010	1,255	$4.00
Options granted	575	3.29
Options forfeited	(29)	3.56
Options vested	(506)	4.42

Unvested balance at March 31, 2011	1,295	$3.53

The weighted average estimated fair value of options granted at grant date market prices was  $3.48,  $2.18 and  $3.29 per option for the years ended March 31, 2009, 2010 and 2011, respectively. The total aggregate fair value of options vested is ¥473 million, ¥256 million and ¥192 million for the years ended March 31, 2009, 2010 and 2011, respectively.

AVX’s weighted average fair value is estimated at the date of grant using Black Scholes model. AVX estimated volatility by considering AVX’s historical stock volatility. AVX calculated the dividend yield based on historical dividend paid. AVX has estimated forfeitures in determining the weighted average fair value calculation. The forfeiture rate used for the year ended March 31, 2011 was 6.9%. The following are significant weighted average assumptions used for estimating the fair value of options issued under stock option plans:

	Years ended March 31,
	2009	2010	2011
Expected life	5 years	5 years	5 years
Interest rate	3.2%	2.4%	2.3%
Volatility	28%	27%	27%
Expected dividends	1.2%	1.7%	1.3%

The total unrecognized compensation costs related to unvested awards as of March 31, 2009, 2010 and 2011 are as follows, which are expected to be recognized over the vesting period, approximately four years.

	March 31,
	2009	2010	2011
	(Yen in millions)
Total unrecognized compensation costs related to unvested awards	¥318	¥211	¥142

The following table presents the amounts recorded in AVX’s consolidated financial statements related to grants and exercises of options for the years ended March 31, 2009, 2010 and 2011.

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Stock based compensation expense (net of tax benefit)	¥211	¥159	¥190
Tax benefit associated with stock based compensation expense	40	31	23
Cash received from the exercise of options	356	12	517
Excess tax benefit from stock-based payment arrangements	24	1	44

KII provides key employees of its certain subsidiary with a stock option plan. The issuance of options under this plan was suspended by April 1, 2006 and all options were vested by March 31, 2010. The options were granted to a key employee, who had the right to purchase for up to an aggregate of 3,800 thousand shares of common stock. The exercise price was not less than 85% of the fair value per share of the subsidiary at the time the option was granted, and the grant has a maximum term of 10 years. Since the subsidiary is not listed, the fair value is determined based on valuation techniques using management internal assumptions.

Activity under the stock option plan is summarized as follows:

	Number of Options (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Life Remaining (years)	Aggregated Intrinsic Value (Yen in millions)
Outstanding at March 31, 2010	332	$2.27
Granted	—	—
Exercised	—	—		—
Expired and cancelled	(35)	2.44

Outstanding at March 31, 2011	297	$2.25	3.17	—

Exercisable at March 31, 2011	297	$2.25	3.17	—

Since all options were vested by March 31, 2010, there was no stock based compensation expense for the year ended March 31, 2011. In addition, there were no unrecognized compensation costs related to unvested awards at March 31, 2011. The total aggregate fair value of options vested was ¥4 million, ¥1 million for the years ended March 31, 2009 and 2010, respectively.

DERIVATIVES AND HEDGING	12 Months Ended
Mar. 31, 2011
DERIVATIVES AND HEDGING

13. DERIVATIVES AND HEDGING

Kyocera’s activities are exposed to varieties of market risks, including the effects of changes in foreign currency exchange rates, interest rates and stock prices. Approximately 60% of Kyocera’s revenues are generated from overseas customers, which exposes Kyocera to foreign currency exchange rates fluctuations. These financial exposures are monitored and managed by Kyocera as an integral part of its overall risk management program. Kyocera’s risk management program focuses on the unpredictability of financial markets and seeks to reduce the potentially adverse effects that the volatility of these markets may have on its operating results.

Kyocera maintains a foreign currency risk management strategy that uses derivative financial instruments, such as foreign currency forward contracts and currency swaps, to minimize the volatility in its cash flows caused by changes in foreign currency exchange rates. Movements in foreign currency exchange rates pose a risk to Kyocera’s operations and competitive position, since exchange rates changes may affect the profitability, cash flows, and business and/or pricing strategies of non Japan-based competitors. These movements affect cross-border transactions that involve, but not limited to, direct export sales made in foreign currencies and raw material purchases incurred in foreign currencies.

Kyocera maintains an interest rate risk management strategy that uses derivative financial instruments, such as interest rate swaps and interest rate caps, to minimize significant, unanticipated cash flow fluctuations caused by interest rate volatility.

By using derivative financial instruments to hedge exposures to changes in exchange rates and interest rates, Kyocera became exposed to credit risk. Credit risk is the failure of the counterparty to perform under the terms of the derivative contracts. When the fair value of a derivative contract is positive, the counterparty owes Kyocera, which creates repayment risk for Kyocera. When the fair value of a derivative contract is negative, Kyocera owes the counterparty and, therefore, it does not possess repayment risk. Kyocera minimizes the credit (or repayment) risk in derivative financial instruments by (a) entering into transactions with creditworthy counterparties, (b) limiting the amount of exposure to each counterparty, and (c) monitoring the financial condition of its counterparties.

Kyocera does not hold or issue such derivative financial instruments for trading purposes.

Cash Flow Hedges:

Kyocera uses certain foreign currency forward contracts with terms normally lasting for less than four months designated as cash flow hedges to protect against foreign currency exchange rate risks inherent in its forecasted transactions related to purchase commitments and sales. Kyocera also uses interest rate swaps and interest rate caps mainly to convert a portion of its variable rates debt to fixed rates debt.

Other Derivatives:

Kyocera’s main direct foreign export sales and some import purchases are denominated in the customers’ and suppliers’ local currencies, principally the U.S. dollar and the Euro. Kyocera purchases foreign currency forward contracts and currency swaps to protect against the adverse effects that exchange rate fluctuations may have on foreign-currency-denominated trade receivables, payables and borrowings. The gains and losses on both the derivatives and the foreign-currency-denominated trade receivables, payables and borrowings are recorded as foreign currency transaction gains (losses), net in the consolidated statement of income. Kyocera does not adopt hedge accounting for such derivatives.

The aggregate contractual amounts of derivative financial instruments at March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Derivatives designated as hedging instruments:
Foreign currency forward contracts	¥11,961	¥13,852
Interest rate swaps	625	590
Interest rate caps	3,125	—

Total	¥15,711	¥14,442
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	¥95,758	¥144,006
Currency swaps	279	226

Total	¥96,037	¥144,232

Total derivatives	¥111,748	¥158,674

The location and fair value of derivative financial instruments in the consolidated balance sheets at March 31, 2010 and 2011 are as follows:

		March 31,
	Location	2010	2011
		(Yen in millions)
Derivative Assets:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current assets	¥79	¥72
Interest rate caps	Other current assets	—	—

Total		¥79	¥72

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current assets	¥681	¥259
Currency swaps	Other current assets	—	7

Total		¥681	¥266

Total derivatives		¥760	¥338

Derivative Liabilities:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	¥167	¥117
Interest rate swaps	Other current liabilities	44	20

Total		¥211	¥137

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	¥817	¥3,509
Currency swaps	Other current liabilities	9	—

Total		¥826	¥3,509

Total derivatives		¥1,037	¥3,646

The location and amount of derivative financial instruments in the comprehensive income for the years ended March 31, 2009, 2010 and 2011 are as follows:

Derivatives designated as cash flow hedge:

Gains (losses) recognized in other comprehensive income

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Foreign currency forward contracts	¥(280)	¥25	¥27
Interest rate swaps	(61)	38	25
Interest rate caps	0	—	—

Total	¥(341)	¥63	¥52

Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)

		Years ended March 31,
	Location	2009	2010	2011
		(Yen in millions)
Foreign currency forward contracts	Net sales	¥(1,186)	¥(2)	¥(102)
Foreign currency forward contracts	Cost of sales	769	(139)	259
Interest rate swaps	Interest expense	0	20	20
Interest rate swaps	Equity in earnings (losses) of affiliates and unconsolidated subsidiaries	9	(36)	—
Interest rate caps	Interest expense	0	—	—

Total		¥(408)	¥(157)	¥177

Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)

		Years ended March 31,
	Location	2009	2010	2011
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains (losses), net	¥184	¥(15)	¥9
Interest rate caps	Interest expense	—	—	—

Total		¥184	¥(15)	¥9

Derivatives not designated as hedging instruments:

Gains (losses) recognized in income

		Years ended March 31,
	Location	2009	2010	2011
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains (losses), net	¥(6,350)	¥3,219	¥(3,114)
Currency swaps	Foreign currency transaction gains (losses), net	(10)	1	16

Total		¥(6,360)	¥3,220	¥(3,098)

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2011
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

As of March 31, 2011, Kyocera had contractual obligations for the acquisition or construction of property, plant and equipment aggregating ¥13,111 million due within one year.

Kyocera is a lessee under long-term operating leases primarily for office space and equipment. Rental expenses for operating leases were ¥9,298 million, ¥9,210 million and ¥8,310 million for the years ended March 31, 2009, 2010 and 2011, respectively.

The future minimum lease commitments under non-cancelable operating leases at March 31, 2011 are as follows:

Years ending March 31,	(Yen in millions)
2012	¥4,866
2013	3,051
2014	1,837
2015	1,084
2016	596
2017 and thereafter	959

¥12,393

Kyocera has entered into purchase agreements for a certain portion of an anticipated quantity of materials used in its operations. Under those agreements, during the year ended March 31, 2011, Kyocera purchased ¥15,390 million and is obligated to purchase ¥230,081 million in total by the end of December 2020.

Kyocera guarantees the debt of employees, an investee and an unconsolidated subsidiary. At March 31, 2011, the total amount of these guarantees was ¥644 million. The financial guarantees are made in the form of commitments and letters of awareness issued to financial institutions and generally obligate Kyocera to make payments in the event of default by the borrowers.

AVX has been identified by the United States Environmental Protection Agency (EPA), state governmental agencies or other private parties as a potentially responsible party (PRP) under the Comprehensive Environmental Response, Compensation and Liability Act (CERCLA) or equivalent state or local laws for clean-up and response costs associated with sites at which remediation is required. Because CERCLA has been construed to authorize joint and several liability, the EPA could seek to recover all clean-up costs from any one of the PRPs at a site despite the involvement of other PRPs. At certain sites, financially responsible PRPs other than AVX also are, or have been, involved in site investigation and clean-up activities. We believe that any liability resulting from these sites will be apportioned between AVX and other PRPs.

To resolve AVX’s liability at each of the sites at which AVX has been named a PRP, AVX has entered into various administrative orders and consent decrees with federal and state regulatory agencies governing the timing and nature of investigation and remediation. AVX has paid, or reserved for, all estimated amounts required under the terms of these orders and decrees corresponding to its apportioned share of the liabilities. As is customary, the orders and decrees regarding sites where the PRPs are not themselves implementing the chosen remedy contain provisions allowing the EPA to reopen the agreement and seek additional amounts from settling PRPs in the event that certain contingencies occur, such as the discovery of significant new information about site conditions during clean-up or substantial cost overruns for the chosen remedy. The existence of these reopener provisions, combined with the difficulties of reliably estimating clean-up costs and the joint and several nature of CERCLA liability, makes it difficult to predict the ultimate liability at any site with certainty.

In July 2007, AVX received oral notification from the EPA, and in December 2007, written notification from the U.S. Department of Justice indicating that the United States is preparing to exercise the reopener provision under a 1991 consent decree relating to the environmental conditions at, and remediation of, New Bedford Harbor in the Commonwealth of Massachusetts. The EPA has indicated that remediation costs through October 22, 2010 were approximately ¥35,499 million, not all of which is subject to the reopener provisions. In March 2011, EPA issued a proposal providing alternative remedial action plan to the existing plan for which the future cost estimates ranging from ¥30,046 million to ¥33,283 million, net present value.

AVX has not received complete documentation of past response cost from EPA and therefore has not yet completed an investigation of the monies spent or its available defenses in light of the notification. AVX has also not yet determined whether it can avoid responsibility for all, or some portion, of these costs because the remediation method has changed over time and costs can be appropriately allocated to parties other than AVX. AVX anticipates further discussions with the U.S. Department of Justice, the EPA, and the Commonwealth of Massachusetts regarding the remediation plan and to explore options for resolution of the matter. AVX is continuing to investigate the claim as well as potential defenses and other actions with respect to the site. In light of the foregoing, the potential impact of this matter on Kyocera’s consolidated results of operations, financial condition and cash flows cannot be determined at this time.

Kyocera is subject to various lawsuits and claims which arise, in the ordinary course of business. Kyocera consults with legal counsel and assesses the likelihood of adverse outcome of these contingencies. Kyocera records liabilities for these contingencies when the likelihood of an adverse outcome is probable and the amount can be reasonably estimated. Based on the information available, management believes that damages, if any, resulting from these actions will not have a significant impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

EQUITY	12 Months Ended
Mar. 31, 2011
EQUITY

15. EQUITY

Under the Corporation Act of Japan (the Corporation Act), the entire amount paid in for the shares is principally required to be capitalized as stated capital, although Kyocera Corporation may, by resolution of its Board of Directors, capitalize an amount not exceeding one-half of the amount paid in for the shares as additional paid-in capital.

The Corporation Act requires a domestic company to appropriate as legal reserve or additional paid-in capital, an amount equal to 10% of the amount paid out for dividends until the sum of the legal reserve and additional paid-in capital equals 25% of its stated capital. The legal reserve and additional paid-in capital, which could be decreased due to shareholder actions, may be transferred to stated capital or used to reduce a deficit principally. The appropriated legal reserve at March 31, 2011 included in retained earnings was ¥22,853 million.

The Corporation Act does not permit any payment of dividends in connection with repurchased treasury stock. Kyocera repurchased treasury stock mainly for the expeditious execution of capital strategies in the future, which are restricted as to the payment of cash dividends. The amount of statutory retained earnings of Kyocera Corporation available for the payment of dividends to shareholders at March 31, 2011 was ¥692,684 million.

The accompanying consolidated financial statements do not include any provision for the dividend of ¥70 per share aggregating ¥12,846 million payable on June 29, 2011 which was approved by the shareholders at the meeting held on June 28, 2011.

Kyocera’s equity in retained earnings or deficits of affiliates and unconsolidated subsidiaries accounted for by the equity method of accounting aggregating ¥(1,792) million at March 31, 2011 was included in retained earnings.

Changes in accumulated other comprehensive income (loss) are as follows:

	Foreign Currency Translation Adjustments	Pension Adjustments	Net Unrealized Gains on Securities	Net Unrealized Gains (Losses) on Derivative Financial Instruments	Total Accumulated Comprehensive Income
	(Yen in millions)
Balance at March 31, 2008	¥(33,794)	¥12,865	¥64,799	¥196	¥44,066
Cumulative effect of applying ASC 715 to opening balance	—	(418)	—	—	(418)
Net change for the year	(32,408)	(12,394)	(53,178)	(341)	(98,321)

Balance at March 31, 2009	(66,202)	53	11,621	(145)	(54,673)
Net change for the year	(9,287)	1,003	11,847	63	3,626
Other	40	(3)	—	—	37

Balance at March 31, 2010	(75,449)	1,053	23,468	(82)	(51,010)
Net change for the year	(28,861)	(4,530)	8,767	52	(24,572)
Other	5	(57)	—	1	(51)

Balance at March 31, 2011	¥(104,305)	¥(3,534)	¥32,235	¥(29)	¥(75,633)

Tax effects allocated to each component of other comprehensive income (loss) and adjustments, excluding amounts attributable to noncontrolling interests, are as follows:

	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Yen in millions)
For the year ended March 31, 2009:
Cumulative effect of applying ASC 715 to opening balance	¥(709)	¥291	¥(418)

Foreign currency translation adjustments	¥(32,320)	¥(88)	¥(32,408)
Pension adjustments:
Amount arising during the year	(15,439)	4,945	(10,494)
Reclassification adjustments for gains and losses realized in net income	(3,293)	1,393	(1,900)

Net change for the year	(18,732)	6,338	(12,394)
Net unrealized losses on securities:
Amount arising during the year	(99,457)	40,606	(58,851)
Reclassification adjustments for gains and losses realized in net income	9,560	(3,887)	5,673

Net change for the year	(89,897)	36,719	(53,178)
Net unrealized losses on derivative financial instruments:
Amount arising during the year	(707)	142	(565)
Reclassification adjustments for gains and losses realized in net income	278	(54)	224

Net change for the year	(429)	88	(341)

Other comprehensive income (loss)	¥(141,378)	¥43,057	¥(98,321)

For the year ended March 31, 2010:
Foreign currency translation adjustments	¥(9,700)	¥413	¥(9,287)
Pension adjustments:
Amount arising during the year	5,784	(2,830)	2,954
Reclassification adjustments for gains and losses realized in net income	(3,433)	1,482	(1,951)

Net change for the year	2,351	(1,348)	1,003
Net unrealized gains on securities:
Amount arising during the year	19,533	(7,842)	11,691
Reclassification adjustments for gains and losses realized in net income	266	(110)	156

Net change for the year	19,799	(7,952)	11,847
Net unrealized gains on derivative financial instruments:
Amount arising during the year	(119)	10	(109)
Reclassification adjustments for gains and losses realized in net income	204	(32)	172

Net change for the year	85	(22)	63

Other comprehensive income (loss)	¥12,535	¥(8,909)	¥3,626

For the year ended March 31, 2011:
Foreign currency translation adjustments	¥(28,966)	¥105	¥(28,861)
Pension adjustments:
Amount arising during the year	(5,157)	2,276	(2,881)
Reclassification adjustments for gains and losses realized in net income	(3,015)	1,366	(1,649)

Net change for the year	(8,172)	3,642	(4,530)
Net unrealized gains on securities:
Amount arising during the year	14,599	(5,998)	8,601
Reclassification adjustments for gains and losses realized in net income	280	(114)	166

Net change for the year	14,879	(6,112)	8,767
Net unrealized gains on derivative financial instruments:
Amount arising during the year	252	(13)	239
Reclassification adjustments for gains and losses realized in net income	(197)	10	(187)

Net change for the year	55	(3)	52

Other comprehensive loss	¥(22,204)	¥(2,368)	¥(24,572)

INCOME TAXES	12 Months Ended
Mar. 31, 2011
INCOME TAXES

16. INCOME TAXES

Income before income taxes and income taxes for the years ended March 31, 2009, 2010 and 2011 are comprised of the following components:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Income before income taxes:
Domestic	¥31,735	¥28,477	¥112,374
Foreign	24,247	32,321	59,958

Total income before income taxes	¥55,982	¥60,798	¥172,332

Income taxes:
Current income taxes:
Domestic	¥11,603	¥17,213	¥21,297
Foreign	7,324	7,232	14,447

Total current income taxes	18,927	24,445	35,744

Deferred income taxes:
Domestic	4,901	(10,089)	11,892
Foreign	(1,049)	1,009	(5,422)

Total deferred income taxes	3,852	(9,080)	6,470

Total income taxes	¥22,779	¥15,365	¥42,214

In Japan, a company is subject to a number of taxes, based on income, which in the aggregate indicate normal statutory income tax rates for the years ended 2009, 2010 and 2011 of approximately 41.0%.

Reconciliations between the Japanese statutory income tax rate and Kyocera’s effective income tax rate for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Years ended March 31,
	2009	2010	2011
Japanese statutory income tax rate	41.0%	41.0%	41.0%
Difference in statutory tax rates of foreign subsidiaries	(7.9)	(7.7)	(5.0)
Change in valuation allowance	10.5	(1.7)	(8.1)
Tax credit for research and development expenses	(1.9)	(4.4)	(2.1)
Tax refunds related to transfer pricing adjustments	(0.6)	(0.1)	(0.0)
Uncertainty in income taxes	(0.2)	(1.6)	(2.1)
Tax rate change*	0.0	—	—
Other	(0.2)	(0.2)	0.8

Effective income tax rate	40.7%	25.3%	24.5%

*	On April 1, 2009, income tax rates for companies was changed to 17.0% in Singapore, which had no material impact on the effective income tax rate in fiscal 2009.

The components of the deferred tax assets and deferred tax liabilities at March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Deferred tax assets:
Enterprise tax	¥1,409	¥1,603
Inventories	19,742	19,545
Provision for doubtful accounts and loss on bad debts	3,376	1,394
Accrued expenses	7,955	8,220
Employee benefits	24,060	24,828
Depreciation and amortization	37,837	37,432
Securities	9,403	2,459
Net operating losses and tax credit carry forwards	28,333	19,144
Liquidation of a foreign subsidiary	3,694	3,696
Other	3,849	4,291

Total gross deferred tax assets	139,658	122,612
Valuation allowance	(40,270)	(24,687)

Net deferred tax assets	¥99,388	¥97,925

Deferred tax liabilities:
Depreciation and amortization	¥9,005	¥10,942
Deduction of foreign branch losses	1,376	850
Securities	102,786	108,885
Prepaid benefit cost	6,823	5,301
Other	1,682	3,272

Total deferred tax liabilities	¥121,672	¥129,250

Net deferred tax liabilities	¥(22,284)	¥(31,325)

Net deferred tax assets and liabilities at March 31, 2010 and 2011 are reflected in the consolidated balance sheets under the following captions.

	March 31,
	2010	2011
	(Yen in millions)
Deferred income taxes—current assets	¥40,872	¥43,035
Other assets	12,488	17,087
Other current liabilities	(25)	(1,442)
Deferred income taxes—non-current liabilities	(75,619)	(90,005)

Net deferred tax liabilities	¥(22,284)	¥(31,325)

At March 31, 2011, Kyocera had net operating losses carried forward of approximately ¥64,586 million, which are available to offset future taxable income. Of these net operating losses carried forward, the amount of ¥10,757 million recorded at domestic subsidiaries will expire within next seven years, and the amount of approximately ¥11,915 million recorded at U.S. subsidiaries will expire within next 20 years. Certain other foreign subsidiaries have net operating losses carried forward totaling approximately ¥41,914 million of which most have no expiration date.

At March 31, 2011, Kyocera had tax credit carried forward of ¥4,167 million, which are available to offset future income taxes. Of these tax credit carried forward, the amount of ¥129 million recorded at domestic subsidiaries will expire within next two years and the amount of ¥1,196 million and ¥2,842 million recorded at U.S. subsidiaries will expire within 20 years and will be available without expiration, respectively.

Kyocera intends to reinvest certain undistributed earnings of foreign subsidiaries for an indefinite period of time. Therefore, no deferred tax liabilities have been provided on undistributed earnings of these subsidiaries, which are not expected to be remitted in the foreseeable future. Kyocera estimates this unrecognized deferred tax liabilities are ¥9,851 million at March 31, 2011. The undistributed earnings of these subsidiaries are ¥255,371 million at March 31, 2011.

Total gross deferred tax assets at March 31, 2010 and 2011 were reduced by valuation allowances of ¥40,270 million and ¥24,687 million, respectively. The decrease for the year ended March 31, 2011 was due mainly to a reversal of valuation allowance against deferred tax assets at certain subsidiaries with increasing realization of deferred tax assets triggered by a significantly improved operating results.

A reconciliation of the beginning and end amount of gross valuation allowance for deferred tax asset is as follows:

	March 31,
	2009	2010	2011
	(Yen in millions)
Balance at beginning of year	¥39,780	¥43,236	¥40,270
Increase	12,874	7,034	1,226
Decrease	(9,022)	(8,905)	(15,885)
Other*	(396)	(1,095)	(924)

Balance at end of year	¥43,236	¥40,270	¥24,687

*	Other consists mainly of foreign currency translation adjustments.

A reconciliation of the beginning and end amount of gross unrecognized tax benefits is as follows:

	March 31,
	2009	2010	2011
	(Yen in millions)
Balance at beginning of year	¥8,642	¥10,518	¥8,352
Increase—tax position in prior years	442	20	1,112
Increase—tax position in current year	2,269	1,800	1,936
Decrease—tax position in prior years	(835)	(1,634)	(2,517)
Settlements with taxing authorities	—	(2,336)	(2,002)
Lapse of statute of limitations	—	(16)	(7)

Balance at end of year	¥10,518	¥8,352	¥6,874

Gross unrecognized tax benefits on the consolidated balance sheets that if recognized would affect the effective tax rate are ¥8,352 million and ¥6,874 million, at March 31, 2010 and 2011, respectively. Kyocera expects that significant change in unrecognized tax benefits might occur within the next 12 months. However, Kyocera anticipates such change will not have significant impact on Kyocera’s consolidated results of operations and financial position.

Kyocera recorded interest and penalties related to unrecognized tax benefits as current income taxes in the consolidated statement of income in the amount of ¥71 million, ¥(226) million and ¥(92) million for the year ended March 31, 2009, 2010 and 2011, respectively, and as other non-current liabilities in the consolidated balance sheet in the amounts of ¥316 million and ¥217 million at March 31, 2010 and 2011, respectively. The above table excludes this accrual for estimated interest and penalties.

At March 31, 2011 Kyocera is subject to income tax examinations by tax authorities for the tax years 2004 and forward in Japan, and for the tax year 2008 and forward in the United States for its major jurisdictions.

On March 31, 2010, Kyocera Corporation received a notice of tax assessment based on transfer pricing adjustments from the Osaka Regional Tax Bureau stating that, in the Bureau’s judgment, allocation of profit earned from transfers of products between Kyocera Corporation and its overseas subsidiaries was not appropriate for the five years from the year ended March 31, 2004 through the year ended March 31, 2008. The notice indicated that resultant additional taxes, including local taxes, etc., amounted to ¥2,570 million.

Kyocera filed Advance Pricing Agreements (APAs) for Kyocera Corporation’s transaction with certain overseas subsidiaries to avoid potential income tax risk relating to transfer pricing. As a result of negotiations between governments, certain APAs reached settlements with taxing authorities and unrecognized tax benefits for the year ended March 31, 2011 decreased.

SUPPLEMENTAL EXPENSE INFORMATION	12 Months Ended
Mar. 31, 2011
SUPPLEMENTAL EXPENSE INFORMATION

17. SUPPLEMENTAL EXPENSE INFORMATION

Supplemental expense information is as follows:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Research and development expenses	¥65,932	¥49,911	¥49,474
Advertising expenses	9,655	7,346	7,583
Shipping and handling cost included in selling, general and administrative expenses	16,411	14,140	16,883

During the year ended March 31, 2009, Kyocera recorded ¥8,314 million of gains on sales of property, plant and equipment, net which includes gains on sales of certain properties in Japan and overseas. Such gains were included as deductions of selling, general and administrative expenses.

SEGMENT REPORTING	12 Months Ended
Mar. 31, 2011
SEGMENT REPORTING

18. SEGMENT REPORTING

Kyocera manufactures and sells a highly diversified range of products, including components involving fine ceramic technologies and applied ceramic products, telecommunications and information equipment etc.

Kyocera categorizes its operations into seven reporting segments: (1) Fine Ceramic Parts Group, (2) Semiconductor Parts Group, (3) Applied Ceramic Products Group, (4) Electronic Device Group, (5) Telecommunications Equipment Group, (6) Information Equipment Group, and (7) Others.

Main products or businesses of each reporting segment are as follows:

(1) Fine Ceramic Parts Group

Components for Semiconductor Processing Equipment and

LCD Manufacturing Equipment,

Information & Telecommunication Components,

General Industrial Ceramic Components,

Sapphire Substrates,

Automotive Components

(2) Semiconductor Parts Group

Ceramic Packages for Crystal and SAW Devices,

Ceramic Packages for CMOS/CCD Sensors,

LSI Ceramic Packages,

Wireless Communication Device Packages,

Optical Communication Device Packages and Components,

Organic Multilayer Packages and Substrates

(3) Applied Ceramic Products Group

Residential and Industrial Solar Power Generating Systems,

Solar Cells and Modules,

Cutting Tools, Micro Drills,

Medical and Dental Implants,

Jewelry and Fine Ceramic Application Products

(4) Electronic Device Group

Ceramic Capacitors, Tantalum Capacitors,

Surface Acoustic Wave (SAW) Devices, RF Modules, Electro Magnetic Interference (EMI) Filters,

Timing Devices such as Temperature Compensated Crystal Oscillators (TCXOs), Crystal Units, Clock Oscillators and Ceramic Resonators,

Connectors,

Thermal Printheads,

Inkjet Printheads,

Amorphous Silicon Photoreceptor Drums,

Liquid Crystal Displays (LCDs),

Touch Panels

(5) Telecommunications Equipment Group

Mobile Phone Handsets,

Personal Handy Phone System (PHS) Related Products such as PHS Mobile Phone Handsets and PHS Base Stations

(6) Information Equipment Group

Color and Black & White Office Equipment such as ECOSYS Printers and Multifunctional Peripherals,

Wide Format Multifunctional Systems,

Printer and Multifunction Peripherals Supplies,

Business Solution Services such as Managed Print Service

(7) Others

Information Systems & Telecommunication Services,

Electrical Insulation and Sheet Materials, Synthetic Resin Molded Parts,

Real Estate Business

Inter-segment sales, operating revenue and transfers are made with reference to prevailing market prices. Transactions between reportable segments are immaterial and not shown separately.

Operating profit for each reporting segment represents net sales, less related costs and operating expenses, excluding corporate revenue and expenses, equity in earnings, income taxes and net income attributable to noncontrolling interests.

Assets for each reporting segment represent those assets associated with a specific reporting segment. Corporate assets consist primarily of cash and cash equivalents, the facilities of corporate headquarters and various other investments and assets that are not specific to each reporting segment.

Kyocera’s sales to KDDI Corporation and its consolidated subsidiaries which are mainly recorded in the Telecommunications Equipment Group are as follows:

	Years ended March 31,
	2009	2010	2011
Amount of sales to KDDI Corporation and its consolidated subsidiaries (Yen in millions)	¥127,225	¥115,538	¥130,554
Ratio of amount of sale to KDDI Corporation and its consolidated subsidiaries to consolidated net sales (%)	11.3	10.8	10.3

Information by reporting segment at and for the years ended March 31, 2009, 2010 and 2011 is summarized on the following page:

Reporting segments

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Net sales:
Fine Ceramic Parts Group	¥61,730	¥53,056	¥76,269
Semiconductor Parts Group	135,137	140,507	174,687
Applied Ceramic Products Group	148,917	157,033	197,642
Electronic Device Group	231,271	199,939	242,641
Telecommunications Equipment Group	218,758	189,118	225,168
Information Equipment Group	229,297	232,365	239,916
Others	126,043	124,577	139,383
Adjustments and eliminations	(22,567)	(22,790)	(28,782)

Net sales	¥1,128,586	¥1,073,805	¥1,266,924

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Income before income taxes:
Fine Ceramic Parts Group	¥(240)	¥(788)	¥11,969
Semiconductor Parts Group	8,671	17,235	37,331
Applied Ceramic Products Group	27,469	19,858	29,049
Electronic Device Group	(4,070)	13,230	41,646
Telecommunications Equipment Group	(17,713)	(14,726)	2,121
Information Equipment Group	13,497	22,091	25,845
Others	14,106	6,769	9,651

Total operating profit	41,720	63,669	157,612
Corporate	7,632	15,665	16,882
Equity in earnings (losses) of affiliates and unconsolidated subsidiaries	6,460	(18,297)	(160)
Adjustments and eliminations	170	(239)	(2,002)

Income before income taxes	¥55,982	¥60,798	¥172,332

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Depreciation and amortization:
Fine Ceramic Parts Group	¥7,986	¥5,719	¥5,106
Semiconductor Parts Group	13,592	9,795	10,786
Applied Ceramic Products Group	11,100	10,889	13,786
Electronic Device Group	24,329	16,934	13,818
Telecommunications Equipment Group	16,946	9,452	10,172
Information Equipment Group	14,469	12,846	11,027
Others	6,407	4,925	4,767
Corporate	2,748	2,269	2,082

Total	¥97,577	¥72,829	¥71,544

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Write-down of inventories:
Fine Ceramic Parts Group	¥444	¥777	¥146
Semiconductor Parts Group	544	508	266
Applied Ceramic Products Group	702	1,916	1,000
Electronic Device Group	1,419	817	265
Telecommunications Equipment Group	4,645	4,340	2,581
Information Equipment Group	805	580	972
Others	160	269	61
Corporate	—	—	—

Total	¥8,719	¥9,207	¥5,291

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Capital expenditures:
Fine Ceramic Parts Group	¥5,405	¥1,814	¥11,319
Semiconductor Parts Group	7,199	5,998	12,998
Applied Ceramic Products Group	14,396	14,756	17,660
Electronic Device Group	15,056	5,730	12,118
Telecommunications Equipment Group	3,898	2,876	3,886
Information Equipment Group	11,865	3,471	7,437
Others	2,461	1,923	2,747
Corporate	2,775	1,301	2,515

Total	¥63,055	¥37,869	¥70,680

	March 31,
	2009	2010	2011
	(Yen in millions)
Assets by reporting segment:
Fine Ceramic Parts Group	¥45,861	¥49,430	¥57,682
Semiconductor Parts Group	79,148	100,094	111,406
Applied Ceramic Products Group	164,799	209,170	258,618
Electronic Device Group	339,616	346,844	351,432
Telecommunications Equipment Group	115,926	112,750	111,634
Information Equipment Group	251,477	250,222	247,486
Others	122,474	128,898	132,381

	1,119,301	1,197,408	1,270,639
Corporate	693,505	711,508	748,184
Investments in and advances to affiliates and unconsolidated subsidiaries	19,376	1,461	1,419
Adjustments and eliminations	(58,380)	(61,660)	(73,676)

Total assets	¥1,773,802	¥1,848,717	¥1,946,566

Information for revenue from external customers by destination and long-lived assets based on physical location as of and for the years ended March 31, 2009, 2010 and 2011 are summarized as follows:

Geographic segments

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Net sales:
Japan	¥473,387	¥470,643	¥559,883
United States of America	201,502	180,861	220,706
Asia	183,347	172,510	215,913
Europe	200,483	198,058	210,131
Others	69,867	51,733	60,291

Net sales	¥1,128,586	¥1,073,805	¥1,266,924

	March 31,
	2009	2010	2011
	(Yen in millions)
Long-lived assets:
Japan	¥190,488	¥176,884	¥185,969
United States of America	16,567	12,993	11,164
Asia	35,627	28,007	29,293
Europe	15,590	14,373	14,974
Others	7,782	7,842	6,354

Total	¥266,054	¥240,099	¥247,754

There are no individually material countries with respect to revenue from external customers and long-lived assets in Asia, Europe and Others.

EARNINGS PER SHARE	12 Months Ended
Mar. 31, 2011
EARNINGS PER SHARE

19. EARNINGS PER SHARE

A reconciliation of the numerators and the denominators of basic and diluted earnings per share computations are as follows:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions except per share amounts)
Net income attributable to shareholders of Kyocera Corporation	¥29,506	¥40,095	¥122,448

Basic earnings per share:
Net income attributable to shareholders of Kyocera Corporation	157.27	218.47	667.23

Diluted earnings per share:
Net income attributable to shareholders of Kyocera Corporation	157.23	218.47	667.23

	Years ended March 31,
	2009	2010	2011
	(shares in thousands)
Basic average number of shares outstanding	187,618	183,525	183,517
Dilutive effect of stock options	43	—	—
Diluted average number of shares outstanding	187,661	183,525	183,517

SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Mar. 31, 2011
SUPPLEMENTAL CASH FLOW INFORMATION

20. SUPPLEMENTAL CASH FLOW INFORMATION

Supplemental information related to the Consolidated Statements of Cash Flows is as follows:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Cash paid during the year:
Interest	¥648	¥2,675	¥1,637
Income taxes	51,927	20,988	34,994
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	¥1,676	¥1,557	¥1,003
Acquisitions of businesses:
Fair value of assets acquired	¥180,951	¥8,036	¥2,475
Fair value of liabilities assumed	(118,694)	(1,780)	(608)
Noncontrolling interests	(32)	(985)	—
Cash acquired	(14,784)	(942)	(422)

Subtotal	47,441	4,329	1,445

Additional payment for acquisitions of businesses in the past years	71	386	136

Total	¥47,512	¥4,715	¥1,581

IMPAIRMENT OF LONG-LIVED ASSETS	12 Months Ended
Mar. 31, 2011
IMPAIRMENT OF LONG-LIVED ASSETS

21. IMPAIRMENT OF LONG-LIVED ASSETS

In the year ended March 31, 2009, pursuant to ASC 360 “Property, Plant and Equipment,” Kyocera recognized ¥2,309 million of an impairment loss on long-lived assets which were used for a production of Organic Light-Emitting Diode (OLED) displays in the Electronic Device Group. Such loss was included in selling, general and administrative expenses. Since qualities and characteristics of OLED displays requested by the users heightened recently and Kyocera changed the target of production in which they were used, Kyocera transferred such business from a manufacturing department to a research and development department. As a result of this transfer, Kyocera reviewed the future plan of OLED displays business and concluded the expected undiscounted cash flow from the long-lived assets of OLED displays business less than its carrying value. Consequently, Kyocera recorded a loss on impairment based on the amount by which the carrying value exceeded the fair value of the long-lived assets of OLED displays business. The fair value of the long-lived assets of OLED displays business was estimated using the expected present value of future cash flow.

SUBSEQUENT EVENT	12 Months Ended
Mar. 31, 2011
SUBSEQUENT EVENT

22. SUBSEQUENT EVENT

Kyocera has evaluated subsequent events requiring recognition or disclosure in the financial statements during the period from April 1, 2011 through the date of issuance of the financial statements. During the period, no material subsequent events were identified.

ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2011
Financial Statements Presentation, Policy

Financial Statements Presentation:

The accompanying consolidated financial statements of Kyocera Corporation and its subsidiaries have been prepared in conformity with accounting principles generally accepted in the United States of America.

Basis of Consolidation and Accounting for Investments in Affiliated Companies, Policy

Basis of Consolidation and Accounting for Investments in Affiliated Companies:

The consolidated financial statements include the accounts of Kyocera Corporation, its majority-owned subsidiaries and a variable interest entity for which Kyocera Corporation is the primary beneficiary under the Financial Accounting Standard Board (FASB)’s Accounting Standards Codification (ASC) 810, “Consolidation.” All significant inter-company transactions and accounts are eliminated. Investments in 20% to 50% owned companies are accounted for by the equity method, whereby Kyocera includes in net income its equity in the earnings or losses from these companies.

The consolidated variable interest entity for which Kyocera Corporation is the primary beneficiary does not have a material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

Revenue Recognition, Policy

Revenue Recognition:

Kyocera generates revenue principally through the sale of industrial components and telecommunications and information equipment. Kyocera’s operations consist of the following seven reporting segments: 1) Fine Ceramic Parts Group, 2) Semiconductor Parts Group, 3) Applied Ceramic Products Group, 4) Electronic Device Group, 5) Telecommunications Equipment Group, 6) Information Equipment Group and 7) Others.

Kyocera recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred and title and risk of loss have been transferred to the customer or services have been rendered, the sales price is fixed or determinable and collectability is reasonably assured in accordance with ASC 605, “Revenue Recognition.” Sales to customers in each of the above segments are based on the specific terms and conditions contained in basic contracts with customers and firm customer orders which detail the price, quantity and timing of the transfer of ownership (such as risk of loss and title) of the products.

For most customer orders, the transfer of ownership and revenue recognition occurs at the time of shipment of the products to the customer. For the remainder of customer orders, the transfer of ownership and revenue recognition occurs at the time of receipt of the products by the customer, with the exception of sales of solar power generating systems in the Applied Ceramic Products Group and information equipment in the Information Equipment Group for which sales are made to end users together with installation services. The transfer of ownership and revenue recognition in these cases occur at the completion of installation and customer acceptance, as Kyocera have no further obligations under the contracts and all revenue recognition criteria under ASC 605 are met. When Kyocera provides a combination of products and services, the arrangement is evaluated under ASC 605-25, “Multiple-Element Arrangements.”

In addition, in the Information Equipment Group, Kyocera may enter into sales contracts and lease agreements ranging from one to seven years directly with end users. Sales contracts and lease agreements may include installation services and have customer acceptance clauses. For sales and sales-type lease agreements, revenue is recognized at the completion of installation and customer acceptance which usually occurs on the same business day as delivery. For sales-type leases, unearned income (which represents interest) is amortized over the lease term using the effective interest method in accordance with ASC 840, “Leases.”

For all sales in the above segments, product returns are only accepted if the products are determined to be defective. There are no price protections, stock rotation or returns provisions, except for certain programs in the Electronic Device Group as noted below.

Sales Incentives

In the Electronic Device Group, sales to independent electronic component distributors may be subject to various sale programs for which a provision for incentive programs is recorded as a reduction of revenue at the time of sale, as further described below in accordance with ASC 605-50, “Customer Payments and Incentives” and ASC 605-15, “Products.”

(a) Distributor Stock Rotation Program

Stock rotation is a program whereby distributors are allowed to return for credit, qualified inventory, semi-annually, equal to a certain percentage of the previous six months, net sales. In accordance with ASC 605-15, an estimated sales allowance for stock rotation is recorded at the time of sale based on a percentage of distributor sales using historical trends, current pricing and volume information, other market specific information and input from sales, marketing and other key management. These procedures require the exercise of significant judgments. Kyocera believes that these procedures enable Kyocera to make reliable estimates of future returns under the stock rotation program. Kyocera’s actual results approximate its estimates. When the products are returned and verified, the distributor is given credit against their accounts receivables.

(b) Distributor Ship-from-Stock and Debit Program

Ship-from-Stock and Debit (ship and debit) is a program designed to assist distributors in meeting competitive prices in the marketplace on sales to their end customers. Ship and debit programs require a request from the distributor for a pricing adjustment of a specific part for a sale to the distributor’s end customers from the distributor’s stock. Ship and debit authorizations may cover current and future distributor activity for a specific part for a sale to their customers. In accordance with ASC 605, at the time Kyocera records the sales to distributors, an allowance for the estimated future distributor activities related to such sales is provided since it is probable that such sales to distributors will result in ship and debit activities. In accordance with ASC 605-15, Kyocera records an estimated sales allowance based on sales during the period, credits issued to distributors, distributor inventory levels, historical trends, market conditions, pricing trends noted in direct sales activity with original equipment manufacturers and other customers, and input from sales, marketing and other key management. These procedures require the exercise of significant judgments. Kyocera believes that these procedures enable Kyocera to make reliable estimates of future credits under the ship and debit program. Kyocera’s actual results approximate its estimates.

Sales Rebates

In the case of sales to distributors in the Applied Ceramic Products Group and Information Equipment Group, Kyocera provides cash rebates when predetermined sales targets are achieved during a certain period. Provisions for sales rebates are recorded as a reduction of revenue at the time of revenue recognition based on the best estimate of forecasted sales to each distributor in accordance with ASC 605-50.

Sales Returns

Kyocera records an estimated sales returns allowance at the time of sales based on historical return experience.

Products Warranty

For after-service costs to be paid during warranty periods, Kyocera accrues a product warranty liability for claims under warranties relating to the products that have been sold. Kyocera records an estimated product warranty liability based on its historical repair experience with consideration given to the expected level of future warranty costs.

In the Information Equipment Group, Kyocera provides a standard one year manufacturer’s warranty on its products. For sales directly to end users, Kyocera offers extended warranty plans that may be purchased and that are renewable in one year incremental periods at the end of the warranty term. Service revenues are recognized over the term of the related service maintenance contracts in accordance with ASC 605-20, “Services.”

Cash and Cash Equivalents, Policy	Cash and Cash Equivalents: Kyocera considers cash, bank deposits and all highly liquid investments purchased with an original maturity of three months or less to be cash and cash equivalents.
Translation of Foreign Currencies, Policy

Translation of Foreign Currencies:

Assets and liabilities of consolidated foreign subsidiaries and affiliates accounted for by the equity method are translated into Japanese yen at the exchange rates in effect on the respective balance sheet dates. Operating accounts are translated at the average exchange rates for the respective periods. Translation adjustments result from the process of translating foreign currency denominated financial statements into Japanese yen. These translation adjustments, which are not included in the determination of net income, are included in other comprehensive income.

Assets and liabilities denominated in foreign currencies are translated at the exchange rates in effect on the respective balance sheet dates, and resulting transaction gains or losses are included in the determination of net income.

Allowances for Doubtful Accounts, Policy

Allowances for Doubtful Accounts:

Kyocera maintains allowances for doubtful accounts related to trade notes receivables, trade accounts receivables and finance receivables for estimated losses resulting from customers’ inability to make timely payments, including interest on finance receivables. Kyocera’s estimates are based on various factors, including the length of past due payments, historical experience and current business environments. In circumstances where it is aware of a specific customer’s inability to meet its financial obligations, a specific allowance against these amounts is provided, considering the fair value of assets pledged by the customer as collateral.

The amounts of allowances for doubtful accounts included in other current assets at March 31, 2010 and 2011 were ¥571 million and ¥619 million.

The amounts of allowances for doubtful accounts included in investments in and advances to affiliates and unconsolidated subsidiaries at March 31, 2010 and 2011 were ¥0 million and ¥229 million.

The amounts of allowances for doubtful accounts included in other long-term investments at March 31, 2010 and 2011 were ¥253 million and ¥100 million.

The amounts of allowances for doubtful accounts included in other assets at March 31, 2010 and 2011 were ¥2,001 million and ¥1,876 million, respectively.

With respect to the detail information of allowances for doubtful accounts, please refer to the Notes 6 and 8 to the Consolidated Financial Statement.

Inventories, Policy

Inventories:

Inventories are stated at the lower of cost or market. For finished goods and work in process, cost is determined by the average method for approximately 70% at March 31, 2010 and 2011, and by other methods including the first-in, first-out method for the others. For raw materials and supplies, cost is determined by the first-in, first-out method for approximately 57% and 59% at March 31, 2010 and 2011, respectively, and by other methods including the average method for the others. Kyocera recognizes estimated write-down of inventories for excess, slow-moving and obsolete inventories.

Securities, Policy

Securities:

Debt and equity securities are accounted for under ASC 320, “Investments—Debt and Equity Securities.” Securities classified as available-for-sale securities are recorded at fair value, with unrealized gains and losses excluded from income and reported in other comprehensive income, net of taxes. Securities classified as held-to-maturity securities are recorded at amortized cost. Non-marketable equity securities are accounted by the cost method.

Kyocera evaluates whether the declines in fair value of debt and equity securities are other-than-temporary. Other-than-temporary declines in fair value are recorded as a realized loss with a new cost basis. This evaluation is based mainly on the duration and the extent to which the fair value is less than cost, and the anticipated recoverability in fair value.

Kyocera also reviews its investments accounted by the equity method for impairment quarterly. Factors considered in assessing whether an indication of other-than-temporary impairment exists include the achievement of business plan objectives and milestones including cash flow projections and the results of planned financing activities, the financial condition and prospects of each investee company, the fair value of the ownership interest relative to the carrying amount of the investment, the period of time during which the fair value of the ownership interest has been below the carrying amount of the investment and other relevant factors. Impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment. Fair value is determined through the use of various methodologies such as discounted cash flows and comparable valuations of similar companies.

Property, Plant and Equipment and Depreciation, Policy

Property, Plant and Equipment and Depreciation:

Kyocera provides for depreciation of buildings, machinery and equipment over their estimated useful lives primarily on the declining balance method. The principal estimated useful lives used for computing depreciation are as follows:

Buildings	2 to 50 years
Machinery and equipment	2 to 20 years

Major renewals and betterments are capitalized as tangible assets and they are depreciated based on estimated useful lives. The costs of minor renewals, maintenance and repairs are charged to expense in the year incurred. When assets are sold or otherwise disposed of, the profits or losses thereon, computed on the basis of the difference between depreciated costs and proceeds, are credited or charged to income in the year of disposal, and costs and accumulated depreciation are removed from accounts.

Goodwill and Other Intangible Assets, Policy

Goodwill and Other Intangible Assets:

Goodwill and other intangible assets are accounted for under ASC 350, “Intangibles—Goodwill and Other.” Goodwill and intangible assets with indefinite useful lives, rather than being amortized, are tested for impairment at least annually, and also following any events and changes in circumstances that might lead to impairment. Intangible assets with definite useful lives are amortized straight line over their respective estimated useful lives to their estimated residual values, and reviewed for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable.

The principal estimated useful lives for intangible assets are as follows:

Software	2 to 10 years
Patent rights	2 to 12 years
Customer relationships	3 to 18 years

Impairment of Long-Lived Assets, Policy

Impairment of Long-Lived Assets:

Impairment of long-lived assets and intangible assets are accounted for under ASC 360, “Property, Plant, and Equipment. ”Kyocera reviews its long-lived assets and intangible assets with definite useful lives for impairment whenever events or changes in circumstances indicate that its carrying amount may not be recoverable.

Long-lived assets and intangible assets with definite useful lives are considered to be impaired when the expected undiscounted cash flows from the asset group is less than its carrying value. A loss on impairment is recognized based on the amount by which the carrying value exceeds the fair value of the long-lived assets and intangible assets with definite useful lives.

Derivative Financial Instruments, Policy

Derivative Financial Instruments:

Derivatives are accounted for under ASC 815, “Derivatives and Hedging.” All derivatives are recorded as either assets or liabilities on the balance sheet and measured at fair value. Changes in the fair value of derivatives are charged to income. However cash flow hedges may qualify for hedge accounting, if the hedging relationship is expected to be highly effective in achieving offsetting cash flows of hedging instruments and hedged items. Under hedge accounting, changes in the fair value of the effective portion of these hedge derivatives are deferred in accumulated other comprehensive income and charged to earnings when the underlying transaction being hedged occurs.

Kyocera designates certain foreign currency forward contracts, interest rate swaps and interest rate caps as cash flow hedges. Most of Kyocera’s foreign currency forward contracts are entered into as hedges of existing foreign currency denominated assets and liabilities. Accordingly, Kyocera records changes in fair value of these foreign currency forward contracts in earnings. It is expected that such changes will be offset by corresponding gains or losses on the underlying assets and liabilities.

Kyocera formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedge to specific assets and liabilities on the balance sheet or forecasted transactions. Kyocera also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting cash flows of hedged items. When it is determined that a derivative is not highly effective hedge or that it has ceased to be a highly effective hedge, Kyocera discontinues hedge accounting prospectively. When a cash flow hedge is discontinued, the net derivative gains or losses remain in accumulated other comprehensive income, unless it is probable that the forecasted transaction will not occur at which point the derivative gains or losses are reclassified into income immediately.

Stock-Based Compensation, Policy

Stock-Based Compensation:

Costs resulting from share-based payment transactions are accounted for under ASC 718, “Compensation—Stock Compensation.” Kyocera recognizes such costs in the financial statements by fair value based measurement method. Under the modified prospective method, Kyocera recognizes compensation costs which include:

(a)	compensation cost for all stock options granted prior to, but not yet vested as of April 1, 2006, and

(b)	compensation cost for all stock options granted or modified subsequent to April 1, 2006.

Net Income Attributable to Shareholders of Kyocera Corporation and Cash Dividends per Share, Policy

Net Income Attributable to Shareholders of Kyocera Corporation and Cash Dividends per Share:

Earnings per share is accounted for under ASC 260, “Earnings Per Share.” Basic earnings per share attributable to shareholders of Kyocera Corporation is computed based on the average number of shares of common stock outstanding during each period, and diluted earnings per share attributable to shareholders of Kyocera Corporation is computed based on the diluted average number of shares of stock outstanding during each period.

Cash dividends per share are those declared with respect to the earnings for the respective periods for which dividends are proposed by the Board of Directors. Dividends are charged to retained earnings in the year in which they are paid.

Research and Development Expenses and Advertising Expenses, Policy	Research and Development Expenses and Advertising Expenses: Research and development expenses and advertising expenses are charged to operations as incurred.
Use of Estimates, Policy

Use of Estimates:

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. However, actual results could differ from those estimates and assumptions.

Recently Adopted Accounting Standards, Policy

Recently Adopted Accounting Standards:

Kyocera adopted the FASB’s Accounting Standards Update (ASU) No. 2009-16, “Accounting for Transfers of Financial Assets” on April 1, 2010. This accounting standard codified former Statement of Financial Accounting Standards (SFAS) No. 166, “Accounting for Transfers of Financial Assets, an amendment of FASB Statement No. 140” issued in June 2009 in the ASC 860, “Transfers and Servicing.” This accounting standard removes the concept of a qualifying special purpose entity from former SFAS No. 140 and removes the exception from applying former FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities, to qualifying special purpose entities and establishes specific conditions for reporting a transfer of a portion of a financial asset as a sale. The adoption of this accounting standard did not have a material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

Kyocera adopted the ASU No. 2009-17, “Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities” on April 1, 2010. This accounting standard codified former SFAS No. 167, “Amendments to FASB Interpretation No. 46(R)” issued in June 2009 in the ASC 810, “Consolidation.” This accounting standard requires an enterprise to perform an analysis to identify the primary beneficiary of a variable interest entity and also requires ongoing reassessments of whether an enterprise is the primary beneficiary of a variable interest entity. The adoption of this accounting standard did not have a material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

In July 2010, the FASB issued ASU No. 2010-20, “Disclosure about the Credit Quality of Financing Receivables and the Allowance for Credit Losses.” This accounting standard requires an entity to provide certain existing disclosures and new disclosures, on a disaggregated basis, about its financing receivables and related allowance for credit losses. Kyocera adopted the disclosure as of the end of a reporting period for the nine months ended December 31, 2010. Kyocera also adopted the disclosures about activity that occurs during a reporting period for the year ended March 31, 2011. As this accounting standard is a provision for disclosure, the adoption of this accounting standard did not have an impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

Recently Issued Accounting Standards , Policy

Recently Issued Accounting Standards:

In September 2009, the FASB issued ASU No. 2009-13, “Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force” which addressed the accounting for multiple-deliverable arrangements to enable vender to account for products or services separately rather than as a combined unit. This accounting standard addresses how to separate deliverables and how to measure and allocate arrangement consideration to one or more units of accounting. This accounting standard will be effective prospectively for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010. The adoption of this accounting standard is expected to have no material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

In December 2010, the FASB issued ASU No. 2010-28, “When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts.” This accounting standard modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. For those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. This accounting standard will be effective for fiscal years, and interim periods within those years, beginning after December 15, 2010. The adoption of this accounting standard is expected to have no material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

In December 2010, the FASB issued ASU No. 2010-29, “Disclosure of Supplementary Pro Forma Information for Business Combinations.” The amendments in this Update require a public entity that enters into business combination(s) to disclose revenue and earnings of the combined entity in the comparative financial statements as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. This accounting standard will be effective prospectively for business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2010. As this accounting standard is a provision for disclosure, the adoption of this accounting standard will not have an impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” This accounting standard amends current U.S. GAAP to create more commonality with IFRSs by changing the wording used to describe requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. This accounting standard will be effective during interim and annual periods beginning after December 15, 2011. The adoption of this accounting standard is expected to have no material impact on Kyocera’s consolidated results of operations, financial condition and cash flows.

ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2011
Schedule Of Useful Lives For Property Plant Equipment	The principal estimated useful lives used for computing depreciation are as follows:

Buildings	2 to 50 years
Machinery and equipment	2 to 20 years

Schedule Of Useful Lives For Finite Lived Intangible Assets	The principal estimated useful lives for intangible assets are as follows:

Software	2 to 10 years
Patent rights	2 to 12 years
Customer relationships	3 to 18 years

BUSINESS COMBINATION (Tables)	12 Months Ended
Mar. 31, 2011
Assets Acquired and Liabilities Assumed, TA Triumph-Adler AG Acquisition

The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table.

January 21, 2009
(Yen in millions)
Current assets	¥27,543
Intangible assets	17,335
Other non-current assets	23,337

Total assets	68,215

Current liabilities	25,501
Non-current liabilities	41,004

Total liabilities	66,505

Noncontrolling interests	3

Total identified assets, liabilities and noncontrolling interests	1,707

Purchase price	8,234
Investments in TA before the consolidation as a subsidiary	4,198

Goodwill	¥10,725

Schedule of Finite Lived Intangible Assets Acquired, TA Triumph-Adler AG Acquisition

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

	March 31,
	2010		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥9,653	¥1,253	¥9,112	¥2,034
Others	402	249	379	379

Total	¥10,055	¥1,502	¥9,491	¥2,413

Schedule of Indefinite Lived Intangible Assets Acquired, TA Triumph-Adler AG Acquisition

	March 31,
	2010	2011
	Gross Carrying Amount	Gross Carrying Amount
	(Yen in millions)
Intangible assets not subject to amortization:
Trademark	¥6,880	¥6,495

Total	¥6,880	¥6,495

Expected Annual Amortization Expense Related To Acquired Intangible Asset , TA Triumph-Adler AG Acquisition

The estimated aggregate amortization expenses for intangible assets that Kyocera recorded due to this acquisition for the next five years are as follows:

Years ending March 31,	(Yen in millions)
2012	¥904
2013	904
2014	904
2015	904
2016	904

Assets Acquired and Liabilities Assumed, SANYO Electric Co., Ltd. Acquisition

The related assets and liabilities were recorded based upon their estimated fair values at the date of acquisition with the excess being allocated to goodwill as shown in the following table.

Current liabilities in the following table include an amount of payables as of the purchase date that were not individually stated within the purchase agreement which were collectively assumed from SANYO. As such these payables have been included in the allocation of purchase price.

April 1, 2008
(Yen in millions)
Cash and deposits	¥11,037
Accounts receivable	17,617
Inventory	12,731
Other current assets	7,564

Total current assets	48,949

Property, plant and equipment	16,601
Intangible assets	13,783
Other non-current assets	1,493

Total non-current assets	31,877

Total assets	80,826

Accounts payable	41,877
Other current liabilities	6,176

Total current liabilities	48,053

Non-current liabilities	3,538

Total liabilities	51,591

Total identified assets and liabilities	29,235

Purchase price	47,691

Goodwill	¥18,456

Schedule of Finite Lived Intangible Assets Acquired, SANYO Electric Co., Ltd. Acquisition

Intangible assets that Kyocera recorded due to this acquisition are summarized as follows:

	March 31,
	2010		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Customer relationships	¥8,796	¥3,518	¥8,796	¥5,277
Trademark	2,224	890	1,291	775
Patent	1,620	405	1,620	608

Total	¥12,640	¥4,813	¥11,707	¥6,660

Expected Annual Amortization Expense Related To Acquired Intangible Asset , SANYO Electric Co., Ltd Acquisition

The estimated aggregate amortization expenses for intangible assets that Kyocera recorded due to this acquisition for the next five years are as follows:

Years ending March 31,	(Yen in millions)
2012	¥2,219
2013	2,219
2014	203
2015	203
2016	203

Schedule of Business Acquisitions, by Acquisition

Kyocera Mita America, Inc., a subsidiary of Kyocera Mita, acquired all operations and related assets, or all of the capital stock of the following five sales companies of information equipment for the purpose of expanding its sales channels in the United States of America.

Name	Date of acquisition
Internetworking Innovations, Inc.	May 30, 2008
Velocity Imaging Products, Inc.	July 1, 2008
Duplitron Massachusetts, Inc.	October 1, 2008
Duplitron New Jersey, Inc.	October 1, 2008
One Stop Business Centers, Inc.	December 30, 2008

INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS (Tables)	12 Months Ended
Mar. 31, 2011
Unrealized gains and losses on investments

Gross unrealized gains on equity securities which derived from a fluctuation in the market value of the shares of KDDI Corporation (KDDI) at March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Gross unrealized gains on shares of KDDI	¥28,140	¥45,893

Other Than Temporary Impairment Losses on Investment Securities

Other-than-temporary loss on debt and equity securities for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Other-than-temporary loss on debt and equity securities	¥7,141	¥217	¥341

Amortized Cost Gross Unrealized Gains and Losses and Fair Value of Investments Table

Investments in debt and equity securities at March 31, 2010 and 2011, included in short-term investments in debt securities and in long-term investments in debt and equity securities are summarized as follows:

	March 31,
	2010				2011
	Cost*	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses	Cost*	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
	(Yen in millions)
Available-for-sale securities:
Marketable equity securities	¥270,494	¥310,654	¥40,329	¥169	¥271,874	¥327,684	¥57,151	¥1,341
Investment trusts	3,346	3,809	463	—	3,454	3,590	225	89

Total equity securities	273,840	314,463	40,792	169	275,328	331,274	57,376	1,430

Corporate bonds	6,659	6,221	66	504	5,122	4,395	37	764
Hybrid financial instruments	9,867	9,867	—	—	11,976	11,976	—	—
Government bonds and public bonds	2,230	1,999	8	239	2,789	2,423	19	385
Other debt securities	1,166	1,131	35	70	563	554	32	41

Total debt securities	19,922	19,218	109	813	20,450	19,348	88	1,190

Total available-for-sale securities	293,762	333,681	40,901	982	295,778	350,622	57,464	2,620

Held-to-maturity securities:
Corporate bonds	23,904	24,018	194	80	51,901	52,035	208	74
Government bonds and public bonds	24,183	24,173	35	45	18,264	18,189	6	81
Others	—	—	—	—	300	300	0	—

Total held-to-maturity securities	48,087	48,191	229	125	70,465	70,524	214	155

Total	¥341,849	¥381,872	¥41,130	¥1,107	¥366,243	¥421,146	¥57,678	¥2,775

Investments classified by contractual maturity date

At March 31, 2011, the contractual maturities of available-for-sale and held-to-maturity securities are summarized as follows:

	March 31, 2011
	Available-for-Sale		Held-to-Maturity
	Cost*	Aggregate Fair Value	Cost*	Aggregate Fair Value
	(Yen in millions)
Due within 1 year	¥12,903	¥12,834	¥31,178	¥31,220
Due after 1 year to 5 years	6,484	5,584	39,287	39,304
Due after 5 years	1,063	930	—	—
Equity securities	275,328	331,274	—	—

	¥295,778	¥350,622	¥70,465	¥70,524

*	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.

Realized Investment Gains (Losses)

Proceeds from sales of available-for-sale securities and the related gross realized gains and losses for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Proceeds from sales of available-for-sale securities	¥17,028	¥11,375	¥8,500
Gross realized gains	951	746	608
Gross realized losses	3,875	875	445

Unrealized loss position investments

Kyocera’s available-for-sale securities classified by length of unrealized loss position at March 31, 2010 and 2011 are as follows:

	March 31, 2010
	within 1 year		over 1 year		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
	(Yen in millions)
Marketable equity securities	¥1,125	¥169	¥—	¥—	¥1,125	¥169
Investment trusts	—	—	—	—	—	—
Corporate bonds	15	3	3,456	501	3,471	504
Hybrid financial instruments	—	—	—	—	—	—
Government bonds and public bonds	198	2	1,251	237	1,449	239
Other debt securities	92	28	716	42	808	70

Total	¥1,430	¥202	¥5,423	¥780	¥6,853	¥982

	March 31, 2011
	within 1 year		over 1 year		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
	(Yen in millions)
Marketable equity securities	¥7,170	¥1,338	¥7	¥3	¥7,177	¥1,341
Investment trusts	1,125	89	—	—	1,125	89
Corporate bonds	902	76	2,501	688	3,403	764
Hybrid financial instruments	—	—	—	—	—	—
Government bonds and public bonds	151	14	1,250	371	1,401	385
Other debt securities	10	6	410	35	420	41

Total	¥9,358	¥1,523	¥4,168	¥1,097	¥13,526	¥2,620

Schedule of Other Investments Not Readily Marketable

Carrying amounts of these investments at March 31, 2010 and 2011, included in other short-term investments and in other long-term investments, are summarized as follows:

	March 31,
	2010	2011
	(Yen in millions)
Time deposits and certificates of deposits (due over 3 months)	¥200,482	¥201,879
Non-marketable equity securities	10,263	15,376
Long-term loans	202	147

Total	¥210,947	¥217,402

FAIR VALUE (Tables)	12 Months Ended
Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis

The fair value of the financial assets that were measured and recorded at fair value on a recurring basis are as follows:

	March 31,
	2010				2011
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Yen in millions)
Current Assets:
Corporate bonds	¥721	¥158	¥19	¥898	¥630	¥12	¥6	¥648
Hybrid financial instruments	—	—	—	—	—	11,976	—	11,976
Government bonds and public bonds	195	—	—	195	—	—	—	—
Other debt securities	—	729	2	731	—	180	30	210

Total debt securities	916	887	21	1,824	630	12,168	36	12,834

Foreign currency forward contracts	—	760	—	760	—	331	—	331
Currency swaps	—	—	—	—	—	7	—	7

Total derivatives	—	760	—	760	—	338	—	338

Total current assets	916	1,647	21	2,584	630	12,506	36	13,172

Non-Current Assets:
Marketable equity securities	310,654	—	—	310,654	327,684	—	—	327,684
Investment trusts	1,100	2,709	—	3,809	331	3,259	—	3,590

Total equity securities	311,754	2,709	—	314,463	328,015	3,259	—	331,274

Corporate bonds	5,225	87	11	5,323	3,719	19	9	3,747
Hybrid financial instruments	—	9,867	—	9,867	—	—	—	—
Government bonds and public bonds	1,804	—	—	1,804	2,423	—	—	2,423
Other debt securities	—	399	1	400	—	295	49	344

Total debt securities	7,029	10,353	12	17,394	6,142	314	58	6,514

Total non-current assets	318,783	13,062	12	331,857	334,157	3,573	58	337,788

Total assets	¥319,699	¥14,709	¥33	¥334,441	¥334,787	¥16,079	¥94	¥350,960

Current Liabilities:
Foreign currency forward contracts	¥—	¥984	¥—	¥984	¥—	¥3,626	¥—	¥3,626
Interest rate swaps	—	44	—	44	—	20	—	20
Currency swaps	—	9	—	9	—	—	—	—

Total derivatives	—	1,037	—	1,037	—	3,646	—	3,646

Total current liabilities	¥—	¥1,037	¥—	¥1,037	¥—	¥3,646	¥—	¥3,646

Schedule of Hybrid Financial Instruments, Gain (Loss) in Statement of Income

Gains on hybrid financial instruments which were recorded in other, net on the consolidated statements of income for the year ended March 31, 2009, 2010 and 2011 are as follows:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Gains on Hybrid financial instruments	¥3	¥254	¥109

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents additional information about Level 3 corporate bonds and other debt securities measured at fair value on recurring basis for the year ended March 31, 2009, 2010 and 2011.

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Balance at beginning of period	¥1,436	¥696	¥33
Total gains or losses (realized /unrealized)
Included in earnings	(262)	(30)	(9)
Included in other comprehensive income	(132)	71	(7)
Purchase, issuance, and settlements	(859)	(457)	—
Transfer in and/or out of Level 3	513	(247)	77

Balance at end of period	¥696	¥33	¥94

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis

The following table presents the financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2009.

	Balance at March 31, 2009	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2009
	(Yen in millions)
Non-marketable equity securities	¥57			¥57	¥(266)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2010.

	Balance at March 31, 2010	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2010
	(Yen in millions)
Investment in WILLCOM, Inc.	¥—			¥—	¥(19,987)
Property, plant and equipment	400			400	(597)
Non-marketable equity securities	11			11	(26)
Goodwill	—			—	(22)

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2011.

	Balance at March 31, 2011	Level 1	Level 2	Level 3	Total gains (losses) for the year ended March 31, 2011
	(Yen in millions)
Property, plant and equipment	¥42			¥42	¥(712)
Non-marketable equity securities	0			0	(3)

Fair Value, by Balance Sheet Grouping

The fair values of financial instruments and the methods and assumptions used to estimate the fair value are as follows:

	March 31,
	2010		2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(Yen in millions)
Assets (a):
Short-term investments in debt securities	¥11,644	¥11,662	¥44,012	¥44,054
Long-term investments in debt and equity securities	370,124	370,210	377,075	377,092
Other long-term investments	10,534	10,534	15,585	15,585

Total	¥392,302	¥392,406	¥436,672	¥436,731

Liabilities (b):
Long-term debt (including due within one year)	¥42,523	¥42,710	¥35,225	¥35,332

Total	¥42,523	¥42,710	¥35,225	¥35,332

(a)	The fair value is based on quoted market prices. It was not practicable to estimate the fair value of non-marketable equity securities because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2010 and 2011 were ¥10,252 million and ¥15,363 million, respectively.
(b)	The fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities.

INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2011
Inventory Disclosure Table

Inventories at March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Finished goods	¥83,444	¥111,487
Work in process	41,409	47,388
Raw materials and supplies	52,508	74,024

	¥177,361	¥232,899

VALUATION ALLOWANCES (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Valuation and Qualifying Accounts Disclosure Table

Changes in valuation allowances for the year ended March 31, 2009, 2010, and 2011 are as follows:

Description	Balance at Beginning of Year	Charged to Costs or Expenses	Charged (Credited) to Other Accounts*	Charge-offs	Balance at End of Year
	(Yen in millions)
For the year ended March 31, 2009:
Allowance for doubtful accounts	¥3,880	¥1,604	¥879	¥(831)	¥5,532
Allowance for sales returns	2,435	6,178	0	(6,458)	2,155

Total	¥6,315	¥7,782	¥879	¥(7,289)	¥7,687

For the year ended March 31, 2010:
Allowance for doubtful accounts	¥5,532	¥826	¥31	¥(1,848)	¥4,541
Allowance for sales returns	2,155	4,911	(100)	(4,711)	2,255

Total	¥7,687	¥5,737	¥(69)	¥(6,559)	¥6,796

For the year ended March 31, 2011:
Allowance for doubtful accounts	¥4,541	¥1,507	¥(30)	¥(804)	¥5,214
Allowance for sales returns	2,255	5,936	(345)	(5,441)	2,405

Total	¥6,796	¥7,443	¥(375)	¥(6,245)	¥7,619

*	Foreign currency translation adjustments and the increase by business combination.

INVESTMENTS IN AND ADVANCES TO AFFILIATES (Tables)	12 Months Ended
Mar. 31, 2011
Balance Sheet Data Resulting from Related Party Transactions

Related party transactions with the affiliates, accounted for by the equity method are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Kyocera’s investments in and advances to affiliates	¥670	¥671
Kyocera’s trade receivables from affiliates	116	132

Income Statement Data Resulting from Related Party Transactions

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Kyocera’s equity in earnings of affiliates	¥6,467	¥(18,150)	¥83
Kyocera’s sales to affiliates	36,791	18,617	314

LEASE RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2011
Capital Leases in Financial Statements of Lessor Disclosure

The lease receivables, which are included in other current assets and other assets in the accompanying consolidated balance sheets, are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Total minimum lease payments receivable	¥39,308	¥35,963
Unguaranteed residual values	2,297	1,975
Unearned income	(3,977)	(3,056)
Executory costs	(24)	(20)

	37,604	34,862
Less, allowance for doubtful receivables	(571)	(493)

	37,033	34,369
Less, portion due within one year	(11,307)	(11,739)

Total	¥25,726	¥22,630

Allowance for Doubtful Accounts, Table

A reconciliation of the beginning and ending amounts of allowance for doubtful accounts related to lease receivables are as follows:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Balance at beginning of year	¥—	¥541	¥571
Charged to costs or expenses, or charge-off	92	53	(44)
Others*	449	(23)	(34)

Balance at end of year	¥541	¥571	¥493

*	Others consist mainly of foreign currency translation and business acquisitions during the year.

Schedule Of Minimum Lease Payments

The future minimum lease payments to be received under financing leases for future years are as follows:

Years ending March 31,	(Yen in millions)
2012	¥13,053
2013	9,376
2014	6,919
2015	4,537
2016	1,766
2017 and thereafter	312

Total	¥35,963

GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Finite-Lived Intangible Assets by Major Class

Intangible assets are summarized as follows:

	March 31,
	2010		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(Yen in millions)
Intangible assets subject to amortization:
Software	¥33,702	¥23,425	¥30,409	¥21,696
Patent rights	18,227	15,015	19,185	15,310
Customer relationships	26,959	6,078	25,726	9,053
Other	11,866	6,687	9,771	6,190

Total	¥90,754	¥51,205	¥85,091	¥52,249

Schedule of Indefinite-lived Intangible Assets by Major Class

	March 31,
	2010	2011
	Gross Carrying Amount	Gross Carrying Amount
	(Yen in millions)
Intangible assets not subject to amortization:
Trademark	¥10,042	¥9,317
Other	2	1

Total	¥10,044	¥9,318

Schedule of Acquired Finite-Lived Intangible Assets by Major Class

Intangible assets acquired during the year ended March 31, 2011 are as follows:

Year ended March 31, 2011
(Yen in millions)
Intangible assets subject to amortization:
Software	¥2,996
Patent rights	3,682
Customer relationships	120
Other	299

Total	¥7,097

Schedule of Expected Amortization Expense, Table

The estimated aggregate amortization expenses for intangible assets for the next five years are as follows:

Years ending March 31,	(Yen in millions)
2012	¥9,559
2013	6,544
2014	3,338
2015	2,653
2016	2,259

Schedule of Goodwill

The changes in the amounts of goodwill by reporting segment in the years ended March 31, 2010 and 2011 are as follows:

	Fine Ceramic Parts Group	Semiconductor Parts Group	Applied Ceramic Products Group	Electronic Device Group	Telecommunications Equipment Group	Information Equipment Group	Others	Total
	(Yen in millions)
Balance at March 31, 2009
Goodwill	¥100	¥912	¥9,241	¥29,358	¥18,456	¥9,129	¥4,140	¥71,336
Accumulated impairment losses	—	—	(5,415)	—	—	—	(2,695)	(8,110)

	100	912	3,826	29,358	18,456	9,129	1,445	63,226
Goodwill acquired during the year	—	—	—	—	—	1,082	456	1,538
Impairment of goodwill	—	—	—	—	—	(22)	—	(22)
Translation adjustments and reclassification to other accounts	—	397	(549)	(841)	—	3,853	—	2,860

Balance at March 31, 2010
Goodwill	100	1,309	8,692	28,517	18,456	14,064	4,596	75,734
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	100	1,309	3,277	28,517	18,456	14,042	1,901	67,602
Goodwill acquired during the year	—	—	—	—	—	42	—	42
Impairment of goodwill	—	—	—	—	—	—	—	—
Translation adjustments and reclassification to other accounts	—	(43)	(336)	(1,649)	—	(914)	(1)	(2,943)

Balance at March 31, 2011
Goodwill	100	1,266	8,356	26,868	18,456	13,192	4,595	72,833
Accumulated impairment losses	—	—	(5,415)	—	—	(22)	(2,695)	(8,132)

	¥100	¥1,266	¥2,941	¥26,868	¥18,456	¥13,170	¥1,900	¥64,701

SHORT-TERM BORROWINGS AND LONG-TERM DEBT (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Short-term Debt

Short-term borrowings at March 31, 2010 and 2011 are comprised of the following:

	March 31,
	2010	2011
Average interest rates on loans from banks	1.49%	0.66%

	March 31,
	2010	2011
	(Yen in millions)
Secured	¥243	¥171
Unsecured	3,830	7,681

	¥4,073	¥7,852

Components of Long-term Debt

Long-term debt at March 31, 2010 and 2011 are comprised of the following:

	March 31,
	2010	2011
Range of interest rates on loans from banks and others	0.20%-11.60%	0.20%-11.60%

	March 31,
	2010	2011
	(Yen in millions)
Secured	¥37,713	¥33,138
Unsecured	4,810	2,087

	42,523	35,225
Less, portion due within one year	(13,456)	(10,687)

	¥29,067	¥24,538

Maturities of Long-Term Debt Disclosures	Aggregate maturities of long-term debt at March 31, 2011 are as follows:

Years ending March 31,	(Yen in millions)
2013	¥10,874
2014	6,822
2015	4,379
2016	1,800
2017 and thereafter	663

¥24,538

Schedule of Collateral Required To Be Pledged Under Agreements

Kyocera’s assets pledged as collateral of property, plant and equipment, net of accumulated depreciation and intangible assets for loans from banks at March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Property, plant and equipment, net of accumulated depreciation	¥5,005	¥1,893
Intangible assets	1,875	1,770

BENEFIT PLANS (Tables)	12 Months Ended
Mar. 31, 2011
Pension and Other Postretirement Benefits, Funded Status Disclosure

The funded status of the benefit plans at Kyocera Corporation and its major domestic subsidiaries as of March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Change in projected benefit obligations:
Projected benefit obligations at beginning of year	¥134,374	¥134,592
Service cost	8,805	8,662
Interest cost	2,301	2,637
Actuarial (gain) loss	(5,126)	4,935
Benefits paid	(5,762)	(5,385)
Business combination	—	366

Projected benefit obligations at end of year	134,592	145,807
Change in plan assets:
Fair value of plan assets at beginning of year	135,472	143,984
Actual return on plan assets	5,430	2,569
Employer contribution	8,767	9,005
Benefits paid	(5,685)	(5,332)

Fair value of plan assets at end of year	143,984	150,226

Funded status	¥9,392	¥4,419

Amounts Recognized in Balance Sheet Pension and Other Benefits

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2010	2011
	(Yen in millions)
Prepaid benefit cost	¥17,337	¥13,437
Accrued benefit liability	(7,945)	(9,018)

Net amount recognized	¥9,392	¥4,419

Defined Benefit Plans Amounts Recognized in Accumulated Other Comprehensive Income

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2010	2011
	(Yen in millions)
Prior service cost	¥41,593	¥37,264
Actuarial loss	(31,888)	(36,737)

Accumulated other comprehensive income	¥9,705	¥527

Pension Plans With Accumulated Benefit Obligations In Excess Of The Fair Value Of Plan Assets Disclosure

	March 31,
	2010	2011
	(Yen in millions)
Accumulated benefit obligation at end of year	¥134,146	¥145,311
Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year are as follows:
Projected benefit obligation	¥19,578	¥21,528
Accumulated benefit obligation	19,132	21,031
Fair value of plan assets	11,633	12,510

Pension, Net Periodic Benefit Costs, Disclosure

Net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2009, 2010 and 2011, include the following components:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Service cost	¥9,842	¥8,805	¥8,662
Interest cost	2,887	2,301	2,637
Expected return on plan assets	(3,549)	(3,054)	(3,255)
Amortization of transition obligation	111	—	—
Amortization of prior service cost	(5,265)	(4,327)	(4,329)
Recognized actuarial loss	1,106	1,174	772

Net periodic pension costs	¥5,132	¥4,899	¥4,487

Pension And Other Postretirement Benefits Adjustments To Other Comprehensive Loss (Income) Disclosure

Changes in other comprehensive income (loss) at Kyocera Corporation and its major domestic subsidiaries in the years ended March 31, 2009, 2010 and 2011 mainly consist of the following components:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Prior service cost due to plan amendments	¥(19)	¥—	¥—
Net actuarial (loss) gain incurred during the year	(12,742)	7,502	(5,621)
Amortization of transition obligation	111	—	—
Amortization of prior service cost	(5,265)	(4,327)	(4,329)
Recognized actuarial loss	1,106	1,174	772

Total	¥(16,809)	¥4,349	¥(9,178)

Pension And Other Postretirement Benefits, Expected Amortization Of Accumulated Other Comprehensive Income, Disclosure

Prior service cost and actuarial loss expected to be amortized at Kyocera Corporation and its major domestic subsidiaries in the year ending March 31, 2012 are as follows:

Year ending March 31, 2012
(Yen in millions)
Amortization of prior service cost	¥(4,329)
Recognized actuarial loss	1,139

Pension Benefit Obligations Weighted Average Assumptions Disclosure

Assumptions used to determine projected benefit obligations at Kyocera Corporation and its major domestic subsidiaries at March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
Discount rate (%)	1.00-2.00	1.00-1.75

Pension, Net Periodic Benefit Costs, Weighted Average Assumptions Disclosure

Assumptions used to determine net periodic pension costs at Kyocera Corporation and its major domestic subsidiaries for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Years ended March 31,
	2009	2010	2011
Discount rate (%)	1.75-2.00	1.25-2.00	1.00-2.00
Expected long-term rate of return on plan assets (%)	1.25-2.20	2.00-2.20	2.00-2.20

Pension and Postretirement Plan Assets By Fair Value Hierarchy

Plan assets categories at Kyocera Corporation and its major domestic subsidiaries at March 31, 2010 and 2011 are as follows:

Level 1 assets are equity securities and corporate bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are life insurance company general account, pooled funds and trust funds that invest both long and short in equity securities and bonds. Investments in life insurance company general accounts are valued at conversion value. Pooled funds and trust funds are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2010				2011
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Life insurance company general account	¥—	¥81,738	¥—	¥81,738	¥—	¥87,633	¥—	¥87,633
Equity securities:
Domestic	2,561	—	—	2,561	1,774	—	—	1,774
International	5,731	—	—	5,731	7,366	—	—	7,366
Pooled funds(1)	—	10,583	—	10,583	—	11,598	—	11,598
Debt securities:
Corporate bonds	5,374	—	—	5,374	9,512	—	—	9,512
Pooled funds(2)	—	2,596	—	2,596	—	2,830	—	2,830
Other types of investments:
Equity long/short
Domestic(3)	—	4,483	—	4,483	—	2,211	—	2,211
International(4)	—	5,078	—	5,078	—	7,455	—	7,455
Debt long/short(5)	—	11,130	—	11,130	—	11,522	—	11,522
Other	—	2,175	1,568	3,743	—	2,232	1,449	3,681
Cash and cash equivalents	10,967	—	—	10,967	4,644	—	—	4,644

Total	¥24,633	¥117,783	¥1,568	¥143,984	¥23,296	¥125,481	¥1,449	¥150,226

(1)	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
(2)	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
(3)	This category includes trust funds that mainly invest both long and short in equity securities that are listed on domestic securities exchanges.
(4)	This category includes trust funds that mainly invest both long and short in equity securities that are listed on international securities exchanges.
(5)	This category includes trust funds that mainly invest both long and short in government bonds.

Pension Plans, Changes in Level 3 Fair Value Measurements of Plan Assets

The following table presents additional information about Level 3 assets measured at fair value on recurring basis for the years ended March 31, 2010 and 2011. Plan assets of Level 3 are invested in multi-strategy hedge funds, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. The net asset values are based on the fair value of the underlying assets owned by the funds, minus its liabilities then divided by the number of units outstanding.

	Years ended March 31,
	2010	2011
	(Yen in millions)
Balance at beginning of year	¥1,465	¥1,568
Actual return on plan assets:
Relating to assets still held at end of year	87	53
Relating to assets sold during the year	50	(11)
Purchases, sales and settlements	(34)	(161)

Balance at end of year	¥1,568	¥1,449

Pension Benefit Expected Benefit Payments

Estimated future benefit payments at Kyocera Corporation and its major domestic subsidiaries are as follows:

Years ending March 31,	(Yen in millions)
2012	¥5,811
2013	5,833
2014	6,305
2015	6,766
2016	7,159
2017 to 2021	44,899

Foreign Pension And Other Postretirement Benefits Funded Status Disclosure

The following table sets forth the funded status of the plans at KII, AVX and TA as of March 31, 2010 and 2011:

	March 31,
	2010	2011
	(Yen in millions)
Change in benefit obligations:
Benefit obligations at beginning of year	¥35,122	¥38,903
Service cost	297	311
Interest cost	2,123	1,886
Plan participants’ contributions	25	11
Actuarial loss (gain)	5,043	(298)
Benefits paid	(2,329)	(2,078)
Foreign exchange adjustment	(1,296)	(2,755)
Other	(82)	(26)

Benefit obligations at end of year	¥38,903	¥35,954
Change in plan assets:
Fair value of plan assets at beginning of year	¥13,263	¥16,965
Actual return on plan assets	3,996	1,700
Employer contribution	1,187	1,784
Plan participants’ contributions	25	11
Benefits paid	(1,063)	(997)
Foreign exchange adjustment	(412)	(1,427)
Other expenses	(31)	(26)

Fair value of plan assets at end of year	16,965	18,010

Funded status	¥(21,938)	¥(17,944)

Amounts Recognized In Balance Sheet Pension And Other Benefits Foreign

Amounts recognized in the consolidated balance sheets consist of:

	March 31,
	2010	2011
	(Yen in millions)
Prepaid benefit cost	¥—	¥174

Accrued benefit liability	(21,938)	(18,118)

Net amount recognized	¥(21,938)	¥(17,944)

Foreign Defined Benefit Plans Amounts Recognized In Accumulated Other Comprehensive Income

Amounts recognized in accumulated other comprehensive income (loss) consist of:

	March 31,
	2010	2011
	(Yen in millions)
Prior service cost	¥(99)	¥(79)
Actuarial loss	(7,168)	(5,639)

Accumulated other comprehensive loss	¥(7,267)	¥(5,718)

Foreign Pension Benefit Obligation Disclosure

	March 31,
	2010	2011
	(Yen in millions)
Accumulated benefit obligation at end of year	¥37,924	¥35,101

Foreign Pension Plans With Accumulated Benefit Obligations In Excess Of The Fair Value Of Plan Assets Disclosure

Pension plans with an accumulated benefit obligation in excess of plan assets at the end of year:

	March 31,
	2010	2011
	(Yen in millions)
Projected benefit obligation	¥38,903	¥33,252
Accumulated benefit obligation	37,924	32,399
Fair value of plan assets	16,965	15,133

Foreign Pension, Net Periodic Benefit Costs, Disclosure

Net periodic pension costs at KII, AVX and TA in the years ended March 31, 2009, 2010 and 2011 include the following components:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Service cost	¥453	¥297	¥311
Interest cost	1,768	2,123	1,886
Expected return on plan assets	(1,684)	(988)	(1,210)
Amortization of prior service cost	13	9	9
Recognized actuarial loss	102	283	250

Net periodic pension costs	¥652	¥1,724	¥1,246

Pension And Other Postretirement Benefits Adjustments To Other Comprehensive Loss Income Foreign Disclosure Text Block

Changes in other comprehensive income (loss) at KII, AVX and TA in the years ended March 31, 2009, 2010 and 2011 mainly consist of the following components:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Net actuarial (loss) gain incurred during the year	¥(4,149)	¥(2,035)	¥788
Amortization of prior service cost	13	9	9
Recognized actuarial loss	102	283	250

Total	¥(4,034)	¥(1,743)	¥1,047

Foreign Pension And Other Postretirement Benefits Expected Amortization Of Accumulated Other Comprehensive Income Disclosure

Prior service cost and actuarial loss expected to be amortized at KII, AVX and TA in the year ending March 31, 2012 are as follows:

Year ending March 31, 2012
(Yen in millions)
Amortization of prior service cost	¥9
Recognized actuarial loss	226

Foreign Pension Benefit Obligations Weighted Average Assumptions Disclosure

Assumptions used to determine projected benefit obligations of the plans at KII, AVX and TA as of March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
Discount rate (%)	4.80-6.00	5.15-5.75
Rate of increase in compensation levels (%)	2.00-4.25	2.50-4.00

Foreign Pension Net Periodic Benefit Costs Weighted Average Assumptions Disclosure

Assumptions used to determine net periodic pension costs at KII, AVX and TA in the years ended March 31, 2009, 2010 and 2011 are as follows:

Years ended March 31,
	2009	2010	2011
Discount rate (%)	5.50-6.50	5.60-7.30	4.80-6.00
Rate of increase in compensation levels (%)	3.90-4.50	2.50-4.00	2.00-4.25
Expected long-term rate of return on plan assets (%)	6.60-8.50	6.50-8.50	6.50-8.50

Pension And Postretirement Plan Assets Foreign Plan By Fair Value Hierarchy

KII and AVX determine their expected long-term rate of return on plan assets based on the consideration of the current expectations for future returns and the historical returns of other plan assets categories in which they invest.

Plan assets

KII’s and AVX’s plan assets categories at March 31, 2010 and 2011 are as follows:

Level 1 assets are equity securities and government bonds which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are government agency bonds, corporate bonds and pooled separate accounts at AVX, which are valued at their net asset values that are provided by the fund manager or general partner of the funds. For detailed information of the three levels of input used to measure fair value, see Note 4 to the Consolidated Financial Statements.

	March 31,
	2010				2011
	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Other observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
	(Yen in millions)
Equity securities:
International	¥4,661	¥25	¥—	¥4,686	¥5,065	¥—	¥—	¥5,065
Debt securities:
Government bonds	186	—	—	186	325	—	—	325
Government agency bonds	—	588	—	588	—	816	—	816
Corporate bonds	—	612	—	612	—	297	—	297
Pooled separate accounts *	—	10,303	—	10,303	—	10,960	—	10,960
Other	—	515	—	515	—	481	—	481
Cash and cash equivalents	75	—	—	75	66	—	—	66

Total	¥4,922	¥12,043	¥—	¥16,965	¥5,456	¥12,554	¥—	¥18,010

*	This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.

Foreign Pension Benefit Expected Benefit Payments	Estimated future benefit payments of the plans at KII, AVX and TA are as follows:

Years ending March 31,	(Yen in millions)
2012	¥2,037
2013	2,070
2014	2,106
2015	2,177
2016	2,228
2017 to 2021	11,952

Disclosure Employee Stock and Savings Plans

AVX also maintains non-qualified deferred compensation programs which permit key employees to annually elect to defer a portion of their compensation until retirement. Contributions to the plans are as follow:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Contributions to the plans	¥930	¥698	¥632

STOCK OPTION PLANS (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Share-based Compensation, Options Activity

Activity under the stock option plans is summarized as follows:

	Number of Options (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Life Remaining (years)	Aggregated Intrinsic Value (Yen in millions)
Outstanding at March 31, 2010	4,878	$15.61
Granted	575	13.77
Exercised	(513)	11.70		¥149
Expired and cancelled	(985)	22.71

Outstanding at March 31, 2011	3,955	$14.08	5.41	¥272

Exercisable at March 31, 2011	2,660	$14.72	4.01	¥42

Schedule of Nonvested Share Activity Table

Unvested share activity under stock option plans at March 31, 2011 is summarized as follows:

	Number of Options (in thousands)	Weighted Average Grant-Date Fair Value
Unvested balance at March 31, 2010	1,255	$4.00
Options granted	575	3.29
Options forfeited	(29)	3.56
Options vested	(506)	4.42

Unvested balance at March 31, 2011	1,295	$3.53

Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used

The following are significant weighted average assumptions used for estimating the fair value of options issued under stock option plans:

	Years ended March 31,
	2009	2010	2011
Expected life	5 years	5 years	5 years
Interest rate	3.2%	2.4%	2.3%
Volatility	28%	27%	27%
Expected dividends	1.2%	1.7%	1.3%

Unrecognized Share Based Compensation Expense

The total unrecognized compensation costs related to unvested awards as of March 31, 2009, 2010 and 2011 are as follows, which are expected to be recognized over the vesting period, approximately four years.

	March 31,
	2009	2010	2011
	(Yen in millions)
Total unrecognized compensation costs related to unvested awards	¥318	¥211	¥142

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award

The following table presents the amounts recorded in AVX’s consolidated financial statements related to grants and exercises of options for the years ended March 31, 2009, 2010 and 2011.

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Stock based compensation expense (net of tax benefit)	¥211	¥159	¥190
Tax benefit associated with stock based compensation expense	40	31	23
Cash received from the exercise of options	356	12	517
Excess tax benefit from stock-based payment arrangements	24	1	44

Share Based Compensation, Options Activity, Disclosure

Activity under the stock option plan is summarized as follows:

	Number of Options (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Life Remaining (years)	Aggregated Intrinsic Value (Yen in millions)
Outstanding at March 31, 2010	332	$2.27
Granted	—	—
Exercised	—	—		—
Expired and cancelled	(35)	2.44

Outstanding at March 31, 2011	297	$2.25	3.17	—

Exercisable at March 31, 2011	297	$2.25	3.17	—

DERIVATIVES AND HEDGING (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Derivative Instruments

The aggregate contractual amounts of derivative financial instruments at March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Derivatives designated as hedging instruments:
Foreign currency forward contracts	¥11,961	¥13,852
Interest rate swaps	625	590
Interest rate caps	3,125	—

Total	¥15,711	¥14,442
Derivatives not designated as hedging instruments:
Foreign currency forward contracts	¥95,758	¥144,006
Currency swaps	279	226

Total	¥96,037	¥144,232

Total derivatives	¥111,748	¥158,674

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The location and fair value of derivative financial instruments in the consolidated balance sheets at March 31, 2010 and 2011 are as follows:

		March 31,
	Location	2010	2011
		(Yen in millions)
Derivative Assets:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current assets	¥79	¥72
Interest rate caps	Other current assets	—	—

Total		¥79	¥72

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current assets	¥681	¥259
Currency swaps	Other current assets	—	7

Total		¥681	¥266

Total derivatives		¥760	¥338

Derivative Liabilities:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	¥167	¥117
Interest rate swaps	Other current liabilities	44	20

Total		¥211	¥137

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	¥817	¥3,509
Currency swaps	Other current liabilities	9	—

Total		¥826	¥3,509

Total derivatives		¥1,037	¥3,646

Schedule of Derivative Instruments Recognized in Other Comprehensive Income

Gains (losses) recognized in other comprehensive income

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Foreign currency forward contracts	¥(280)	¥25	¥27
Interest rate swaps	(61)	38	25
Interest rate caps	0	—	—

Total	¥(341)	¥63	¥52

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)

		Years ended March 31,
	Location	2009	2010	2011
		(Yen in millions)
Foreign currency forward contracts	Net sales	¥(1,186)	¥(2)	¥(102)
Foreign currency forward contracts	Cost of sales	769	(139)	259
Interest rate swaps	Interest expense	0	20	20
Interest rate swaps	Equity in earnings (losses) of affiliates and unconsolidated subsidiaries	9	(36)	—
Interest rate caps	Interest expense	0	—	—

Total		¥(408)	¥(157)	¥177

Schedule of Derivative Instruments Ineffectiveness

Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)

		Years ended March 31,
	Location	2009	2010	2011
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains (losses), net	¥184	¥(15)	¥9
Interest rate caps	Interest expense	—	—	—

Total		¥184	¥(15)	¥9

Derivatives Not Designated as Hedging Instruments Recognized in Income

Derivatives not designated as hedging instruments:

Gains (losses) recognized in income

		Years ended March 31,
	Location	2009	2010	2011
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains (losses), net	¥(6,350)	¥3,219	¥(3,114)
Currency swaps	Foreign currency transaction gains (losses), net	(10)	1	16

Total		¥(6,360)	¥3,220	¥(3,098)

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Amount of Future Minimum Lease Payments under Noncancelable Operating Leases in the Aggregate and for Each of the Five Succeeding Years and Thereafter

The future minimum lease commitments under non-cancelable operating leases at March 31, 2011 are as follows:

Years ending March 31,	(Yen in millions)
2012	¥4,866
2013	3,051
2014	1,837
2015	1,084
2016	596
2017 and thereafter	959

¥12,393

EQUITY (Tables)	12 Months Ended
Mar. 31, 2011
Accumulated Other Comprehensive Income Loss Disclosure

Changes in accumulated other comprehensive income (loss) are as follows:

	Foreign Currency Translation Adjustments	Pension Adjustments	Net Unrealized Gains on Securities	Net Unrealized Gains (Losses) on Derivative Financial Instruments	Total Accumulated Comprehensive Income
	(Yen in millions)
Balance at March 31, 2008	¥(33,794)	¥12,865	¥64,799	¥196	¥44,066
Cumulative effect of applying ASC 715 to opening balance	—	(418)	—	—	(418)
Net change for the year	(32,408)	(12,394)	(53,178)	(341)	(98,321)

Balance at March 31, 2009	(66,202)	53	11,621	(145)	(54,673)
Net change for the year	(9,287)	1,003	11,847	63	3,626
Other	40	(3)	—	—	37

Balance at March 31, 2010	(75,449)	1,053	23,468	(82)	(51,010)
Net change for the year	(28,861)	(4,530)	8,767	52	(24,572)
Other	5	(57)	—	1	(51)

Balance at March 31, 2011	¥(104,305)	¥(3,534)	¥32,235	¥(29)	¥(75,633)

Comprehensive Income Note

Tax effects allocated to each component of other comprehensive income (loss) and adjustments, excluding amounts attributable to noncontrolling interests, are as follows:

	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Yen in millions)
For the year ended March 31, 2009:
Cumulative effect of applying ASC 715 to opening balance	¥(709)	¥291	¥(418)

Foreign currency translation adjustments	¥(32,320)	¥(88)	¥(32,408)
Pension adjustments:
Amount arising during the year	(15,439)	4,945	(10,494)
Reclassification adjustments for gains and losses realized in net income	(3,293)	1,393	(1,900)

Net change for the year	(18,732)	6,338	(12,394)
Net unrealized losses on securities:
Amount arising during the year	(99,457)	40,606	(58,851)
Reclassification adjustments for gains and losses realized in net income	9,560	(3,887)	5,673

Net change for the year	(89,897)	36,719	(53,178)
Net unrealized losses on derivative financial instruments:
Amount arising during the year	(707)	142	(565)
Reclassification adjustments for gains and losses realized in net income	278	(54)	224

Net change for the year	(429)	88	(341)

Other comprehensive income (loss)	¥(141,378)	¥43,057	¥(98,321)

For the year ended March 31, 2010:
Foreign currency translation adjustments	¥(9,700)	¥413	¥(9,287)
Pension adjustments:
Amount arising during the year	5,784	(2,830)	2,954
Reclassification adjustments for gains and losses realized in net income	(3,433)	1,482	(1,951)

Net change for the year	2,351	(1,348)	1,003
Net unrealized gains on securities:
Amount arising during the year	19,533	(7,842)	11,691
Reclassification adjustments for gains and losses realized in net income	266	(110)	156

Net change for the year	19,799	(7,952)	11,847
Net unrealized gains on derivative financial instruments:
Amount arising during the year	(119)	10	(109)
Reclassification adjustments for gains and losses realized in net income	204	(32)	172

Net change for the year	85	(22)	63

Other comprehensive income (loss)	¥12,535	¥(8,909)	¥3,626

For the year ended March 31, 2011:
Foreign currency translation adjustments	¥(28,966)	¥105	¥(28,861)
Pension adjustments:
Amount arising during the year	(5,157)	2,276	(2,881)
Reclassification adjustments for gains and losses realized in net income	(3,015)	1,366	(1,649)

Net change for the year	(8,172)	3,642	(4,530)
Net unrealized gains on securities:
Amount arising during the year	14,599	(5,998)	8,601
Reclassification adjustments for gains and losses realized in net income	280	(114)	166

Net change for the year	14,879	(6,112)	8,767
Net unrealized gains on derivative financial instruments:
Amount arising during the year	252	(13)	239
Reclassification adjustments for gains and losses realized in net income	(197)	10	(187)

Net change for the year	55	(3)	52

Other comprehensive loss	¥(22,204)	¥(2,368)	¥(24,572)

INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2011
Income Tax Disclosure Table

Income before income taxes and income taxes for the years ended March 31, 2009, 2010 and 2011 are comprised of the following components:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Income before income taxes:
Domestic	¥31,735	¥28,477	¥112,374
Foreign	24,247	32,321	59,958

Total income before income taxes	¥55,982	¥60,798	¥172,332

Income taxes:
Current income taxes:
Domestic	¥11,603	¥17,213	¥21,297
Foreign	7,324	7,232	14,447

Total current income taxes	18,927	24,445	35,744

Deferred income taxes:
Domestic	4,901	(10,089)	11,892
Foreign	(1,049)	1,009	(5,422)

Total deferred income taxes	3,852	(9,080)	6,470

Total income taxes	¥22,779	¥15,365	¥42,214

Schedule of Effective Income Tax Rate Reconciliation Table

Reconciliations between the Japanese statutory income tax rate and Kyocera’s effective income tax rate for the years ended March 31, 2009, 2010 and 2011 are as follows:

	Years ended March 31,
	2009	2010	2011
Japanese statutory income tax rate	41.0%	41.0%	41.0%
Difference in statutory tax rates of foreign subsidiaries	(7.9)	(7.7)	(5.0)
Change in valuation allowance	10.5	(1.7)	(8.1)
Tax credit for research and development expenses	(1.9)	(4.4)	(2.1)
Tax refunds related to transfer pricing adjustments	(0.6)	(0.1)	(0.0)
Uncertainty in income taxes	(0.2)	(1.6)	(2.1)
Tax rate change*	0.0	—	—
Other	(0.2)	(0.2)	0.8

Effective income tax rate	40.7%	25.3%	24.5%

*	On April 1, 2009, income tax rates for companies was changed to 17.0% in Singapore, which had no material impact on the effective income tax rate in fiscal 2009.

Components of Deferred Tax Assets and Liabilities

The components of the deferred tax assets and deferred tax liabilities at March 31, 2010 and 2011 are as follows:

	March 31,
	2010	2011
	(Yen in millions)
Deferred tax assets:
Enterprise tax	¥1,409	¥1,603
Inventories	19,742	19,545
Provision for doubtful accounts and loss on bad debts	3,376	1,394
Accrued expenses	7,955	8,220
Employee benefits	24,060	24,828
Depreciation and amortization	37,837	37,432
Securities	9,403	2,459
Net operating losses and tax credit carry forwards	28,333	19,144
Liquidation of a foreign subsidiary	3,694	3,696
Other	3,849	4,291

Total gross deferred tax assets	139,658	122,612
Valuation allowance	(40,270)	(24,687)

Net deferred tax assets	¥99,388	¥97,925

Deferred tax liabilities:
Depreciation and amortization	¥9,005	¥10,942
Deduction of foreign branch losses	1,376	850
Securities	102,786	108,885
Prepaid benefit cost	6,823	5,301
Other	1,682	3,272

Total deferred tax liabilities	¥121,672	¥129,250

Net deferred tax liabilities	¥(22,284)	¥(31,325)

Deferred Tax Assets and Liabilities

Net deferred tax assets and liabilities at March 31, 2010 and 2011 are reflected in the consolidated balance sheets under the following captions.

	March 31,
	2010	2011
	(Yen in millions)
Deferred income taxes—current assets	¥40,872	¥43,035
Other assets	12,488	17,087
Other current liabilities	(25)	(1,442)
Deferred income taxes—non-current liabilities	(75,619)	(90,005)

Net deferred tax liabilities	¥(22,284)	¥(31,325)

Schedule of Valuation Allowance Disclosure

A reconciliation of the beginning and end amount of gross valuation allowance for deferred tax asset is as follows:

	March 31,
	2009	2010	2011
	(Yen in millions)
Balance at beginning of year	¥39,780	¥43,236	¥40,270
Increase	12,874	7,034	1,226
Decrease	(9,022)	(8,905)	(15,885)
Other*	(396)	(1,095)	(924)

Balance at end of year	¥43,236	¥40,270	¥24,687

*	Other consists mainly of foreign currency translation adjustments.

Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and end amount of gross unrecognized tax benefits is as follows:

	March 31,
	2009	2010	2011
	(Yen in millions)
Balance at beginning of year	¥8,642	¥10,518	¥8,352
Increase—tax position in prior years	442	20	1,112
Increase—tax position in current year	2,269	1,800	1,936
Decrease—tax position in prior years	(835)	(1,634)	(2,517)
Settlements with taxing authorities	—	(2,336)	(2,002)
Lapse of statute of limitations	—	(16)	(7)

Balance at end of year	¥10,518	¥8,352	¥6,874

SUPPLEMENTAL EXPENSE INFORMATION (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Other Operating Cost and Expense, by Component

Supplemental expense information is as follows:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Research and development expenses	¥65,932	¥49,911	¥49,474
Advertising expenses	9,655	7,346	7,583
Shipping and handling cost included in selling, general and administrative expenses	16,411	14,140	16,883

SEGMENT REPORTING (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Entity-Wide Information by Major Customers by Reporting Segments

Kyocera’s sales to KDDI Corporation and its consolidated subsidiaries which are mainly recorded in the Telecommunications Equipment Group are as follows:

	Years ended March 31,
	2009	2010	2011
Amount of sales to KDDI Corporation and its consolidated subsidiaries (Yen in millions)	¥127,225	¥115,538	¥130,554
Ratio of amount of sale to KDDI Corporation and its consolidated subsidiaries to consolidated net sales (%)	11.3	10.8	10.3

Schedule of Segment Reporting Information, by Segment

Information by reporting segment at and for the years ended March 31, 2009, 2010 and 2011 is summarized on the following page:

Reporting segments

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Net sales:
Fine Ceramic Parts Group	¥61,730	¥53,056	¥76,269
Semiconductor Parts Group	135,137	140,507	174,687
Applied Ceramic Products Group	148,917	157,033	197,642
Electronic Device Group	231,271	199,939	242,641
Telecommunications Equipment Group	218,758	189,118	225,168
Information Equipment Group	229,297	232,365	239,916
Others	126,043	124,577	139,383
Adjustments and eliminations	(22,567)	(22,790)	(28,782)

Net sales	¥1,128,586	¥1,073,805	¥1,266,924

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Income before income taxes:
Fine Ceramic Parts Group	¥(240)	¥(788)	¥11,969
Semiconductor Parts Group	8,671	17,235	37,331
Applied Ceramic Products Group	27,469	19,858	29,049
Electronic Device Group	(4,070)	13,230	41,646
Telecommunications Equipment Group	(17,713)	(14,726)	2,121
Information Equipment Group	13,497	22,091	25,845
Others	14,106	6,769	9,651

Total operating profit	41,720	63,669	157,612
Corporate	7,632	15,665	16,882
Equity in earnings (losses) of affiliates and unconsolidated subsidiaries	6,460	(18,297)	(160)
Adjustments and eliminations	170	(239)	(2,002)

Income before income taxes	¥55,982	¥60,798	¥172,332

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Depreciation and amortization:
Fine Ceramic Parts Group	¥7,986	¥5,719	¥5,106
Semiconductor Parts Group	13,592	9,795	10,786
Applied Ceramic Products Group	11,100	10,889	13,786
Electronic Device Group	24,329	16,934	13,818
Telecommunications Equipment Group	16,946	9,452	10,172
Information Equipment Group	14,469	12,846	11,027
Others	6,407	4,925	4,767
Corporate	2,748	2,269	2,082

Total	¥97,577	¥72,829	¥71,544

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Write-down of inventories:
Fine Ceramic Parts Group	¥444	¥777	¥146
Semiconductor Parts Group	544	508	266
Applied Ceramic Products Group	702	1,916	1,000
Electronic Device Group	1,419	817	265
Telecommunications Equipment Group	4,645	4,340	2,581
Information Equipment Group	805	580	972
Others	160	269	61
Corporate	—	—	—

Total	¥8,719	¥9,207	¥5,291

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Capital expenditures:
Fine Ceramic Parts Group	¥5,405	¥1,814	¥11,319
Semiconductor Parts Group	7,199	5,998	12,998
Applied Ceramic Products Group	14,396	14,756	17,660
Electronic Device Group	15,056	5,730	12,118
Telecommunications Equipment Group	3,898	2,876	3,886
Information Equipment Group	11,865	3,471	7,437
Others	2,461	1,923	2,747
Corporate	2,775	1,301	2,515

Total	¥63,055	¥37,869	¥70,680

	March 31,
	2009	2010	2011
	(Yen in millions)
Assets by reporting segment:
Fine Ceramic Parts Group	¥45,861	¥49,430	¥57,682
Semiconductor Parts Group	79,148	100,094	111,406
Applied Ceramic Products Group	164,799	209,170	258,618
Electronic Device Group	339,616	346,844	351,432
Telecommunications Equipment Group	115,926	112,750	111,634
Information Equipment Group	251,477	250,222	247,486
Others	122,474	128,898	132,381

	1,119,301	1,197,408	1,270,639
Corporate	693,505	711,508	748,184
Investments in and advances to affiliates and unconsolidated subsidiaries	19,376	1,461	1,419
Adjustments and eliminations	(58,380)	(61,660)	(73,676)

Total assets	¥1,773,802	¥1,848,717	¥1,946,566

Schedule of Entity-Wide Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country

Information for revenue from external customers by destination and long-lived assets based on physical location as of and for the years ended March 31, 2009, 2010 and 2011 are summarized as follows:

Geographic segments

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Net sales:
Japan	¥473,387	¥470,643	¥559,883
United States of America	201,502	180,861	220,706
Asia	183,347	172,510	215,913
Europe	200,483	198,058	210,131
Others	69,867	51,733	60,291

Net sales	¥1,128,586	¥1,073,805	¥1,266,924

	March 31,
	2009	2010	2011
	(Yen in millions)
Long-lived assets:
Japan	¥190,488	¥176,884	¥185,969
United States of America	16,567	12,993	11,164
Asia	35,627	28,007	29,293
Europe	15,590	14,373	14,974
Others	7,782	7,842	6,354

Total	¥266,054	¥240,099	¥247,754

EARNINGS PER SHARE (Tables)	12 Months Ended
Mar. 31, 2011
Earnings Per Share Computation

A reconciliation of the numerators and the denominators of basic and diluted earnings per share computations are as follows:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions except per share amounts)
Net income attributable to shareholders of Kyocera Corporation	¥29,506	¥40,095	¥122,448

Basic earnings per share:
Net income attributable to shareholders of Kyocera Corporation	157.27	218.47	667.23

Diluted earnings per share:
Net income attributable to shareholders of Kyocera Corporation	157.23	218.47	667.23

	Years ended March 31,
	2009	2010	2011
	(shares in thousands)
Basic average number of shares outstanding	187,618	183,525	183,517
Dilutive effect of stock options	43	—	—
Diluted average number of shares outstanding	187,661	183,525	183,517

SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Mar. 31, 2011
Cash Flow Supplemental Table

Supplemental information related to the Consolidated Statements of Cash Flows is as follows:

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Cash paid during the year:
Interest	¥648	¥2,675	¥1,637
Income taxes	51,927	20,988	34,994
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	¥1,676	¥1,557	¥1,003
Acquisitions of businesses:
Fair value of assets acquired	¥180,951	¥8,036	¥2,475
Fair value of liabilities assumed	(118,694)	(1,780)	(608)
Noncontrolling interests	(32)	(985)	—
Cash acquired	(14,784)	(942)	(422)

Subtotal	47,441	4,329	1,445

Additional payment for acquisitions of businesses in the past years	71	386	136

Total	¥47,512	¥4,715	¥1,581

ACCOUNTING POLICIES - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Significant Accounting Policies [Line Items]
Company's consolidation policy	Investments in 20% to 50% owned companies are accounted for by the equity method, whereby Kyocera includes in net income its equity in the earnings or losses from these companies.
Percentage of weighted average cost inventory for finished goods and work in process	70.00%	70.00%
Percentage of FIFO inventory for raw materials and supplies	59.00%	57.00%
Other Current Assets
Significant Accounting Policies [Line Items]
Allowances for doubtful accounts	¥ 619	¥ 571
Investments in and Advances to Affiliates
Significant Accounting Policies [Line Items]
Allowances for doubtful accounts	229	0
Other Long-term Investments
Significant Accounting Policies [Line Items]
Allowances for doubtful accounts	100	253
Other Assets
Significant Accounting Policies [Line Items]
Allowances for doubtful accounts	¥ 1,876	¥ 2,001

Principal Estimated Useful Lives Used for Computing Depreciation (Detail)	12 Months Ended
Mar. 31, 2011 Year
Buildings
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Minimum useful life	2
Maximum useful life	50
Machinery and Equipment
Property, Plant and Equipment, Estimated Useful Lives, Lease Terms [Line Items]
Minimum useful life	2
Maximum useful life	20

Principal Estimated Useful Lives for Intangible Assets (Detail)	12 Months Ended
Mar. 31, 2011 Year
Software
Finite-Lived Intangible Assets [Line Items]
Minimum useful life	2
Maximum useful life	10
Patent
Finite-Lived Intangible Assets [Line Items]
Minimum useful life	2
Maximum useful life	12
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Minimum useful life	3
Maximum useful life	18

BUSINESS COMBINATION - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	Aug. 31, 2010 Tycom Ltd.	Oct. 29, 2010 Epson Software Engineering (Philippines) Inc.	Jul. 31, 2009 Kyocera Mita Korea Co. Ltd And Kyocera Mita Korea Document Solution Co. Ltd	Dec. 01, 2009 Allister Business Systems Inc.	Aug. 03, 2009 Net It Works Inc.	Feb. 02, 2009 TA Triumph-Adler AG	Mar. 31, 2009 TA Triumph-Adler AG	Jan. 21, 2009 TA Triumph-Adler AG	Mar. 31, 2008 SANYO Electric Co., Ltd.
Business Acquisition [Line Items]
Percentage of ownership interest	33.33%
Shares of TA acquired						14,184,810	21,372,713
Total amount of acquisition cost								¥ 8,234	¥ 47,691
Business acquisition percentage of common shares acquired		100.00%	100.00%	100.00%	67.00%		94.19%
Total amount of goodwill related to acquisition								10,725	18,456
Goodwill related to acquisition expected to be deductible for tax purposes									¥ 15,490

Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition (Detail) (TA Triumph-Adler AG, JPY ¥) In Millions	Jan. 21, 2009
TA Triumph-Adler AG
Business Acquisition [Line Items]
Current assets	¥ 27,543
Intangible assets	17,335
Other non-current assets	23,337
Total assets	68,215
Current liabilities	25,501
Non-current liabilities	41,004
Total liabilities	66,505
Noncontrolling interests	3
Total identified assets and liabilities	1,707
Purchase price	8,234
Investments in TA before the consolidation as a subsidiary	4,198
Goodwill	¥ 10,725

Summary of Intangible Assets Subject to Amortization Due to Acquisition (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 7,097
Accumulated Amortization	52,249	51,205
TA Triumph-Adler AG
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	9,491	10,055
Accumulated Amortization	2,413	1,502
TA Triumph-Adler AG | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	9,112	9,653
Accumulated Amortization	2,034	1,253
TA Triumph-Adler AG | Other Intangible Assets
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	379	402
Accumulated Amortization	379	249
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	120
Other Intangible Assets
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 299

Summary of Intangible Assets Not Subject to Amortization Due to Acquisition (Detail) (TA Triumph-Adler AG, JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Acquired Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 6,495	¥ 6,880
Trademark
Acquired Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 6,495	¥ 6,880

Estimated Aggregate Amortization Expenses for Intangible Assets Due to Acquisition of TA Triumph-Adler AG (Detail) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Expected Amortization Expense [Line Items]
2012	¥ 9,559
2013	6,544
2014	3,338
2015	2,653
2016	2,259
TA Triumph-Adler AG
Expected Amortization Expense [Line Items]
2012	904
2013	904
2014	904
2015	904
2016	¥ 904

Assets and Liabilities Recorded Based upon their Estimated Fair Values at the Date of Acquisition (Detail) (SANYO Electric Co., Ltd., JPY ¥) In Millions	Mar. 31, 2008
SANYO Electric Co., Ltd.
Business Acquisition [Line Items]
Cash and deposits	¥ 11,037
Accounts receivable	17,617
Inventory	12,731
Other current assets	7,564
Total current assets	48,949
Property, plant and equipment	16,601
Intangible assets	13,783
Other non-current assets	1,493
Total non-current assets	31,877
Total assets	80,826
Accounts payable	41,877
Other current liabilities	6,176
Total current liabilities	48,053
Non-current liabilities	3,538
Total liabilities	51,591
Total identified assets and liabilities	29,235
Purchase price	47,691
Goodwill	¥ 18,456

Intangible Assets Subject to Amortization Due to Acquisition (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 7,097
Accumulated Amortization	52,249	51,205
SANYO Electric Co., Ltd.
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	11,707	12,640
Accumulated Amortization	6,660	4,813
SANYO Electric Co., Ltd. | Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	8,796	8,796
Accumulated Amortization	5,277	3,518
SANYO Electric Co., Ltd. | Trademark
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,291	2,224
Accumulated Amortization	775	890
SANYO Electric Co., Ltd. | Patent
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,620	1,620
Accumulated Amortization	608	405
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	120
Patent
Acquired Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 3,682

Estimated Aggregate Amortization Expenses for Intangible Assets Due to Acquisition of SANYO Electric Co., Ltd. (Detail) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Expected Amortization Expense [Line Items]
2012	¥ 9,559
2013	6,544
2014	3,338
2015	2,653
2016	2,259
SANYO Electric Co., Ltd.
Expected Amortization Expense [Line Items]
2012	2,219
2013	2,219
2014	203
2015	203
2016	¥ 203

Acquisition of all Operations and Related Assets, or all of Capital Stock of Five Sales Companies of Information Equipment (Detail)	12 Months Ended
Mar. 31, 2011
Internetworking Innovations, Inc.
Business Acquisition [Line Items]
Date of acquisition	2008-05-30
Velocity Imaging Products, Inc.
Business Acquisition [Line Items]
Date of acquisition	2008-07-01
Duplitron Massachusetts, Inc.
Business Acquisition [Line Items]
Date of acquisition	2008-10-01
Duplitron New Jersey, Inc.
Business Acquisition [Line Items]
Date of acquisition	2008-10-01
One Stop Business Centers, Inc.
Business Acquisition [Line Items]
Date of acquisition	2008-12-30

Gross Unrealized Gains on Equity Securities (Detail) (KDDI, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
KDDI
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gross unrealized gains on shares of KDDI	¥ 45,893	¥ 28,140

Other-than-temporary Loss on Debt and Equity Securities (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Trading Securities and Other Trading Assets [Line Items]
Other-than-temporary loss on debt and equity securities	¥ 341	¥ 217	¥ 7,141

INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS - Additional Information (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Available-for-sale Securities [Line Items]
Losses on impairment of securities	¥ 341	¥ 217	¥ 7,141
Available-for-sale securities in unrealized loss positions	2,620	982
Mitsubishi UFJ Financial Group, Inc.
Schedule of Available-for-sale Securities [Line Items]
Losses on impairment of securities			¥ 3,935

Summary of Investments in Debt and Equity Securities (Detail) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	¥ 366,243	[1]	¥ 341,849	[1]
Aggregate Fair Value	421,146		381,872
Gross Unrealized Gains	57,678		41,130
Gross Unrealized Losses	2,775		1,107
Available-for-sale Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	295,778	[1]	293,762	[1]
Aggregate Fair Value	350,622		333,681
Gross Unrealized Gains	57,464		40,901
Gross Unrealized Losses	2,620		982
Available-for-sale Securities | Marketable Equity Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	271,874	[1]	270,494	[1]
Aggregate Fair Value	327,684		310,654
Gross Unrealized Gains	57,151		40,329
Gross Unrealized Losses	1,341		169
Available-for-sale Securities | Investment Trusts
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	3,454	[1]	3,346	[1]
Aggregate Fair Value	3,590		3,809
Gross Unrealized Gains	225		463
Gross Unrealized Losses	89
Available-for-sale Securities | Equity Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	275,328	[1]	273,840	[1]
Aggregate Fair Value	331,274		314,463
Gross Unrealized Gains	57,376		40,792
Gross Unrealized Losses	1,430		169
Available-for-sale Securities | Corporate Bonds
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	5,122	[1]	6,659	[1]
Aggregate Fair Value	4,395		6,221
Gross Unrealized Gains	37		66
Gross Unrealized Losses	764		504
Available-for-sale Securities | Hybrid Financial Instruments
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	11,976	[1]	9,867	[1]
Aggregate Fair Value	11,976		9,867
Available-for-sale Securities | Government Bonds and Public Bonds
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	2,789	[1]	2,230	[1]
Aggregate Fair Value	2,423		1,999
Gross Unrealized Gains	19		8
Gross Unrealized Losses	385		239
Available-for-sale Securities | Other Debt Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	563	[1]	1,166	[1]
Aggregate Fair Value	554		1,131
Gross Unrealized Gains	32		35
Gross Unrealized Losses	41		70
Available-for-sale Securities | Debt Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	20,450	[1]	19,922	[1]
Aggregate Fair Value	19,348		19,218
Gross Unrealized Gains	88		109
Gross Unrealized Losses	1,190		813
Held-to-maturity Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	70,465	[1]	48,087	[1]
Aggregate Fair Value	70,524		48,191
Gross Unrealized Gains	214		229
Gross Unrealized Losses	155		125
Held-to-maturity Securities | Corporate Bonds
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	51,901	[1]	23,904	[1]
Aggregate Fair Value	52,035		24,018
Gross Unrealized Gains	208		194
Gross Unrealized Losses	74		80
Held-to-maturity Securities | Government Bonds and Public Bonds
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	18,264	[1]	24,183	[1]
Aggregate Fair Value	18,189		24,173
Gross Unrealized Gains	6		35
Gross Unrealized Losses	81		45
Held-to-maturity Securities | Other Debt Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Cost	300	[1]
Aggregate Fair Value	300
Gross Unrealized Gains	¥ 0

[1]	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.

Summary of Contractual Maturities of Available-for-sale and Held-to-maturity Securities (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Available-for-Sale Cost
Due within 1 year	¥ 12,903	[1]
Due after 1 year to 5 years	6,484	[1]
Due after 5 years	1,063	[1]
Equity securities	275,328	[1]
Available for Sale Securities, Acquisition Cost, Total	295,778	[1]
Available-for-Sale Aggregate Fair Value
Due within 1 year	12,834
Due after 1 year to 5 years	5,584
Due after 5 years	930
Equity securities	331,274
Available-for-sale Securities, Total	350,622
Held-to-Maturity Cost
Due within 1 year	31,178	[1]
Due after 1 year to 5 years	39,287	[1]
Due after 5 years		[1]
Held-to-maturity Securities, Total	70,465	[1]
Held-to-Maturity Aggregate Fair Value
Due within 1 year	31,220
Due after 1 year to 5 years	39,304
Due after 5 years
Held-to-maturity Securities, Fair Value, Total	¥ 70,524

[1]	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.

Proceeds from Sales of Available-for-sale Securities and Related Gross Realized Gains and Losses (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Other Investment Not Readily Marketable [Line Items]
Proceeds from sales of available-for-sale securities	¥ 8,500	¥ 11,375	¥ 17,028
Gross realized gains	608	746	951
Gross realized losses	¥ 445	¥ 875	¥ 3,875

Kyocera's Available-for-sale Securities Classified by Length of Unrealized Loss Position (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	¥ 9,358	¥ 1,430
Gross Unrealized Losses within 1 year	1,523	202
Aggregate Fair Value over 1 year	4,168	5,423
Gross Unrealized Losses over 1 year	1,097	780
Total Aggregate Fair Value	13,526	6,853
Total Gross Unrealized Losses	2,620	982
Marketable Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	7,170	1,125
Gross Unrealized Losses within 1 year	1,338	169
Aggregate Fair Value over 1 year	7
Gross Unrealized Losses over 1 year	3
Total Aggregate Fair Value	7,177	1,125
Total Gross Unrealized Losses	1,341	169
Corporate Bonds
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	902	15
Gross Unrealized Losses within 1 year	76	3
Aggregate Fair Value over 1 year	2,501	3,456
Gross Unrealized Losses over 1 year	688	501
Total Aggregate Fair Value	3,403	3,471
Total Gross Unrealized Losses	764	504
Government Bonds and Public Bonds
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	151	198
Gross Unrealized Losses within 1 year	14	2
Aggregate Fair Value over 1 year	1,250	1,251
Gross Unrealized Losses over 1 year	371	237
Total Aggregate Fair Value	1,401	1,449
Total Gross Unrealized Losses	385	239
Other Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	10	92
Gross Unrealized Losses within 1 year	6	28
Aggregate Fair Value over 1 year	410	716
Gross Unrealized Losses over 1 year	35	42
Total Aggregate Fair Value	420	808
Total Gross Unrealized Losses	41	70
Investment Trusts
Schedule of Available-for-sale Securities [Line Items]
Aggregate Fair Value within 1 year	1,125
Gross Unrealized Losses within 1 year	89
Total Aggregate Fair Value	1,125
Total Gross Unrealized Losses	¥ 89

Summary of Carrying Amounts of Other Investments (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Time deposits and certificates of deposits (due over 3 months)	¥ 201,879	¥ 200,482
Non-marketable equity securities	15,376	10,263
Long-term loans	147	202
Total	¥ 217,402	¥ 210,947

Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	¥ 350,960	¥ 334,441
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	334,787	319,699
Level 1 | Current Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	630	916
Level 1 | Current Assets | Corporate Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	630	721
Level 1 | Current Assets | Government Bonds and Public Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities		195
Level 1 | Current Assets | Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	630	916
Level 1 | Noncurrent Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	334,157	318,783
Level 1 | Noncurrent Assets | Corporate Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	3,719	5,225
Level 1 | Noncurrent Assets | Government Bonds and Public Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	2,423	1,804
Level 1 | Noncurrent Assets | Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	6,142	7,029
Level 1 | Noncurrent Assets | Marketable Equity Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	327,684	310,654
Level 1 | Noncurrent Assets | Investment Trusts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	331	1,100
Level 1 | Noncurrent Assets | Equity Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	328,015	311,754
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	16,079	14,709
Level 2 | Current Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative assets	338	760
Total assets	12,506	1,647
Level 2 | Current Assets | Corporate Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	12	158
Level 2 | Current Assets | Hybrid Financial Instruments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	11,976
Level 2 | Current Assets | Other Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	180	729
Level 2 | Current Assets | Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	12,168	887
Level 2 | Current Assets | Foreign Currency Forward Contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative assets	331	760
Level 2 | Current Assets | Currency Swaps
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative assets	7
Level 2 | Noncurrent Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	3,573	13,062
Level 2 | Noncurrent Assets | Corporate Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	19	87
Level 2 | Noncurrent Assets | Hybrid Financial Instruments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities		9,867
Level 2 | Noncurrent Assets | Other Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	295	399
Level 2 | Noncurrent Assets | Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	314	10,353
Level 2 | Noncurrent Assets | Investment Trusts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	3,259	2,709
Level 2 | Noncurrent Assets | Equity Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	3,259	2,709
Level 2 | Current Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative liabilities	3,646	1,037
Total current liabilities	3,646	1,037
Level 2 | Current Liabilities | Foreign Currency Forward Contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative liabilities	3,626	984
Level 2 | Current Liabilities | Currency Swaps
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative liabilities		9
Level 2 | Current Liabilities | Interest Rate Swaps
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative liabilities	20	44
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	94	33
Level 3 | Current Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	36	21
Level 3 | Current Assets | Corporate Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	6	19
Level 3 | Current Assets | Other Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	30	2
Level 3 | Current Assets | Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	36	21
Level 3 | Noncurrent Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	58	12
Level 3 | Noncurrent Assets | Corporate Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	9	11
Level 3 | Noncurrent Assets | Other Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	49	1
Level 3 | Noncurrent Assets | Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	58	12
Current Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative assets	338	760
Total assets	13,172	2,584
Current Assets | Corporate Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	648	898
Current Assets | Hybrid Financial Instruments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	11,976
Current Assets | Government Bonds and Public Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities		195
Current Assets | Other Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	210	731
Current Assets | Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	12,834	1,824
Current Assets | Foreign Currency Forward Contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative assets	331	760
Current Assets | Currency Swaps
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative assets	7
Noncurrent Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total assets	337,788	331,857
Noncurrent Assets | Corporate Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	3,747	5,323
Noncurrent Assets | Hybrid Financial Instruments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities		9,867
Noncurrent Assets | Government Bonds and Public Bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	2,423	1,804
Noncurrent Assets | Other Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	344	400
Noncurrent Assets | Debt Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	6,514	17,394
Noncurrent Assets | Marketable Equity Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	327,684	310,654
Noncurrent Assets | Investment Trusts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	3,590	3,809
Noncurrent Assets | Equity Securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value securities	331,274	314,463
Current Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative liabilities	3,646	1,037
Total current liabilities	3,646	1,037
Current Liabilities | Foreign Currency Forward Contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative liabilities	3,626	984
Current Liabilities | Currency Swaps
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative liabilities		9
Current Liabilities | Interest Rate Swaps
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of derivative liabilities	¥ 20	¥ 44

Gains on Hybrid Financial Instruments which were Recorded in Other, net on the Consolidated Statements of Income (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gains on Hybrid financial instruments	¥ 109	¥ 254	¥ 3

Information about Level 3 Corporate Bond and Other Debt Securities Measured at Fair Value on Recurring Basis (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	¥ 33	¥ 696	¥ 1,436
Total gains or losses (realized /unrealized)
Included in earnings	(9)	(30)	(262)
Included in other comprehensive income	(7)	71	(132)
Purchase, issuance, and settlements		(457)	(859)
Transfer in and/or out of Level 3	77	(247)	513
Balance at end of period	¥ 94	¥ 33	¥ 696

Financial Assets that Were Measured and Recorded at Fair Value on a Non Recurring Basis (Detail) (JPY ¥) In Millions	12 Months Ended						12 Months Ended					3 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2011 Level 3	Mar. 31, 2010 Level 3	Mar. 31, 2009 Level 3	Mar. 31, 2011 Non-marketable Equity Securities	Mar. 31, 2010 Non-marketable Equity Securities	Mar. 31, 2009 Non-marketable Equity Securities	Mar. 31, 2010 Level 1	Mar. 31, 2010 Level 2	Dec. 31, 2009 WILLCOM, Inc.	Mar. 31, 2010 WILLCOM, Inc.
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Investment in WILLCOM, Inc.
Property, plant and equipment	42	400		42	400
Non-marketable equity securities	0	11	57	0	11	57
Goodwill
Losses on impairment of securities (Notes 3 and 4)	(341)	(217)	(7,141)				(3)	(26)	(266)			(19,987)	(19,987)
Losses on impairment of property, plant and equipment	(712)	(597)	(2,730)
Impairment of goodwill		¥ (22)	¥ (3,457)

FAIR VALUE - Additional Information (Detail) (JPY ¥) In Millions	12 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Dec. 31, 2009 WILLCOM, Inc.	Mar. 31, 2010 WILLCOM, Inc.	Mar. 31, 2011 Non-marketable Equity Securities	Mar. 31, 2010 Non-marketable Equity Securities	Mar. 31, 2009 Non-marketable Equity Securities
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Financial Statement Captions [Line Items]
Impairment loss	¥ 341	¥ 217	¥ 7,141	¥ 19,987	¥ 19,987	¥ 3	¥ 26	¥ 266
Losses on impairment of property, plant and equipment	712	597	2,730
Goodwill impairment charge		¥ 22	¥ 3,457

Fair Values of Financial Instruments and Methods and Assumptions Used to Estimate Fair Value (Detail) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Assets:
Short-term investments in debt securities	¥ 44,012		¥ 11,644
Long-term investments in debt and equity securities	377,075		370,124
Other long-term investments	15,585		10,534
Carrying Amount
Assets:
Short-term investments in debt securities	44,012	[1]	11,644	[1]
Long-term investments in debt and equity securities	377,075	[1]	370,124	[1]
Other long-term investments	15,585	[1]	10,534	[1]
Total	436,672	[1]	392,302	[1]
Liabilities:
Long-term debt (including due within one year)	35,225	[2]	42,523	[2]
Total	35,225	[2]	42,523	[2]
Fair Value
Assets:
Short-term investments in debt securities	44,054	[1]	11,662	[1]
Long-term investments in debt and equity securities	377,092	[1]	370,210	[1]
Other long-term investments	15,585	[1]	10,534	[1]
Total	436,731	[1]	392,406	[1]
Liabilities:
Long-term debt (including due within one year)	35,332	[2]	42,710	[2]
Total	¥ 35,332	[2]	¥ 42,710	[2]

[1]	The fair value is based on quoted market prices. It was not practicable to estimate the fair value of non-marketable equity securities because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2010 and 2011 were ¥10,252 million and ¥15,363 million, respectively.
[2]	The fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities.

Fair Values of Financial Instruments and Methods and Assumptions Used to Estimate Fair Value (Parenthetical) (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregated fair value estimate not practicable investments	¥ 15,363	¥ 10,252

Inventories (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Inventory Disclosure [Line Items]
Finished goods	¥ 111,487	¥ 83,444
Work in process	47,388	41,409
Raw materials and supplies	74,024	52,508
Inventories (Note 5)	¥ 232,899	¥ 177,361

Changes in Valuation Allowances (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	¥ 6,796		¥ 7,687		¥ 6,315
Charged to Costs or Expenses	7,443		5,737		7,782
Charged (Credited) to Other Accounts	(375)	[1]	(69)	[1]	879	[1]
Charge-offs	(6,245)		(6,559)		(7,289)
Balance at End of Year	7,619		6,796		7,687
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	4,541		5,532		3,880
Charged to Costs or Expenses	1,507		826		1,604
Charged (Credited) to Other Accounts	(30)	[1]	31	[1]	879	[1]
Charge-offs	(804)		(1,848)		(831)
Balance at End of Year	5,214		4,541		5,532
Allowance for Sales Returns
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	2,255		2,155		2,435
Charged to Costs or Expenses	5,936		4,911		6,178
Charged (Credited) to Other Accounts	(345)	[1]	(100)	[1]	0	[1]
Charge-offs	(5,441)		(4,711)		(6,458)
Balance at End of Year	¥ 2,405		¥ 2,255		¥ 2,155

[1]	Foreign currency translation adjustments and the increase by business combination.

INVESTMENTS IN AND ADVANCES TO AFFILIATES - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2009 TA Triumph-Adler AG	Jan. 21, 2009 TA Triumph-Adler AG	Mar. 31, 2010 WILLCOM, Inc.	Mar. 31, 2011 WILLCOM, Inc.	Mar. 31, 2011 WILLCOM, Inc. Telecommunications Equipment Group	Mar. 31, 2010 WILLCOM, Inc. Telecommunications Equipment Group
Schedule of Equity Method Investments [Line Items]
Percentage of ownership interest					30.00%		30.00%
Percentage of ownership interest				94.19%
Impairment loss	¥ 341	¥ 217	¥ 7,141			¥ 19,987
Bad debt loss on receivables	¥ 2,039	¥ 9,389	¥ 671					¥ 708	¥ 8,961

Balance Sheet Data Resulting from Related Party Transactions with Affiliates, Accounted for by Equity Method (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Schedule of Equity Method Investments [Line Items]
Kyocera's investments in and advances to affiliates	¥ 1,219	¥ 1,261
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Kyocera's investments in and advances to affiliates	671	670
Kyocera's trade receivables from affiliates	¥ 132	¥ 116

Income Statement Data Resulting from Related Party Transactions with Affiliates, Accounted for by Equity Method (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Equity Method Investments [Line Items]
Kyocera's equity in earnings of affiliates	¥ 83	¥ (18,150)	¥ 6,467
Kyocera's sales to affiliates	¥ 314	¥ 18,617	¥ 36,791

LEASE RECEIVABLES - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2010
Leases Disclosure [Line Items]
Capital lease receivables	¥ 34,369	¥ 37,033
Minimum
Leases Disclosure [Line Items]
Lease receivable terms (in years)	1
Maximum
Leases Disclosure [Line Items]
Lease receivable terms (in years)	7
TA Triumph-Adler AG
Leases Disclosure [Line Items]
Capital lease receivables	¥ 31,719	¥ 34,807

Lease Receivables Included in Other Current Assets and Other Assets in Accompanying Consolidated Balance Sheets (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Leases Disclosure [Line Items]
Total minimum lease payments receivable	¥ 35,963	¥ 39,308
Unguaranteed residual values	1,975	2,297
Unearned income	(3,056)	(3,977)
Executory costs	(20)	(24)
Capital Leases, Net Investment in Sales Type Leases Gross, Total	34,862	37,604
Less, allowance for doubtful receivables	(493)	(571)	(541)
Capital Leases, Net Investment in Sales Type Leases, Total	34,369	37,033
Less, portion due within one year	(11,739)	(11,307)
Total	¥ 22,630	¥ 25,726

Reconciliation of Allowance for Doubtful Accounts Related to Lease Receivables (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Leases Disclosure [Line Items]
Balance at beginning of year	¥ 571		¥ 541
Charged to costs or expenses, or charge-off	(44)		53		92
Others	(34)	[1]	(23)	[1]	449	[1]
Balance at end of year	¥ 493		¥ 571		¥ 541

[1]	Others consist mainly of foreign currency translation and business acquisitions during the year.

Future Minimum Lease Payments to be Received Under Financing Leases for Future Years (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Leases Disclosure [Line Items]
2012	¥ 13,053
2013	9,376
2014	6,919
2015	4,537
2016	1,766
2017 and thereafter	312
Total	¥ 35,963

Intangible Assets Subject to Amortization (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 85,091	¥ 90,754
Accumulated Amortization	52,249	51,205
Software
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	30,409	33,702
Accumulated Amortization	21,696	23,425
Patent
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	19,185	18,227
Accumulated Amortization	15,310	15,015
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	25,726	26,959
Accumulated Amortization	9,053	6,078
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	9,771	11,866
Accumulated Amortization	¥ 6,190	¥ 6,687

Intangible Assets Not Subject to Amortization (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Indefinite-lived Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	¥ 9,318	¥ 10,044
Trademark
Indefinite-lived Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	9,317	10,042
Other Intangible Assets
Indefinite-lived Intangible Assets by Major Class [Line Items]
Gross Carrying Amount	¥ 1	¥ 2

Intangible Assets Subject To Amortization Acquired (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 7,097
Software
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	2,996
Patent
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	3,682
Customer Relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	120
Other Intangible Assets
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets subject to amortization acquired	¥ 299

GOODWILL AND OTHER INTANGIBLE ASSETS - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization of intangible assets	¥ 11,410	¥ 11,888	¥ 13,532
Goodwill acquired during the year	42	1,538
Goodwill amount at carrying value	64,701	67,602	63,226
Software
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	3
Patent
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	3
Customer Relationships
Goodwill and Intangible Assets Disclosure [Line Items]
Weighted average amortization periods	5
Telecommunications Equipment Group
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill amount at carrying value	¥ 18,456	¥ 18,456	¥ 18,456
Goodwill impairment test, fair value in excess of carrying amount, percentage	0.20%
Goodwill impairment test, fair value assumptions, weighted average cost of capital	8.50%
Goodwill impairment test, fair value assumptions, growth rate	0.00%

Estimated Aggregate Amortization Expenses for Intangible Assets for the Next Five Years (Detail) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Expected Amortization Expense [Line Items]
2012	¥ 9,559
2013	6,544
2014	3,338
2015	2,653
2016	¥ 2,259

Changes in Amounts of Goodwill by Reporting Segment (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Goodwill [Line Items]
Goodwill	¥ 75,734	¥ 71,336
Accumulated impairment losses	(8,132)	(8,110)
Beginning Balance	67,602	63,226
Goodwill acquired during the year	42	1,538
Impairment of goodwill		(22)	(3,457)
Translation adjustments and reclassification to other accounts	(2,943)	2,860
Goodwill	72,833	75,734	71,336
Accumulated impairment losses	(8,132)	(8,132)	(8,110)
Ending Balance	64,701	67,602	63,226
Fine Ceramic Parts Group
Goodwill [Line Items]
Goodwill	100	100	100
Ending Balance	100	100	100
Semiconductor Parts Group
Goodwill [Line Items]
Goodwill	1,309	912
Beginning Balance	1,309	912
Translation adjustments and reclassification to other accounts	(43)	397
Goodwill	1,266	1,309
Ending Balance	1,266	1,309
Applied Ceramic Products Group
Goodwill [Line Items]
Goodwill	8,692	9,241
Accumulated impairment losses	(5,415)	(5,415)
Beginning Balance	3,277	3,826
Translation adjustments and reclassification to other accounts	(336)	(549)
Goodwill	8,356	8,692
Accumulated impairment losses	(5,415)	(5,415)
Ending Balance	2,941	3,277
Electronic Device Group
Goodwill [Line Items]
Goodwill	28,517	29,358
Beginning Balance	28,517	29,358
Translation adjustments and reclassification to other accounts	(1,649)	(841)
Goodwill	26,868	28,517
Ending Balance	26,868	28,517
Telecommunications Equipment Group
Goodwill [Line Items]
Goodwill	18,456	18,456	18,456
Ending Balance	18,456	18,456	18,456
Information Equipment Group
Goodwill [Line Items]
Goodwill	14,064	9,129
Accumulated impairment losses	(22)
Beginning Balance	14,042	9,129
Goodwill acquired during the year	42	1,082
Impairment of goodwill		(22)
Translation adjustments and reclassification to other accounts	(914)	3,853
Goodwill	13,192	14,064
Accumulated impairment losses	(22)	(22)
Ending Balance	13,170	14,042
Others
Goodwill [Line Items]
Goodwill	4,596	4,140
Accumulated impairment losses	(2,695)	(2,695)
Beginning Balance	1,901	1,445
Goodwill acquired during the year		456
Translation adjustments and reclassification to other accounts	(1)
Goodwill	4,595	4,596
Accumulated impairment losses	(2,695)	(2,695)
Ending Balance	¥ 1,900	¥ 1,901

Short-Term Borrowings (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2010
Short-term Debt [Line Items]
Average interest rates on loans from banks	0.66%	1.49%
Short-term borrowings	¥ 7,852	¥ 4,073
Secured
Short-term Debt [Line Items]
Short-term borrowings	171	243
Unsecured
Short-term Debt [Line Items]
Short-term borrowings	¥ 7,681	¥ 3,830

Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2011	Mar. 31, 2010
Debt Disclosure [Line Items]
Secured	¥ 33,138	¥ 37,713
Unsecured	2,087	4,810
Long-term Debt, Total	35,225	42,523
Less, portion due within one year	(10,687)	(13,456)
Long-term debt (Notes 4 and 10)	¥ 24,538	¥ 29,067
Lower Limit
Debt Disclosure [Line Items]
Range of interest rates on loans from banks and others	0.20%	0.20%
Upper Limit
Debt Disclosure [Line Items]
Range of interest rates on loans from banks and others	11.60%	11.60%

Aggregate Maturities of Long-Term Debt (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Debt Disclosure [Line Items]
2013	¥ 10,874
2014	6,822
2015	4,379
2016	1,800
2017 and thereafter	663
Long-term debt (Notes 4 and 10)	¥ 24,538	¥ 29,067

Assets Pledged as Collateral of Property, Plant and Equipment, Net of Accumulated Depreciation and Intangible Assets for Loans (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Property, plant and equipment, net of accumulated depreciation
Debt Disclosure [Line Items]
Assets Pledged as Collateral	¥ 1,893	¥ 5,005
Intangible assets
Debt Disclosure [Line Items]
Assets Pledged as Collateral	¥ 1,770	¥ 1,875

SHORT-TERM BORROWINGS AND LONG-TERM DEBT - Additional Information (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Debt Disclosure [Line Items]
Capital lease receivables, accounted for the cash received as a secured borrowing	¥ 34,369	¥ 37,033
TA Triumph-Adler AG
Debt Disclosure [Line Items]
Capital lease receivables, accounted for the cash received as a secured borrowing	¥ 31,719	¥ 34,807

BENEFIT PLANS - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended									12 Months Ended
	Mar. 31, 2009	Mar. 31, 2009 Retained Earnings	Mar. 31, 2009 Accumulated Other Comprehensive Income	Mar. 31, 2011 Domestic	Mar. 31, 2011 Domestic Life Insurance Company General Account	Mar. 31, 2011 Domestic Securities (Assets)	Mar. 31, 2011 Domestic Trust Accounts	Mar. 31, 2011 Domestic Cash and Cash Equivalents	Mar. 31, 2011 Foreign	Mar. 31, 2011 Foreign KII	Mar. 31, 2011 Foreign AVX United State	Mar. 31, 2011 Foreign AVX Foreign
Defined Benefit Plan Disclosure [Line Items]
Application of ASC 715 to opening balance	¥ (966)	¥ (522)	¥ (418)
Description of defined benefit payment				At March 31, 2011, Kyocera Corporation and its major domestic subsidiaries sponsor funded defined benefit pension plans or unfunded retirement and severance plans for their employees. They use a “point system” whereby benefits under the plan are calculated according to (i) accumulated “points” that are earned based on employees’ position, extent of contribution and length of service period during employment, and (ii) conditions at the time of retirement. In addition, employees were provided an option to receive lifetime pension payments for 50% of their retirement payment and 50% of pension payments for 20 years in maximum.
Plan assets investment classification					60.00%	20.00%	15.00%	5.00%
Estimated future contribution				¥ 8,847					¥ 1,107
Allocation of equity securities for defined benefit plans Lower Limit										70.00%
Allocation of equity securities for defined benefit plans Upper Limit										80.00%
Allocation of debt securities for defined benefit plans Lower Limit										20.00%
Allocation of debt securities for defined benefit plans Upper Limit										30.00%
Allocation of equity for defined benefit plans											40.00%	60.00%
Allocation of fixed income for defined benefit plans											60.00%	40.00%

Funded Status of Benefit Plans at Kyocera Corporation and Its Major Domestic Subsidiaries (Detail) (Domestic, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Domestic
Change in projected benefit obligations:
Benefit obligations at beginning of year	¥ 134,592	¥ 134,374
Service cost	8,662	8,805
Interest cost	2,637	2,301
Actuarial (gain) loss	4,935	(5,126)
Benefits paid	(5,385)	(5,762)
Business combination	366
Benefit obligations at end of year	145,807	134,592
Change in plan assets:
Balance at beginning of year	143,984	135,472
Actual return on plan assets	2,569	5,430
Employer contribution	9,005	8,767
Benefits paid	(5,332)	(5,685)
Balance at end of year	150,226	143,984
Funded status	¥ 4,419	¥ 9,392

Amounts Recognized in the Consolidated Balance Sheets (Detail) (Domestic, JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Domestic
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	¥ 13,437	¥ 17,337
Accrued benefit liability	(9,018)	(7,945)
Net amount recognized	¥ 4,419	¥ 9,392

Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (Domestic, JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Domestic
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	¥ 37,264	¥ 41,593
Actuarial loss	(36,737)	(31,888)
Accumulated other comprehensive income (loss)	¥ 527	¥ 9,705

Accumulated Benefit Obligation and Pension Plans with an Accumulated Benefit Obligation in Excess of Plan Assets (Detail) (Domestic, JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Domestic
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	¥ 145,311	¥ 134,146
Projected benefit obligation	21,528	19,578
Accumulated benefit obligation	21,031	19,132
Fair value of plan assets	¥ 12,510	¥ 11,633

Net Periodic Pension Costs at Kyocera Corporation and Its Major Domestic Subsidiaries (Detail) (Domestic, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Domestic
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 8,662	¥ 8,805	¥ 9,842
Interest cost	2,637	2,301	2,887
Expected return on plan assets	(3,255)	(3,054)	(3,549)
Amortization of transition obligation			111
Amortization of prior service cost	(4,329)	(4,327)	(5,265)
Recognized actuarial loss	772	1,174	1,106
Net periodic pension costs	¥ 4,487	¥ 4,899	¥ 5,132

Changes in Other Comprehensive Income (Loss) at Kyocera Corporation and Its Major Domestic Subsidiaries (Detail) (Domestic, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Domestic
Defined Benefit Plan Disclosure [Line Items]
Prior service cost due to plan amendments			¥ (19)
Net actuarial (loss) gain incurred during the year	(5,621)	7,502	(12,742)
Amortization of transition obligation			111
Amortization of prior service cost	(4,329)	(4,327)	(5,265)
Recognized actuarial loss	772	1,174	1,106
Net change for the year	¥ (9,178)	¥ 4,349	¥ (16,809)

Prior Service Cost and Actuarial Loss Expected to be Amortized at Kyocera Corporation and Its Major Domestic Subsidiaries (Detail) (Domestic, JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Domestic
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	¥ (4,329)
Recognized actuarial loss	¥ 1,139

Assumptions Used to Determine Projected Benefit Obligations at Kyocera Corporation and Its Major Domestic Subsidiaries (Detail) (Domestic)	Mar. 31, 2011	Mar. 31, 2010
Lower Limit
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	1.00%	1.00%
Upper Limit
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	1.75%	2.00%

Assumptions Used to Determine Net Periodic Pension Costs (Detail) (Domestic)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Lower Limit
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	1.00%	1.25%	1.75%
Expected long-term rate of return on plan assets (%)	2.00%	2.00%	1.25%
Upper Limit
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	2.00%	2.00%	2.00%
Expected long-term rate of return on plan assets (%)	2.20%	2.20%	2.20%

Plan Assets Categories at Kyocera Corporation and Its Major Domestic Subsidiaries (Detail) (Domestic, JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 150,226		¥ 143,984		¥ 135,472
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	23,296		24,633
Level 1 | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,774		2,561
Level 1 | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	7,366		5,731
Level 1 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	9,512		5,374
Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	4,644		10,967
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	125,481		117,783
Level 2 | Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	11,598	[1]	10,583	[1]
Level 2 | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	2,830	[2]	2,596	[2]
Level 2 | Other Investment Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	2,211	[3]	4,483	[3]
Level 2 | Other Investment International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	7,455	[4]	5,078	[4]
Level 2 | Debt Long/Short
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	11,522	[5]	11,130	[5]
Level 2 | Life Insurance Company General Account
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	87,633		81,738
Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	2,232		2,175
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,449		1,568		1,465
Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,449		1,568
Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,774		2,561
International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	7,366		5,731
Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	11,598	[1]	10,583	[1]
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	9,512		5,374
Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	2,830	[2]	2,596	[2]
Other Investment Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	2,211	[3]	4,483	[3]
Other Investment International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	7,455	[4]	5,078	[4]
Debt Long/Short
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	11,522	[5]	11,130	[5]
Life Insurance Company General Account
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	87,633		81,738
Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	3,681		3,743
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 4,644		¥ 10,967

[1]	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
[2]	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
[3]	This category includes trust funds that mainly invest both long and short in equity securities that are listed on domestic securities exchanges.
[4]	This category includes trust funds that mainly invest both long and short in equity securities that are listed on international securities exchanges.
[5]	This category includes trust funds that mainly invest both long and short in government bonds.

Information about Level 3 Assets Measured at Fair Value on Recurring Basis (Detail) (Domestic, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011 Level 3	Mar. 31, 2010 Level 3	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	¥ 1,568	¥ 1,465	¥ 150,226	¥ 143,984	¥ 135,472
Actual return on plan assets:
Relating to assets still held at end of year	53	87
Relating to assets sold during the year	(11)	50
Purchases, sales and settlements	(161)	(34)
Balance at end of year	¥ 1,449	¥ 1,568	¥ 150,226	¥ 143,984	¥ 135,472

Estimated Future Benefit Payments at Kyocera Corporation and Its Major Domestic Subsidiaries (Detail) (Domestic, JPY ¥) In Millions	Mar. 31, 2011
Domestic
Defined Benefit Plan Disclosure [Line Items]
2012	¥ 5,811
2013	5,833
2014	6,305
2015	6,766
2016	7,159
2017 to 2021	¥ 44,899

Funded Status of Plans at KII, AVX and TA (Detail) (Foreign, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Foreign
Change in benefit obligations:
Benefit obligations at beginning of year	¥ 38,903	¥ 35,122
Service cost	311	297
Interest cost	1,886	2,123
Plan participants' contributions	11	25
Actuarial (gain) loss	(298)	5,043
Benefits paid	(2,078)	(2,329)
Foreign exchange adjustment	(2,755)	(1,296)
Other	(26)	(82)
Benefit obligations at end of year	35,954	38,903
Change in plan assets:
Balance at beginning of year	16,965	13,263
Actual return on plan assets	1,700	3,996
Employer contribution	1,784	1,187
Plan participants' contributions	11	25
Benefits paid	(997)	(1,063)
Foreign exchange adjustment	(1,427)	(412)
Other expenses	(26)	(31)
Balance at end of year	18,010	16,965
Funded status	¥ (17,944)	¥ (21,938)

Amounts Recognized in Consolidated Balance Sheets (Detail) (Foreign, JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Foreign
Defined Benefit Plan Disclosure [Line Items]
Prepaid benefit cost	¥ 174
Accrued benefit liability	(18,118)	(21,938)
Net amount recognized	¥ (17,944)	¥ (21,938)

Amount Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) (Foreign, JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Foreign
Defined Benefit Plan Disclosure [Line Items]
Prior service cost	¥ (79)	¥ (99)
Actuarial loss	(5,639)	(7,168)
Accumulated other comprehensive income (loss)	¥ (5,718)	¥ (7,267)

Accumulated Benefit Obligation at End of Year (Detail) (Foreign, JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Foreign
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	¥ 35,101	¥ 37,924

Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets (Detail) (Foreign, JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Foreign
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	¥ 33,252	¥ 38,903
Accumulated benefit obligation	32,399	37,924
Fair value of plan assets	¥ 15,133	¥ 16,965

Net Periodic Pension Costs at KII, AVX and TA (Detail) (Foreign, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Foreign
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 311	¥ 297	¥ 453
Interest cost	1,886	2,123	1,768
Expected return on plan assets	(1,210)	(988)	(1,684)
Amortization of prior service cost	9	9	13
Recognized actuarial loss	250	283	102
Net periodic pension costs	¥ 1,246	¥ 1,724	¥ 652

Changes in Other Comprehensive Income (Loss) at KII, AVX and TA (Detail) (Foreign, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Foreign
Defined Benefit Plan Disclosure [Line Items]
Net actuarial (loss) gain incurred during the year	¥ 788	¥ (2,035)	¥ (4,149)
Amortization of prior service cost	9	9	13
Recognized actuarial loss	250	283	102
Net change for the year	¥ 1,047	¥ (1,743)	¥ (4,034)

Prior Service Cost and Actuarial Loss Expected to be Amortized at KII, AVX and TA (Detail) (Foreign, JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Foreign
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service cost	¥ 9
Recognized actuarial loss	¥ 226

Assumptions Used to Determine Projected Benefit Obligations of Plans at KII, AVX and TAAG (Detail) (Foreign)	Mar. 31, 2011	Mar. 31, 2010
Lower Limit
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	5.15%	4.80%
Rate of increase in compensation levels (%)	2.50%	2.00%
Upper Limit
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	5.75%	6.00%
Rate of increase in compensation levels (%)	4.00%	4.25%

Assumptions Used to Determine Net Periodic Pension Costs at KII, AVX and TA (Detail) (Foreign)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Lower Limit
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	4.80%	5.60%	5.50%
Rate of increase in compensation levels (%)	2.00%	2.50%	3.90%
Expected long-term rate of return on plan assets (%)	6.50%	6.50%	6.60%
Upper Limit
Defined Benefit Plan Disclosure [Line Items]
Discount rate (%)	6.00%	7.30%	6.50%
Rate of increase in compensation levels (%)	4.25%	4.00%	4.50%
Expected long-term rate of return on plan assets (%)	8.50%	8.50%	8.50%

KII's and AVX's Plan Assets Categories (Detail) (Foreign, JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 18,010		¥ 16,965		¥ 13,263
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	5,456		4,922
Level 1 | Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	325		186
Level 1 | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	5,065		4,661
Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	66		75
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	12,554		12,043
Level 2 | Government Agency Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	816		588
Level 2 | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets			25
Level 2 | Pooled Separate Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	10,960	[1]	10,303	[1]
Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	297		612
Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	481		515
Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	325		186
Government Agency Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	816		588
International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	5,065		4,686
Pooled Separate Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	10,960	[1]	10,303	[1]
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	297		612
Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	481		515
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 66		¥ 75

[1]	This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.

Estimated Future Benefit Payments of Plans at KII, AVX and TA (Detail) (Foreign, JPY ¥) In Millions	Mar. 31, 2011
Foreign
Defined Benefit Plan Disclosure [Line Items]
2012	¥ 2,037
2013	2,070
2014	2,106
2015	2,177
2016	2,228
2017 to 2021	¥ 11,952

Contributions to the Plans (Detail) (Saving Plans, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Saving Plans
Defined Benefit Plan Disclosure [Line Items]
Contributions to the plans	¥ 632	¥ 698	¥ 930

STOCK OPTION PLANS - Additional Information (Detail) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2009 Kyocera Corporation JPY ( ¥)	Mar. 31, 2011 Maximum AVX Corporation	Mar. 31, 2011 AVX Corporation USD ( $) Year OptionPlan	Mar. 31, 2011 AVX Corporation JPY ( ¥)	Mar. 31, 2010 AVX Corporation USD ( $)	Mar. 31, 2010 AVX Corporation JPY ( ¥)	Mar. 31, 2009 AVX Corporation USD ( $)	Mar. 31, 2009 AVX Corporation JPY ( ¥)	Mar. 31, 2011 AVX Corporation Employee Stock Option Plan, 1995 Plan	Mar. 31, 2011 AVX Corporation Non-employee directors' stock option plan	Mar. 31, 2011 AVX Corporation Employee Stock Option Plan, 2004	Mar. 31, 2011 AVX Corporation Non-employee directors' stock option plan, 2004	Mar. 31, 2011 Minimum KII	Mar. 31, 2011 Maximum KII	Mar. 31, 2011 KII JPY ( ¥)	Mar. 31, 2010 KII JPY ( ¥)	Mar. 31, 2009 KII JPY ( ¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total aggregate intrinsic value of options exercised	¥ 300			¥ 149		¥ 2		¥ 88
Cash received from the exercise of stock options	2,955
Number of stock option plans			4	4
Description of exercise price and option term			Under all stock option plans, the exercise price of each option shall not be less than the market price of AVX’s stock on the date of grant and an option’s maximum term is 10 years.	Under all stock option plans, the exercise price of each option shall not be less than the market price of AVX’s stock on the date of grant and an option’s maximum term is 10 years.
Number of shares available for future issuance consisting of options available to be granted and options currently outstanding			12,428	12,428
Share based payment award expiration date															2006-04-01
Aggregate shares of common stock that could be granted to employees									9,300	650	10,000	1,000			3,800
Option's maximum term (in years)		10Y												10Y
Options granted under stock option plan vest percentage									25.00%	33.33%	25.00%	33.33%
Weighted average grant date fair value			$ 3.29		$ 2.18		$ 3.48
Total aggregate fair value of options vested				¥ 192		¥ 256		¥ 473								¥ 1	¥ 4
Forfeiture rate			6.90%	6.90%
Total unrecognized compensation costs related to unvested awards, vesting period			4,000,000	4,000,000
Percentage Of Exercise Price Of Market Value													85.00%

Summary of Activity under Stock Option Plans (Detail) (AVX Corporation) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 USD ( $) Year OptionPlan	Mar. 31, 2011 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)
Number of Options
Beginning Balance	4,878	4,878
Granted	575	575
Exercised	(513)	(513)
Expired and cancelled	(985)	(985)
Ending Balance	3,955	3,955
Exercisable at March 31, 2011	2,660	2,660
Weighted Average Exercise Price
Beginning Balance	$ 15.61
Granted	$ 13.77
Exercised	$ 11.7
Expired and cancelled	$ 22.71
Ending Balance	$ 14.08
Exercisable at March 31, 2011	$ 14.72
Weighted Average Contractual Life Remaining (years)
Outstanding at March 31, 2011	5.41	5.41
Exercisable at March 31, 2011	4.01	4.01
Aggregated Intrinsic Value
Exercised		¥ 149	¥ 2	¥ 88
Outstanding at March 31, 2011		272
Exercisable at March 31, 2011		¥ 42

Unvested Share Activity under Stock Options Plans (Detail) (AVX Corporation) In Thousands, except Per Share data	12 Months Ended
	Mar. 31, 2011 USD ( $)	Mar. 31, 2011
Number of Options
Beginning Balance	1,255	1,295
Options granted	575
Options forfeited	(29)
Options vested	(506)
Ending Balance		1,295
Weighted Average Grant-Dated Fair Value
Beginning Balance	$ 4
Options granted	$ 3.29
Options forfeited	$ 3.56
Options vested	$ 4.42
Ending Balance	$ 3.53

Significant Weighted Average Assumptions Used for Estimating Fair Value of Options Issued under Stock Option Plans (Detail) (AVX Corporation)	12 Months Ended
	Mar. 31, 2011 Year OptionPlan	Mar. 31, 2010 Year	Mar. 31, 2009 Year
AVX Corporation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	5	5	5
Interest rate	2.30%	2.40%	3.20%
Volatility	27.00%	27.00%	28.00%
Expected dividends	1.30%	1.70%	1.20%

Total Unrecognized Compensation Costs Related to Unvested Awards (Detail) (AVX Corporation, JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
AVX Corporation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation costs related to unvested awards	¥ 142	¥ 211	¥ 318

Amounts Recorded in AVX's Consolidated Financial Statements Related to Grants and Exercises of Options (Detail) (AVX Corporation, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
AVX Corporation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense (net of tax benefit)	¥ 190	¥ 159	¥ 211
Tax benefit associated with stock based compensation expense	23	31	40
Cash received from the exercise of options	517	12	356
Excess tax benefit from stock-based payment arrangements	¥ 44	¥ 1	¥ 24

Summary of Activity under Stock Option Plan (Detail) (KII) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 JPY ( ¥) Year	Mar. 31, 2011 USD ( $)
Number of Options
Beginning Balance	332	332
Granted
Exercised
Expired and cancelled	(35)	(35)
Ending Balance	297	297
Exercisable at March 31, 2011	297	297
Weighted Average Exercise Price
Beginning Balance		$ 2.27
Granted
Exercised
Expired and cancelled		$ 2.44
Ending Balance		$ 2.25
Exercisable at March 31, 2011		$ 2.25
Weighted Average Contractual Life Remaining (years)
Outstanding at March 31, 2011	3.17	3.17
Exercisable at March 31, 2011	3.17	3.17
Aggregate Intrinsic Value
Exercised
Outstanding at March 31, 2011
Exercisable at March 31, 2011

DERIVATIVES AND HEDGING - Additional Information (Detail) (Overseas Customers)	12 Months Ended
Mar. 31, 2011
Overseas Customers
Entity-Wide Revenue, Major Customer [Line Items]
Percentage of Kyocera's revenues generated from overseas customers	60.00%

Aggregate Contract Amounts of Derivative Financial Instruments (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Derivatives designated as hedging instruments:
Derivatives designated as hedging instruments	¥ 14,442	¥ 15,711
Derivatives not designated as hedging instruments:
Derivatives not designated as hedging instruments	144,232	96,037
Total derivatives	158,674	111,748
Foreign Currency Forward Contracts
Derivatives designated as hedging instruments:
Derivatives designated as hedging instruments	13,852	11,961
Derivatives not designated as hedging instruments:
Derivatives not designated as hedging instruments	144,006	95,758
Interest Rate Swaps
Derivatives designated as hedging instruments:
Derivatives designated as hedging instruments	590	625
Interest Rate Caps
Derivatives designated as hedging instruments:
Derivatives designated as hedging instruments		3,125
Currency Swaps
Derivatives not designated as hedging instruments:
Derivatives not designated as hedging instruments	¥ 226	¥ 279

Location and Fair Value of Derivative Financial Instruments in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Derivatives designated as hedging instruments:
Derivatives asset designated as hedging instruments	¥ 72	¥ 79
Derivatives not designated as hedging instruments:
Derivatives asset not designated as hedging instruments	266	681
Derivative assets	338	760
Derivatives designated as hedging instruments:
Derivatives Liability designated as hedging instruments	137	211
Derivatives not designated as hedging instruments:
Derivatives Liability not designated as hedging instruments	3,509	826
Derivative liabilities	3,646	1,037
Foreign Currency Forward Contracts | Other Current Assets
Derivatives designated as hedging instruments:
Derivatives asset designated as hedging instruments	72	79
Derivatives not designated as hedging instruments:
Derivatives asset not designated as hedging instruments	259	681
Foreign Currency Forward Contracts | Other Current Liabilities
Derivatives designated as hedging instruments:
Derivatives Liability designated as hedging instruments	117	167
Derivatives not designated as hedging instruments:
Derivatives Liability not designated as hedging instruments	3,509	817
Interest Rate Swaps | Other Current Liabilities
Derivatives designated as hedging instruments:
Derivatives Liability designated as hedging instruments	20	44
Currency Swaps | Other Current Assets
Derivatives not designated as hedging instruments:
Derivatives asset not designated as hedging instruments	7
Currency Swaps | Other Current Liabilities
Derivatives not designated as hedging instruments:
Derivatives Liability not designated as hedging instruments		¥ 9

Gains (Losses) Recognized in Other Comprehensive Income (Detail) (Cash Flow Hedging, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income	¥ 52	¥ 63	¥ (341)
Foreign Currency Forward Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income	27	25	(280)
Interest Rate Swaps
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income	25	38	(61)
Interest Rate Caps
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income			¥ 0

Gains (Losses) Reclassified from Accumulated Other Comprehensive Income into Income (Effective Portion) (Detail) (Cash Flow Hedging, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	¥ 177	¥ (157)	¥ (408)
Foreign Currency Forward Contracts | Net Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	(102)	(2)	(1,186)
Foreign Currency Forward Contracts | Cost of Sales
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	259	(139)	769
Interest Rate Swaps | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)	20	20	0
Interest Rate Swaps | Equity in Earnings (Losses) of Affiliates and Unconsolidated Subsidiaries
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)		(36)	9
Interest Rate Caps | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)			¥ 0

Gains (Losses) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing (Detail) (Cash Flow Hedging, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	¥ 9	¥ (15)	¥ 184
Foreign Currency Forward Contracts | Foreign Currency Transaction (Losses) Gains, Net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing)	¥ 9	¥ (15)	¥ 184

Gains (Losses) Recognized In Income (Detail) (Nondesignated, JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized In Income	¥ (3,098)	¥ 3,220	¥ (6,360)
Foreign Currency Forward Contracts | Foreign Currency Transaction (Losses) Gains, Net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized In Income	(3,114)	3,219	(6,350)
Currency Swaps | Foreign Currency Transaction (Losses) Gains, Net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (Losses) Recognized In Income	¥ 16	¥ 1	¥ (10)

COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Commitments and Contingencies Disclosure [Line Items]
Contractual obligations for the acquisition or construction of property, plant and equipment	¥ 13,111
Rental expenses for operating leases	8,310	9,210	9,298
Purchase of material	15,390
Material obligated to purchase in total by the end of December 2020	230,081
Description of purchase obligation term	Under those agreements, during the year ended March 31, 2011, Kyocera purchased ¥15,390 million and is obligated to purchase ¥230,081 million in total by the end of December 2020.
Total amount of guarantees for the debt of employees, an investee and an unconsolidated subsidiary	644
Remediation costs	35,499
Proposed alternative remedial action plan, minimum range of future cost estimates	30,046
Proposed alternative remedial action plan, maximum range of future cost estimates	¥ 33,283

Future Minimum Lease Commitments under Non-Cancelable Operating Leases (Detail) (JPY ¥) In Millions	Mar. 31, 2011
Leases Disclosure [Line Items]
2012	¥ 4,866
2013	3,051
2014	1,837
2015	1,084
2016	596
2017 and thereafter	959
Operating Leases, Future Minimum Payments Due, Total	¥ 12,393

EQUITY - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data	12 Months Ended
Mar. 31, 2011
Stockholders Equity Note [Line Items]
Appropriation of legal reserve or additional paid in capital description	The Corporation Act requires a domestic company to appropriate as legal reserve or additional paid-in capital, an amount equal to 10% of the amount paid out for dividends until the sum of the legal reserve and additional paid-in capital equals 25% of its stated capital.
Appropriated legal reserve included in retained earnings	¥ 22,853
Amount of statutory retained earnings available for the payment of dividends	692,684
Dividends payable, per share	¥ 70
Dividends payable	12,846
Dividends payable date	Jun 29, 2011
Dividends approval date	Jun 28, 2011
Equity in retained earnings or deficits of affiliates and unconsolidated subsidiaries	¥ (1,792)

Changes in Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	¥ (51,010)	¥ (54,673)	¥ 44,066
Cumulative effect of applying ASC 715 to opening balance			(418)
Net change for the year	(24,572)	3,626	(98,321)
Other	(51)	37
Ending Balance	(75,633)	(51,010)	(54,673)
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(75,449)	(66,202)	(33,794)
Net change for the year	(28,861)	(9,287)	(32,408)
Other	5	40
Ending Balance	(104,305)	(75,449)	(66,202)
Pension Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	1,053	53	12,865
Cumulative effect of applying ASC 715 to opening balance			(418)
Net change for the year	(4,530)	1,003	(12,394)
Other	(57)	(3)
Ending Balance	(3,534)	1,053	53
Net Unrealized Gains on Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	23,468	11,621	64,799
Net change for the year	8,767	11,847	(53,178)
Ending Balance	32,235	23,468	11,621
Net Unrealized Gains (Losses) on Derivative Financial Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(82)	(145)	196
Net change for the year	52	63	(341)
Other	1
Ending Balance	¥ (29)	¥ (82)	¥ (145)

Tax Effects Allocated to Each Component of Other Comprehensive Income (Loss) and Adjustments, Excluding Amounts Attributable to Noncontrolling Interests (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Net-of-tax amount
Cumulative effect of applying ASC 715 to opening balance			¥ (418)
Foreign currency translation adjustments	(33,923)	(11,241)	(39,273)
Pension adjustments:
Net change for the year	(4,619)	906	(12,447)
Net unrealized gains (losses) on securities:
Net change for the year	8,863	11,959	(53,258)
Net unrealized gains (losses) on derivative financial instruments:
Net change for the year	63	74	(454)
Other comprehensive income (loss)	(24,572)	3,626	(98,321)
Parent
Before-tax amount
Cumulative effect of applying ASC 715 to opening balance			(709)
Foreign currency translation adjustments	(28,966)	(9,700)	(32,320)
Pension adjustments:
Amount arising during the year	(5,157)	5,784	(15,439)
Reclassification adjustments for gains and losses realized in net income	(3,015)	(3,433)	(3,293)
Net change for the year	(8,172)	2,351	(18,732)
Net unrealized gains (losses) on securities:
Amount arising during the year	14,599	19,533	(99,457)
Reclassification adjustments for gains and losses realized in net income	280	266	9,560
Net change for the year	14,879	19,799	(89,897)
Net unrealized gains (losses) on derivative financial instruments:
Amount arising during the year	252	(119)	(707)
Reclassification adjustments for gains and losses realized in net income	(197)	204	278
Net change for the year	55	85	(429)
Other comprehensive income (loss)	(22,204)	12,535	(141,378)
Tax (expense) or benefit
Cumulative effect of applying ASC 715 to opening balance			291
Foreign currency translation adjustments	105	413	(88)
Pension adjustments:
Amount arising during the year	2,276	(2,830)	4,945
Reclassification adjustments for gains and losses realized in net income	1,366	1,482	1,393
Net change for the year	3,642	(1,348)	6,338
Net unrealized gains (losses) on securities:
Amount arising during the year	(5,998)	(7,842)	40,606
Reclassification adjustments for gains and losses realized in net income	(114)	(110)	(3,887)
Net change for the year	(6,112)	(7,952)	36,719
Net unrealized gains (losses) on derivative financial instruments:
Amount arising during the year	(13)	10	142
Reclassification adjustments for gains and losses realized in net income	10	(32)	(54)
Net change for the year	(3)	(22)	88
Other comprehensive income (loss)	(2,368)	(8,909)	43,057
Net-of-tax amount
Cumulative effect of applying ASC 715 to opening balance			(418)
Foreign currency translation adjustments	(28,861)	(9,287)	(32,408)
Pension adjustments:
Amount arising during the year	(2,881)	2,954	(10,494)
Reclassification adjustments for gains and losses realized in net income	(1,649)	(1,951)	(1,900)
Net change for the year	(4,530)	1,003	(12,394)
Net unrealized gains (losses) on securities:
Amount arising during the year	8,601	11,691	(58,851)
Reclassification adjustments for gains and losses realized in net income	166	156	5,673
Net change for the year	8,767	11,847	(53,178)
Net unrealized gains (losses) on derivative financial instruments:
Amount arising during the year	239	(109)	(565)
Reclassification adjustments for gains and losses realized in net income	(187)	172	224
Net change for the year	52	63	(341)
Other comprehensive income (loss)	¥ (24,572)	¥ 3,626	¥ (98,321)

Components of Income Before Income Taxes and Income Taxes (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income before income taxes:
Domestic	¥ 112,374	¥ 28,477	¥ 31,735
Foreign	59,958	32,321	24,247
Income before income taxes	172,332	60,798	55,982
Current income taxes:
Domestic	21,297	17,213	11,603
Foreign	14,447	7,232	7,324
Total current income taxes	35,744	24,445	18,927
Deferred income taxes:
Domestic	11,892	(10,089)	4,901
Foreign	(5,422)	1,009	(1,049)
Total deferred income taxes	6,470	(9,080)	3,852
Total income taxes	¥ 42,214	¥ 15,365	¥ 22,779

Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Income Taxes [Line Items]
Japanese statutory income tax rates	41.00%	41.00%	41.00%
Net operating losses carried forward	¥ 64,586
Tax credit carried forward	4,167
Undistributed earnings of foreign subsidiaries	255,371
Valuation allowance of deferred tax assets	24,687	40,270	43,236	39,780
Gross unrecognized tax benefits	6,874	8,352	10,518	8,642
Estimate of significant change in unrecognized tax benefits	Kyocera expects that significant change in unrecognized tax benefits might occur within the next 12 months. However, Kyocera anticipates such change will not have significant impact on Kyocera’s consolidated results of operations and financial position.
Interest and penalties related to unrecognized tax benefits	(92)	(226)	71
Interest and penalties related to unrecognized tax benefits accrued	217	316
Tax years under income tax examination	At March 31, 2011 Kyocera is subject to income tax examinations by tax authorities for the tax years 2004 and forward in Japan, and for the tax year 2008 and forward in the United States for its major jurisdictions.
Domestic Subsidiaries Expiring Within Next Seven Years
Income Taxes [Line Items]
Net operating losses carried forward	10,757
Expiration date of operating loss carried forward	7Y
U.S. Subsidiaries Expiring Within Next Twenty Years
Income Taxes [Line Items]
Net operating losses carried forward	11,915
Expiration date of operating loss carried forward	20Y
Tax credit carried forward	1,196
Expiration date of tax credit carried forward	20Y
Other Foreign Subsidiaries Without Expiration Date
Income Taxes [Line Items]
Net operating losses carried forward	41,914
Domestic Subsidiaries Expiring Within Next Two Years
Income Taxes [Line Items]
Tax credit carried forward	129
Expiration date of tax credit carried forward	2Y
U. S. Subsidiaries Without Expiration Date
Income Taxes [Line Items]
Tax credit carried forward	2,842
Foreign Subsidiaries
Income Taxes [Line Items]
Unrecognized deferred tax liabilities	9,851
Tax Years 2004 Through 2008
Income Taxes [Line Items]
Additional taxes including local taxes	¥ 2,570

Reconciliations Between the Japanese Statutory Income Tax Rate and Kyocera's Effective Income Tax Rate (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Reconciliation of Provision of Income Taxes [Line Items]
Japanese statutory income tax rate	41.00%	41.00%	41.00%
Difference in statutory tax rates of foreign subsidiaries	(5.00%)	(7.70%)	(7.90%)
Change in valuation allowance	(8.10%)	(1.70%)	10.50%
Tax credit for research and development expenses	(2.10%)	(4.40%)	(1.90%)
Tax refunds related to transfer pricing adjustments	0.00%	(0.10%)	(0.60%)
Uncertainty in income taxes	(2.10%)	(1.60%)	(0.20%)
Tax rate change			0.00%	[1]
Other	0.80%	(0.20%)	(0.20%)
Effective income tax rate	24.50%	25.30%	40.70%

[1]	On April 1, 2009, income tax rates for companies was changed to 17.0% in Singapore, which had no material impact on the effective income tax rate in fiscal 2009.

Reconciliations Between the Japanese Statutory Income Tax Rate and Kyocera's Effective Income Tax Rate (Parenthetical) (Detail) (Singapore)	12 Months Ended
Mar. 31, 2010
Singapore
Reconciliation of Provision of Income Taxes [Line Items]
Income tax rate	17.00%

Components of Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Deferred tax assets:
Enterprise tax	¥ 1,603	¥ 1,409
Inventories	19,545	19,742
Provision for doubtful accounts and loss on bad debts	1,394	3,376
Accrued expenses	8,220	7,955
Employee benefits	24,828	24,060
Depreciation and amortization	37,432	37,837
Securities	2,459	9,403
Net operating losses and tax credit carry forwards	19,144	28,333
Liquidation of a foreign subsidiary	3,696	3,694
Other	4,291	3,849
Total gross deferred tax assets	122,612	139,658
Valuation allowance	(24,687)	(40,270)	(43,236)	(39,780)
Net deferred tax assets	97,925	99,388
Deferred tax liabilities:
Depreciation and amortization	10,942	9,005
Deduction of foreign branch losses	850	1,376
Securities	108,885	102,786
Prepaid benefit cost	5,301	6,823
Other	3,272	1,682
Total deferred tax liabilities	129,250	121,672
Net deferred tax liabilities	¥ (31,325)	¥ (22,284)

Net Deferred Tax Assets and Liabilities (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred income taxes-current assets	¥ 43,035	¥ 40,872
Other assets	17,087	12,488
Other current liabilities	(1,442)	(25)
Deferred income taxes-non-current liabilities	(90,005)	(75,619)
Net deferred tax liabilities	¥ (31,325)	¥ (22,284)

Reconciliation of The Beginning and Ending Amount of Gross Valuation Allowance for Deferred Tax Asset (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Valuation Allowance [Line Items]
Balance at beginning of year	¥ 40,270		¥ 43,236		¥ 39,780
Increase	1,226		7,034		12,874
Decrease	(15,885)		(8,905)		(9,022)
Other	(924)	[1]	(1,095)	[1]	(396)	[1]
Balance at end of year	¥ 24,687		¥ 40,270		¥ 43,236

[1]	Other consists mainly of foreign currency translation adjustments.

Reconciliation of the Beginning and Ending Amount of Gross Unrecognized Tax Benefits (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Tax Contingency [Line Items]
Balance at beginning of year	¥ 8,352	¥ 10,518	¥ 8,642
Increase-tax position in prior years	1,112	20	442
Increase-tax position in current year	1,936	1,800	2,269
Decrease-tax position in prior years	(2,517)	(1,634)	(835)
Settlements with taxing authorities	(2,002)	(2,336)
Lapse of statute of limitations	(7)	(16)
Balance at end of year	¥ 6,874	¥ 8,352	¥ 10,518

Supplemental Expense Information (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Component of Operating Other Cost and Expense [Line Items]
Research and development expenses	¥ 49,474	¥ 49,911	¥ 65,932
Advertising expenses	7,583	7,346	9,655
Shipping and handling cost included in selling, general and administrative expenses	¥ 16,883	¥ 14,140	¥ 16,411

Supplemental Expense Information - Additional Information (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Component of Operating Other Cost and Expense [Line Items]
Gains on sales of property, plant and equipment, net	¥ (967)	¥ 1,319	¥ 8,314

Kyocera's Sales to KDDI Corporation and Its Consolidated Subsidiaries (KDDI) Which Are Mainly Recorded in Telecommunications Equipment Group (Detail) (KDDI, JPY  ¥)
In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
KDDI
Entity-Wide Revenue, Major Customer [Line Items]
Amount of sales to KDDI Corporation and its consolidated subsidiaries (Yen in millions)	¥ 130,554	¥ 115,538	¥ 127,225
Ratio of amount of sale to KDDI Corporation and its consolidated subsidiaries to consolidated net sales (%)	10.30%	10.80%	11.30%

Information by Reporting Segment (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Segment Reporting Information [Line Items]
Net sales	¥ 1,266,924	¥ 1,073,805	¥ 1,128,586
Operating profit	157,612	63,669	41,720
Corporate	16,882	15,665	7,632
Equity in earnings (losses) of affiliates and unconsolidated subsidiaries	(160)	(18,297)	6,460
Adjustments and eliminations	(2,002)	(239)	170
Income before income taxes	172,332	60,798	55,982
Depreciation and amortization	71,544	72,829	97,577
Write-down of inventories	5,291	9,207	8,719
Capital expenditures	70,680	37,869	63,055
Total assets	1,946,566	1,848,717	1,773,802
Fine Ceramic Parts Group
Segment Reporting Information [Line Items]
Net sales	76,269	53,056	61,730
Operating profit	11,969	(788)	(240)
Depreciation and amortization	5,106	5,719	7,986
Write-down of inventories	146	777	444
Capital expenditures	11,319	1,814	5,405
Total assets	57,682	49,430	45,861
Semiconductor Parts Group
Segment Reporting Information [Line Items]
Net sales	174,687	140,507	135,137
Operating profit	37,331	17,235	8,671
Depreciation and amortization	10,786	9,795	13,592
Write-down of inventories	266	508	544
Capital expenditures	12,998	5,998	7,199
Total assets	111,406	100,094	79,148
Applied Ceramic Products Group
Segment Reporting Information [Line Items]
Net sales	197,642	157,033	148,917
Operating profit	29,049	19,858	27,469
Depreciation and amortization	13,786	10,889	11,100
Write-down of inventories	1,000	1,916	702
Capital expenditures	17,660	14,756	14,396
Total assets	258,618	209,170	164,799
Electronic Device Group
Segment Reporting Information [Line Items]
Net sales	242,641	199,939	231,271
Operating profit	41,646	13,230	(4,070)
Depreciation and amortization	13,818	16,934	24,329
Write-down of inventories	265	817	1,419
Capital expenditures	12,118	5,730	15,056
Total assets	351,432	346,844	339,616
Telecommunications Equipment Group
Segment Reporting Information [Line Items]
Net sales	225,168	189,118	218,758
Operating profit	2,121	(14,726)	(17,713)
Depreciation and amortization	10,172	9,452	16,946
Write-down of inventories	2,581	4,340	4,645
Capital expenditures	3,886	2,876	3,898
Total assets	111,634	112,750	115,926
Information Equipment Group
Segment Reporting Information [Line Items]
Net sales	239,916	232,365	229,297
Operating profit	25,845	22,091	13,497
Depreciation and amortization	11,027	12,846	14,469
Write-down of inventories	972	580	805
Capital expenditures	7,437	3,471	11,865
Total assets	247,486	250,222	251,477
Others
Segment Reporting Information [Line Items]
Net sales	139,383	124,577	126,043
Operating profit	9,651	6,769	14,106
Depreciation and amortization	4,767	4,925	6,407
Write-down of inventories	61	269	160
Capital expenditures	2,747	1,923	2,461
Total assets	132,381	128,898	122,474
Adjustments and Eliminations
Segment Reporting Information [Line Items]
Net sales	(28,782)	(22,790)	(22,567)
Total assets	(73,676)	(61,660)	(58,380)
Corporate
Segment Reporting Information [Line Items]
Depreciation and amortization	2,082	2,269	2,748
Capital expenditures	2,515	1,301	2,775
Total assets	748,184	711,508	693,505
Total Reportable Segments
Segment Reporting Information [Line Items]
Total assets	1,270,639	1,197,408	1,119,301
Equity Method Investments
Segment Reporting Information [Line Items]
Total assets	¥ 1,419	¥ 1,461	¥ 19,376

Information for Revenue from External Customers by Destination and Long-Lived Assets Based on Physical Location (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Segment Reporting Information [Line Items]
Net sales	¥ 1,266,924	¥ 1,073,805	¥ 1,128,586
Property, Plant and Equipment, Net	247,754	240,099	266,054
Japan
Segment Reporting Information [Line Items]
Net sales	559,883	470,643	473,387
Property, Plant and Equipment, Net	185,969	176,884	190,488
United States of America
Segment Reporting Information [Line Items]
Net sales	220,706	180,861	201,502
Property, Plant and Equipment, Net	11,164	12,993	16,567
Asia
Segment Reporting Information [Line Items]
Net sales	215,913	172,510	183,347
Property, Plant and Equipment, Net	29,293	28,007	35,627
Europe
Segment Reporting Information [Line Items]
Net sales	210,131	198,058	200,483
Property, Plant and Equipment, Net	14,974	14,373	15,590
Other Countries
Segment Reporting Information [Line Items]
Net sales	60,291	51,733	69,867
Property, Plant and Equipment, Net	¥ 6,354	¥ 7,842	¥ 7,782

Reconciliation of Numerators and Denominators of Basic and Diluted Earnings Per Share Computations (Detail) (JPY ¥) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Earnings Per Share Disclosure [Line Items]
Net income attributable to shareholders of Kyocera Corporation	¥ 122,448	¥ 40,095	¥ 29,506
Basic earnings per share:
Net income attributable to shareholders of Kyocera Corporation	¥ 667.23	¥ 218.47	¥ 157.27
Diluted earnings per share:
Net income attributable to shareholders of Kyocera Corporation	¥ 667.23	¥ 218.47	¥ 157.23
Basic average number of shares outstanding	183,517	183,525	187,618
Dilutive effect of stock options			43
Diluted average number of shares outstanding	183,517	183,525	187,661

Supplemental Information Related to Consolidated Statements of Cash Flows (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash paid during the year:
Interest	¥ 1,637	¥ 2,675	¥ 648
Income taxes	34,994	20,988	51,927
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	1,003	1,557	1,676
Acquisitions of businesses:
Fair value of assets acquired	2,475	8,036	180,951
Fair value of liabilities assumed	(608)	(1,780)	(118,694)
Noncontrolling interests		(985)	(32)
Cash acquired	(422)	(942)	(14,784)
Subtotal	1,445	4,329	47,441
Additional payment for acquisitions of businesses in the past years	136	386	71
Total	¥ 1,581	¥ 4,715	¥ 47,512

IMPAIRMENT OF LONG-LIVED ASSETS - Additional Information (Detail) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2009
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment loss on long-lived assets	¥ 2,309